UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 0560

John Hancock Investment Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette
Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2008

ITEM 1. REPORT TO SHAREHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock
Sovereign Investors Fund

Annual Report
10.31.08

Discussion of Fund performance

By Sovereign Asset Management, a division of MFC Global Investment Management (U.S.), LLC

The Fund’s fiscal year end has recently changed from December 31 to October 31. What follows are the portfolio managers’ comments for the 10 months ended October 31, 2008.

U.S. stocks ended the first 10 months of 2008 sharply lower, amid an intensifying credit crisis that triggered a series of blow-ups in the financial sector and sent the major stock indexes into virtual freefall near period end. In an effort to avert a systemic meltdown of the financial system, the U.S. government unveiled a $700 billion rescue plan and the Federal Reserve Board put in place a number of credit facilities to boost banks’ liquidity and stimulate lending, and cut short-term interest rates. For the 10 months ended October 31, 2008, the Standard & Poor’s 500 Index returned –32.84%, while the average large-cap blend fund monitored by Morningstar, Inc. returned –34.05%.

”Stocks ended the one-year review
period sharply lower, amid an
intensifying credit crisis…”

During the past 10 months, John Hancock Sovereign Investors Fund’s Class A shares returned –26.71% at net asset value. The Fund benefited from a flight to quality that aided the kind of mega-cap, high-quality, dividend-paying stocks we prefer. In the beleaguered financials sector, the Fund was helped by both favorable stock selection and an underweighting. Stock picking also was rewarding in information technology, materials and health care. Notable contributors included regional bank BB&T Corp., which posted a double-digit gain after becoming very cheap over the summer. Other stocks boosting performance were health and life insurer Aflac, Inc., commercial bank JPMorgan Chase & Co. and asset managers Federated Investors, Inc. and T. Rowe Price Group, Inc. Underweighting and ultimately selling Lehman Brothers Holdings, Inc. was beneficial as well, as was a position in chemical stock Rohm & Haas Co. Conversely, stock selection hurt in consumer staples, where Avon Products, Inc. reported disappointing earnings and revenues. Also hampering our results were agricultural products processor Archer-Daniels-Midland Co., which we sold, and custody bank State Street Corp.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

6	Sovereign Investors Fund | Annual report

A look at performance

For the period ended October 31, 2008

		Average annual returns (%)				Cumulative total returns (%)
		with maximum sales charge (POP)				with maximum sales charge (POP)

	Inception				Since				Since
Class	date	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception

A	5-1-36	–32.45	–0.55	0.00	—	–32.45	–2.74	0.01	—

B	1-3-94	–32.49	–0.52	–0.05	—	–32.49	–2.57	–0.48	—

C	5-1-98	–29.98	–0.23	–0.18	—	–29.98	–1.12	–1.79	—

I1	12-1-03	–28.49	—	—	0.73	–28.49	—	—	3.65

R1[1]	8-5-03	–29.45	–0.15	—	1.26	–29.45	–0.76	—	6.75

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I and Class R1 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class A — 1.14%, Class B — 1.85%, Class C — 1.85%, Class I — 0.71%, Class R1 — 1.72%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund’s Class I and Class R1 share prospectuses.

Annual report | Sovereign Investors Fund	7

A look at performance

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Sovereign Investors Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Standard & Poor’s 500 Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B2	10-31-98	$9,952	$9,952	$10,403

C2	10-31-98	9,821	9,821	10,403

I3	12-1-03	10,365	10,365	9,931

R1[3]	8-5-03	10,675	10,675	11,075

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I and Class R1 shares, respectively, as of October 31, 2008. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge, effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors as described in the Fund’s Class I and Class R1 share prospectuses.

8	Sovereign Investors Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on July 1, 2008 with the same investment held until October 31, 2008.

	Account value	Ending value	Expenses paid during
	on 7-1-08	on 10-31-08	period ended 10-31-08[1]

Class A	$1,000.00	$823.80	$3.92

Class B	1,000.00	821.70	6.06

Class C	1,000.00	822.10	6.03

Class I	1,000.00	826.40	2.64

Class R1	1,000.00	821.80	6.06

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2008, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Sovereign Investors Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on May 1, 2008, with the same investment held until October 31, 2008. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 5-1-08	on 10-31-08	period ended 10-31-08[1]

Class A	$1,000.00	$1,018.70	$6.50

Class B	1,000.00	1,015.20	10.03

Class C	1,000.00	1,015.20	9.98

Class I	1,000.00	1,020.80	4.37

Class R1	1,000.00	1,015.20	10.03

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.28%, 1.98%, 1.97%, 0.86% and 1.98% for Class A, Class B, Class C, Class I and Class R1, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/366 (to reflect the one-half year period).

10	Sovereign Investors Fund | Annual report

Portfolio summary

Top 10 holdings[1]

Abbott Laboratories	3.9%	Cisco Systems, Inc.	3.0%

United Technologies Corp.	3.5%	Johnson & Johnson	2.9%

Teva Pharmaceutical Industries Ltd.	3.5%	General Electric Co.	2.9%

Exxon Mobil Corp.	3.5%	Chevron Corp.	2.7%

International Business Machines Corp.	3.2%	Wal-Mart Stores, Inc.	2.6%

Sector distribution[1,2]

Financials	16%	Materials	6%

Health care	16%	Consumer discretionary	5%

Information technology	15%	Utilities	2%

Industrials	12%	Telecommunication services	1%

Consumer staples	11%	Other	5%

Energy	11%

1 As a percentage of net assets on October 31, 2008.

2 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

Annual report | Sovereign Investors Fund	11

F I N A N C I A L   S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 10-31-08

This schedule is divided into two main categories: common stocks and short-term investments. The common stocks are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 94.82%		$526,529,103
(Cost $483,061,942)
Aerospace & Defense 3.47%		19,290,960

United Technologies Corp.	351,000	19,290,960
Apparel Retail 0.48%		2,676,000

TJX Cos., Inc.	100,000	2,676,000
Asset Management & Custody Banks 7.40%		41,112,846

Bank of New York Mellon Corp.	350,000	11,410,000

Federated Investors, Inc. (Class B)	200,000	4,840,000

SEI Investments Co.	237,700	4,202,536

State Street Corp.	270,000	11,704,500

T. Rowe Price Group, Inc.	226,500	8,955,810
Communications Equipment 2.95%		16,397,801

Cisco Systems, Inc. (I)	922,780	16,397,801
Computer Hardware 4.63%		25,728,261

Hewlett-Packard Co.	207,500	7,943,100

International Business Machines Corp.	191,300	17,785,161
Data Processing & Outsourced Services 1.92%		10,645,490

Automatic Data Processing, Inc.	304,592	10,645,490
Distillers & Vintners 1.96%		10,883,250

Diageo PLC, ADR	175,000	10,883,250
Diversified Chemicals 0.98%		5,453,800

PPG Industries, Inc.	110,000	5,453,800
Diversified Financial Services 3.45%		19,184,500

Bank of America Corp.	350,000	8,459,500

JPMorgan Chase & Co.	260,000	10,725,000
Drug Retail 2.21%		12,260,000

CVS Caremark Corp.	400,000	12,260,000
Electric Utilities 2.08%		11,526,560

FPL Group, Inc.	244,000	11,526,560
Electrical Components & Equipment 1.76%		9,786,270

Emerson Electric Co.	299,000	9,786,270

See notes to financial statements

12	Sovereign Investors Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Fertilizers & Agricultural Chemicals 1.60%		$8,898,000

Monsanto Co.	100,000	8,898,000

Footwear 1.56%		8,644,500

NIKE, Inc. (Class B)	150,000	8,644,500

General Merchandise Stores 0.90%		5,015,000

Target Corp.	125,000	5,015,000

Health Care Equipment 3.43%		19,047,390

Becton, Dickinson & Co.	110,000	7,634,000

Medtronic, Inc.	283,000	11,413,390

Household Products 2.03%		11,266,102

Procter & Gamble Co.	174,560	11,266,102

Hypermarkets & Super Centers 2.61%		14,510,600

Wal-Mart Stores, Inc.	260,000	14,510,600

Industrial Conglomerates 4.88%		27,092,108

3M Co.	170,000	10,931,000

General Electric Co.	828,350	16,161,108

Industrial Gases 1.93%		10,736,720

Praxair, Inc.	164,800	10,736,720

Industrial Machinery 1.87%		10,367,000

Danaher Corp.	175,000	10,367,000

Integrated Oil & Gas 7.63%		42,341,593

Chevron Corp.	198,400	14,800,640

Exxon Mobil Corp.	260,872	19,335,833

Total SA, ADR	148,000	8,205,120

Integrated Telecommunication Services 0.72%		4,015,500

AT&T, Inc.	150,000	4,015,500

Internet Software & Services 1.04%		5,749,760

Google, Inc. (Class A) (I)	16,000	5,749,760

Life & Health Insurance 1.06%		5,871,528

Aflac, Inc.	132,600	5,871,528

Multi-Line Insurance 1.44%		7,972,800

MetLife, Inc.	240,000	7,972,800

Oil & Gas Equipment & Services 1.04%		5,784,800

Schlumberger, Ltd.	112,000	5,784,800

Oil & Gas Exploration & Production 2.16%		11,973,145

Apache Corp.	86,500	7,121,545

Devon Energy Corp.	60,000	4,851,600

Personal Products 1.79%		9,932,000

Avon Products, Inc.	400,000	9,932,000

Pharmaceuticals 10.34%		57,395,368

Abbott Laboratories	396,700	21,878,005

Johnson & Johnson	264,450	16,221,363

Teva Pharmaceutical Industries, Ltd., ADR	450,000	19,296,000

See notes to financial statements

Annual report | Sovereign Investors Fund	13

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Regional Banks 2.91%		$16,144,230

BB&T Corp.	167,000	5,986,950

Fifth Third Bancorp	420,000	4,557,000

PNC Financial Services Group, Inc.	84,000	5,600,280

Semiconductors 0.97%		5,369,340

Microchip Technology, Inc.	218,000	5,369,340

Soft Drinks 2.46%		13,672,423

PepsiCo, Inc.	239,825	13,672,423

Steel 0.98%		5,456,697

Nucor Corp.	134,700	5,456,697

Systems Software 4.00%		22,196,457

Microsoft Corp.	523,050	11,679,707

Oracle Corp. (I)	575,000	10,516,750

Tobacco 2.18%		12,130,304

Philip Morris International, Inc.	279,050	12,130,304

	Par value
Issuer, description, maturity date	(000)	Value

Short-term investments 5.68%		$31,563,000

(Cost $31,563,000)

Joint Repurchase Agreement 5.68%		31,563,000

Joint Repurchase Agreement with Barclays dated 10-31-08
at 0.15% to be repurchased at $31,563,395 on 11-03-08,
collateralized by $38,261,892 U.S. Treasury Inflation
Indexed Note 1.750% on 1-15-28 (valued at $32,194,260
including interest).	$31,563	31,563,000

Total investments (Cost $514,624,942)† 100.50%		$558,092,103

Other assets and liabilities, net (0.50%)		($2,767,088)

Total net assets 100.00%		$555,325,015

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipt

(I) Non-income producing security.

† At October 31, 2008, the aggregate cost of investment securities for federal income tax purposes was $516,165,316. Net unrealized appreciation aggregated $41,926,787, of which $99,243,025 related to appreciated investment securities and $57,316,238 related to depreciated investment securities.

See notes to financial statements

14	Sovereign Investors Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 10-31-08

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments at value (Cost $514,624,942)	$558,092,103
Cash	449
Receivable for investments sold	4,782,613
Receivable for shares sold	1,107,098
Dividends and interest receivable	569,432
Receivable from affiliates	221,321

Total assets	564,773,016

Liabilities

Payable for investments purchased	8,058,550
Payable for shares repurchased	461,264
Payable to affiliates
Management fees	268,812
Distribution and service fees	163,643
Other	376,008
Other payables and accrued expenses	119,724

Total liabilities	9,448,001

Net assets

Capital paid-in	520,718,408
Accumulated net realized loss on investments	(8,776,921)
Net unrealized appreciation of investments	43,467,161
Accumulated distributions in excess of net investment income	(83,633)

Net assets	$555,325,015

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($492,899,738 ÷ 38,268,680 shares)	$12.88
Class B ($42,964,870 ÷ 3,348,810 shares)[1]	$12.83
Class C ($9,368,559 ÷ 728,692 shares)[1]	$12.86
Class I ($9,980,560 ÷ 773,557 shares)	$12.90
Class R1 ($111,288 ÷ 8,747 shares)	$12.72

Maximum offering price per share

Class A ($12.88 ÷ 95%)[2]	$13.56

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Annual report | Sovereign Investors Fund	15

F I N A N C I A L   S T A T E M E N T S

Statements of operations For the period ended 10-31-08

These Statements of Operations summarize the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the periods stated.

	Year	Period
	ended	ended
	12-31-07	10-31-08[1]

Investment income

Dividends (net of foreign withholding taxes of
$209,476 and $117,320, respectively)	$17,646,528	$13,681,125
Interest	2,065,334	661,914
Securities lending	51,759	40,246
Income from affiliated issuers	—	25,475

Total investment income	19,763,621	14,408,760

Expenses

Investment management fees (Note 5)	5,360,276	3,632,478
Distribution and service fees (Note 5)	3,483,096	2,253,121
Transfer agent fees (Note 5)	1,724,125	1,334,689
Accounting and legal services fees (Note 5)	116,220	73,616
Custodian fees	134,878	111,034
Printing fees	97,883	114,037
Blue sky fees	61,717	59,554
Professional fees	58,234	62,571
Trustees’ fees	49,327	47,046
Miscellaneous	55,292	46,482

Total expenses	11,141,048	7,734,628
Less expense reductions (Note 5)	(29,903)	(14,386)

Net expenses	11,111,145	7,720,242

Net investment income	8,652,476	6,688,518

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	99,716,573	(7,857,430)
	99,716,573	(7,857,430)
Change in net unrealized appreciation (depreciation) of
Investments	(39,732,880)	(209,244,073)
	(39,732,880)	(209,244,073)
Net realized and unrealized gain (loss)	59,983,693	(217,101,503)
Increase (decrease) in net assets from operations	$68,636,169	($210,412,985)

1 For the ten month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

See notes to financial statements

16	Sovereign Investors Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year	Period
	ended	ended	ended
	12-31-06	12-31-07	10-31-08[1]

Increase (decrease) in net assets

From operations
Net investment income	$8,911,815	$8,652,476	$6,688,518
Net realized gain (loss)	97,774,255	99,716,573	(7,857,430)
Change in net unrealized appreciation
(depreciation)	22,268,715	(39,732,880)	(209,244,073)

Increase (decrease) in net assets
resulting from operations	128,954,785	68,636,169	(210,412,985)

Distributions to shareholders
From net investment income
Class A	(8,398,154)	(8,278,838)	(6,486,163)
Class B	(440,314)	(314,568)	(277,712)
Class C	(56,633)	(51,346)	(58,262)
Class I	(22,989)	(639)	(4,766)
Class R1	(464)	(677)	(543)
From net realized gain
Class A	(80,347,560)	(73,843,171)	(17,893,930)
Class B	(11,082,732)	(7,808,740)	(1,590,592)
Class C	(1,547,186)	(1,362,764)	(346,792)
Class I	(15,050)	(3,533)	(10,139)
Class R1	(13,618)	(13,359)	(4,232)
	(101,924,700)	(91,677,635)	(26,673,131)
From Fund share transactions (Note 6)	(83,183,967)	(61,114,252)	(60,239,127)

Total decrease	(56,153,882)	(84,155,718)	(297,325,243)

Net assets
Beginning of period	992,959,858	936,805,976	852,650,258
End of period[2]	$936,805,976	$852,650,258	$555,325,015

1 For the ten month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

2 Includes accumulated net investment income (loss) of $280,673, $274,265 and ($83,633), respectively.

See notes to financial statements

Annual report | Sovereign Investors Fund	17

F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	12-31-03[1]	12-31-04[1]	12-31-05[1]	12-31-06	12-31-07	10-31-08[2]

Per share operating performance

Net asset value, beginning of year	$15.81	$18.74	$19.54	$18.51	$18.94	$18.29
Net investment income[3]	0.14	0.17	0.18	0.20	0.21	0.16
Net realized and unrealized gain
(loss) on investments	2.93	0.80	0.27	2.51	1.29	(4.93)
Total from investment operations	3.07	0.97	0.45	2.71	1.50	(4.77)
Less distributions
From net investment income	(0.14)	(0.17)	(0.18)	(0.21)	(0.21)	(0.17)
From net realized gain	—	—	(1.30)	(2.07)	(1.94)	(0.47)
Total distributions	(0.14)	(0.17)	(1.48)	(2.28)	(2.15)	(0.64)
Net asset value, end of year	$18.74	$19.54	$18.51	$18.94	$18.29	$12.88
Total return (%)[4]	19.55	5.23	2.28[5]	14.67[5]	7.83	(26.71)[6]

Ratios and supplemental data

Net assets, end of year (in millions)	$998	$936	$818	$810	$758	$493
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.24	1.20	1.20	1.17	1.14	1.20[7]
Expenses net of all fee waivers	1.24	1.20	1.19	1.16	1.14	1.20[7]
Expenses net of all fee waivers
and credits	1.24	1.20	1.19	1.16	1.14[8]	1.20[7]
Net investment income	0.85	0.91	0.92	1.04	1.04	1.19[7]
Portfolio turnover (%)	47	20	30	36	46	64

1 Audited by previous Independent Registered Public Accounting Firm.

2 For the ten month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

8 Includes transfer agent fee earned credits of less than 0.01% to average net assets.

See notes to financial statements

18	Sovereign Investors Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	12-31-03[1]	12-31-04[1]	12-31-05[1]	12-31-06	12-31-07	10-31-08[2]

Per share operating performance

Net asset value, beginning of year	$15.79	$18.71	$19.49	$18.46	$18.89	$18.23
Net investment income[3]	0.03	0.03	0.04	0.07	0.07	0.06
Net realized and unrealized gain
(loss) on investments	2.92	0.80	0.27	2.50	1.28	(4.91)
Total from investment operations	2.95	0.83	0.31	2.57	1.35	(4.85)
Less distributions
From net investment income	(0.03)	(0.05)	(0.04)	(0.07)	(0.07)	(0.08)
From net realized gain	—	—	(1.30)	(2.07)	(1.94)	(0.47)
Total distributions	(0.03)	(0.05)	(1.34)	(2.14)	(2.01)	(0.55)
Net asset value, end of year	$18.71	$19.49	$18.46	$18.89	$18.23	$12.83
Total return (%)[4]	18.75	4.45	1.57[5]	13.92[5]	7.05	(27.14)[6]

Ratios and supplemental data

Net assets, end of year (in millions)	$315	$232	$155	$111	$79	$43
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.94	1.90	1.90	1.87	1.85	1.90[7]
Expenses net of all fee waivers	1.94	1.90	1.89	1.86	1.84	1.90[7]
Expenses net of all fee waivers
and credits	1.94	1.90	1.89	1.86	1.84[8]	1.90[7]
Net investment income	0.16	0.18	0.21	0.34	0.33	0.47[7]
Portfolio turnover (%)	47	20	30	36	46	64

1 Audited by previous Independent Registered Public Accounting Firm.

2 For the ten month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

8 Includes transfer agent fee earned credits of less than 0.01% to average net assets.

See notes to financial statements

Annual report | Sovereign Investors Fund	19

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	12-31-03[1]	12-31-04[1]	12-31-05[1]	12-31-06	12-31-07	10-31-08[2]

Per share operating performance

Net asset value, beginning of year	$15.81	$18.73	$19.52	$18.49	$18.92	$18.27
Net investment income[3]	0.03	0.04	0.04	0.07	0.07	0.07
Net realized and unrealized gain
(loss) on investments	2.92	0.80	0.27	2.50	1.29	(4.93)
Total from investment operations	2.95	0.84	0.31	2.57	1.36	(4.86)
Less distributions
From net investment income	(0.03)	(0.05)	(0.04)	(0.07)	(0.07)	(0.08)
From net realized gain	—	—	(1.30)	(2.07)	(1.94)	(0.47)
Total distributions	(0.03)	(0.05)	(1.34)	(2.14)	(2.01)	(0.55)
Net asset value, end of year	$18.73	$19.52	$18.49	$18.92	$18.27	$12.86
Total return (%)[4]	18.73	4.50	1.57[5]	13.90[5]	7.10[5]	(27.13)[6]

Ratios and supplemental data

Net assets, end of year (in millions)	$32	$27	$17	$15	$15	$9
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.94	1.90	1.90	1.87	1.85	1.90[7]
Expenses net of all fee waivers	1.94	1.90	1.89	1.86	1.84	1.90[7]
Expenses net of all fee waivers
and credits	1.94	1.90	1.89	1.86	1.84[8]	1.90[7]
Net investment income	0.14	0.19	0.21	0.34	0.34	0.48[7]
Portfolio turnover (%)	47	20	30	36	46	64

1 Audited by previous Independent Registered Public Accounting Firm.

2 For the ten month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

8 Includes transfer agent fee earned credits of less than 0.01% to average net assets.

See notes to financial statements

20	Sovereign Investors Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	12-31-03[1,2]	12-31-04[1]	12-31-05[1]	12-31-06	12-31-07	10-31-08[3]

Per share operating performance

Net asset value, beginning of year	$18.09	$18.74	$19.54	$18.51	$18.93	$18.29
Net investment income[4]	0.01	0.26	0.27	0.28	0.30	0.11
Net realized and unrealized gain
(loss) on investments	0.67	0.80	0.27	2.52	1.29	(4.81)
Total from investment operations	0.68	1.06	0.54	2.80	1.59	(4.70)
Less distributions
From net investment income	(0.03)	(0.26)	(0.27)	(0.31)	(0.29)	(0.22)
From net realized gain	—	—	(1.30)	(2.07)	(1.94)	(0.47)
Total distributions	(0.03)	(0.26)	(1.57)	(2.38)	(2.23)	(0.69)
Net asset value, end of year	$18.74	$19.54	$18.51	$18.93	$18.29	$12.90
Total return (%)[5]	3.78[6]	5.73	2.76	15.21	8.35	(26.36)[6]

Ratios and supplemental data

Net assets, end of year (in millions)	$3	$3	$3	—[7]	—[7]	$10
Ratios (as a percentage of average
net assets):
Expenses before reductions	0.70[8]	0.72	0.72	0.71	0.71	0.73[8]
Expenses net of all fee waivers	0.70[8]	0.72	0.72	0.71	0.71	0.73[8]
Expenses net of all fee waivers
and credits	0.70[8]	0.72	0.72	0.71	0.71[9]	0.73[8]
Net investment income	0.92[8]	1.38	1.40	1.44	1.54	1.02[8]
Portfolio turnover (%)	47	20	30	36	46	64

1 Audited by previous Independent Registered Public Accounting Firm.

2 Class I shares began operations on 12-1-03.

3 For the ten month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

4 Based on the average of the shares outstanding.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Not annualized.

7 Less than $500,000.

8 Annualized.

9 Includes transfer agent fee earned credits of less than 0.01% to average net assets.

See notes to financial statements

Annual report | Sovereign Investors Fund	21

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS R1 SHARES

Period ended	12-31-03[1,2]	12-31-04[1]	12-31-05[1]	12-31-06	12-31-07	10-31-08[3]

Per share operating performance

Net asset value, beginning of year	$16.63	$18.75	$19.54	$18.45	$18.75	$18.08
Net investment income[4]	0.02	0.19	0.07	0.06	0.09	0.06
Net realized and unrealized gain
(loss) on investments	2.11	0.79	0.28	2.38	1.28	(4.89)
Total from investment operations	2.13	0.98	0.35	2.44	1.37	(4.83)
Less distributions
From net investment income	(0.01)	(0.19)	(0.14)	(0.07)	(0.10)	(0.06)
From net realized gain	—	—	(1.30)	(2.07)	(1.94)	(0.47)
Total distributions	(0.01)	(0.19)	(1.44)	(2.14)	(2.04)	(0.53)
Net asset value, end of year	$18.75	$19.54	$18.45	$18.75	$18.08	$12.72
Total return (%)[5]	12.84[6]	5.22	1.75	13.22	7.21	(27.20)[6]

Ratios and supplemental data

Net assets, end of year (in millions)	—[7]	—[7]	—[7]	—[7]	—[7]	—[7]
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.69[8]	1.13	1.74	1.92	1.72	1.96[8]
Expenses net of all fee waivers	1.69[8]	1.13	1.74	1.92	1.72	1.96[8]
Expenses net of all fee waivers
and credits	1.69[8]	1.13	1.74	1.92	1.72[9]	1.95[8]
Net investment income	0.27[8]	1.00	0.37	0.31	0.46	0.44[8]
Portfolio turnover (%)	47	20	30	36	46	64

1 Audited by previous Independent Registered Public Accounting Firm.

2 Class R1 shares began operations on 8-5-03.

3 For the ten month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

4 Based on the average of the shares outstanding.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Not annualized.

7 Less than $500,000.

8 Annualized.

9 Includes transfer agent fee earned credits of less than 0.01% to average net assets.

See notes to financial statements

22	Sovereign Investors Fund | Annual report

Notes to financial statements

Note 1
Organization

John Hancock Sovereign Investors Fund (the Fund) is a diversified series of John Hancock Investment Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to provide long-term growth of capital and income without assuming undue market risks.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C, Class I and Class R1 shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

The net asset value of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trust’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of

Annual report | Sovereign Investors Fund	23

such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of October 31, 2008:

	INVESTMENTS IN	OTHER FINANCIAL
VALUATION INPUTS	SECURITIES	INSTRUMENTS*

Level 1 — Quoted Prices	$526,529,103	—

Level 2 — Other Significant Observable Inputs	31,563,000	—

Level 3 — Significant Unobservable Inputs	—	—
Total	$558,092,103	—

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Joint repurchase agreement

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. When a Fund enters into a repurchase agreement, it receives delivery of collateral, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is generally 102% of the repurchase amount.

Foreign currency translation

The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at

24	Sovereign Investors Fund | Annual report

period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class A, Class B, Class C, Class I and Class R1 shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a line of credit agreement with The Bank of New York Mellon (BNYM), the Swing Line Lender and Administrative Agent. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with BNYM, which permits borrowings of up to $150 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The fund had no borrowings under the line of credit outstanding for the period ended October 31, 2008.

Pursuant to the custodian agreement, the Custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the Custodian for any overdraft together with interest due thereon. The Custodian has a lien, security interest or security entitlement in any Fund property, to the maximum extent permitted by law to the extent of any overdraft.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund

Annual report | Sovereign Investors Fund	25

and any additional required cash collateral is delivered to the Fund on the next business day. Cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund may receive compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

The Fund has entered into an agreement with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers in an agency relationship) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or loss of rights in the collateral).

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has $7,236,547 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforwards expire as follows: October 31, 2009 — $817,112, October 31, 2010 — $85,708, October 31, 2016 — $6,333,727. Availabilty of a certain amount of the loss carryforwards, which were acquired on December 19, 2003, in a merger with John Hancock Large Cap Spectrum, may be limited in a given year.

The Fund is subject to the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48). FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not have a material impact on the Fund’s financial statements. Each of the Fund’s federal tax returns for the prior three years remain subject to examination by the Internal Revenue Service.

New accounting pronouncement

In March 2008, FASB No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (FAS 133), was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 amends and expands the disclosure requirements of FAS 133 in order to provide financial statement users an understanding of a company’s use of derivative instruments, how derivative instruments are accounted for under FAS 133 and related interpretations and how these instruments affect a company’s financial position, performance, and cash flows. FAS 161 requires companies to disclose information detailing the objectives and strategies for using derivative instruments, the level of derivative activity entered into by the company, and any credit risk-related contingent features of the agreements. Management is currently evaluating the adoption of FAS 161 on the Fund’s financial statement disclosures.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund declares and pays dividends quarterly. Capital gain distributions, if any, are distributed annually. During the year ended December 31, 2006, the tax character of distributions paid was as follows: ordinary income $8,918,554 and long-term capital gain $93,006,146. During the year ended December 31, 2007, the tax character of distributions paid was as follows: ordinary income $8,646,068 and long-term capital gain $83,031,567. During the period ended October 31, 2008, the tax character of distributions paid was as follows: ordinary

26	Sovereign Investors Fund | Annual report

income $6,827,671 and long-term capital gain $19,845,460. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Permanent book-tax differences are primarily attributable to expiration of capital loss carryforwards.

Note 3
Risks and uncertainties
Sector risk — financial industry

Fund performance will be closely tied to a single sector of the economy, which may under-perform other sectors over any given period of time. Financial services companies can be hurt by economic declines, changes in interest rates, regulatory and market impacts. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall more rapidly.

Risk associated with foreign investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less information available about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

Small and medium size company risk

Stocks of small and medium-size companies tend to be more volatile than those of large companies, and may underperform stocks of large companies. Small and medium-size companies may have limited product lines or markets, less access to financial resources or less operating experience, or may depend on a few key employees. Given this, small and mid-cap stocks may be thinly traded, leading to additional liquidity risk due to the inabilities to trade in large volume.

Note 4
Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 5
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a quarterly

Annual report | Sovereign Investors Fund	27

management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.60% of the first $750,000,000 of the Fund’s average daily net asset value, (b) 0.55% of the next $750,000,000, (c) 0.50% of the next $1,000,000,000 and (d) 0.45% of the Fund’s average daily net asset value in excess of $2,500,000,000.The effective rate for the period ended October 31, 2008, is 0.60% of the Fund’s average daily net asset value. The Fund has a subadvisory agreement with MFC Global Investment Management (U.S.) LLC, a subsidiary of John Hancock Financial Services, Inc. The Fund is not responsible for payment of subadvisory fees.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C and Class R1, pursuant to Rule 12b-1 under the 1940 Act, to pay JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00% and 1.00% and 0.50% of average daily net asset value of Class A, Class B, Class C and Class R1, respectively.

A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances. In addition, under a Service Plan for Class R1 shares, the Fund pays up to 0.25% of Class R1 average daily net asset value for certain other services.

Class A shares are assessed up-front sales charges. During the period ended October 31, 2008, JH Funds received net up-front sales charges of $258,295 with regard to sales of Class A shares. Of this amount, $40,243 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $143,567 was paid as sales commissions to unrelated broker-dealers and $74,485 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The

Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended October 31, 2008, CDSCs received by JH Funds amounted to $57,391 for Class B shares and $433 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.05%, 0.05%, 0.05%, 0.04% and 0.05% for Classes A, B, C, I and R1, respectively, of each class’s average daily net assets.

• For the period of January 1, 2008 to May 31, 2008, the Fund paid a monthly fee which is based on an annual rate of $15.00, $17.50, $16.50, $15.00 and $15.00 for each shareholder account for Class A, B, C, I and R1, respectively. Effective June 1, 2008, all classes paid a monthly fee based on an annual rate of $16.50 per shareholder account.

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

The Fund receives earnings credits from Signature Services as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the period

28	Sovereign Investors Fund | Annual report

ended October 31, 2008, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $14,386 for transfer agent credits earned.

Class level expenses for the period ended October 31, 2008 were as follows:

	Distribution and	Transfer
Share class	service fees	agent fees

Class A	$1,631,361	$1,195,787
Class B	515,426	114,665
Class C	105,702	23,250
Class I	—	240
Class R1	632	747
Total	$2,253,121	$1,334,689

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting, compliance, legal and other administrative services for the Fund. The compensation for the year amounted to $73,616 with an effective rate of 0.01% of the Fund’s average daily net asset value.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/ or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Annual report | Sovereign Investors Fund	29

Note 6
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the year ended December 31, 2006, the year ended December 31, 2007 and the period ended October 31, 2008, along with the corresponding dollar value.

	Year ended 12-31-06		Year ended 12-31-07		Period ended 10-31-08[1]
	Shares	Amount	Shares	Amount	Shares	Amount
Class A shares

Sold	2,419,814	$47,087,005	2,076,514	$40,773,733	1,330,268	$21,785,868
Distributions
reinvested	4,396,455	83,527,971	4,171,903	77,559,446	1,470,932	23,071,038
Repurchased	(8,276,092)	(160,724,100)	(7,523,578)	(148,149,776)	(5,997,402)	(97,075,733)
Net
decrease	(1,459,823)	($30,109,124)	(1,275,161)	($29,816,597)	(3,196,202)	($52,218,827)

Class B shares

Sold	358,706	$6,969,343	310,450	$6,082,016	223,376	$3,595,778
Distributions
reinvested	588,445	11,143,499	427,950	7,909,338	117,395	1,823,710
Repurchased	(3,433,290)	(66,391,294)	(2,298,381)	(44,984,155)	(1,334,901)	(21,793,341)
Net
decrease	(2,486,139)	($48,278,452)	(1,559,981)	($30,992,801)	(994,130)	($16,373,853)

Class C shares

Sold	50,891	$997,189	97,231	$1,850,664	84,935	$1,378,036
Distributions
reinvested	79,029	1,498,907	71,954	1,331,789	24,626	383,088
Repurchased	(224,890)	(4,380,980)	(175,405)	(3,441,455)	(191,047)	(3,096,706)
Net
decrease	(94,970)	($1,884,884)	(6,220)	($259,002)	(81,486)	($1,335,582)

Class I shares

Sold	9,888	$190,059	5,697	$106,817	767,997	$9,666,729
Distributions
reinvested	1,996	37,903	225	4,172	883	13,950
Repurchased	(165,330)	(3,149,051)	(8,107)	(161,705)	(1,240)	(21,639)
Net increase
(decrease)	(153,446)	($2,921,089)	(2,185)	($50,716)	767,640	$9,659,040

Class R1 shares

Sold	809	$15,745	2,363	$46,321	2,438	$40,668
Distributions
reinvested	68	1,273	91	1,679	97	1,487
Repurchased	(377)	(7,436)	(2,170)	(43,136)	(797)	(12,060)

Net increase	500	$9,582	284	$4,864	1,738	$30,095

Net
decrease	(4,193,878)	($83,183,967)	(2,843,263)	($61,114,252)	(3,502,440)	($60,239,127)

1For the ten month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

Note 7
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended October 31, 2008, aggregated $448,218,172 and $525,473,645, respectively.

Note 8
Change in fiscal year end

The Fund’s fiscal year end has changed to October 31, 2008.

30	Sovereign Investors Fund | Annual report

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust and Shareholders of John Hancock Sovereign Investors Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Sovereign Investors Fund (the Fund) at October 31, 2008, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2008 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before December 31, 2005 were audited by another independent registered public accounting firm, whose report expressed an unqualified opinion thereon.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 22, 2008

Annual report | Sovereign Investors Fund	31

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended October 31, 2008.

The Fund has designated distributions to shareholders of $19,845,460 as a long-term capital gain dividend.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended October 31, 2008, 100% of the dividends qualifies for the corporate dividends-received deduction.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2008.

Shareholders will be mailed a 2008 U.S. Treasury Department Form 1099-DIV in January 2009. This will reflect the total of all distributions that are taxable for calendar year 2008.

32	Sovereign Investors Fund | Annual report

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock Sovereign
Investors Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Investment Trust (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock Sovereign Investors Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 5–6 and June 9–10, 2008, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. This information included:

(i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group). The funds within each Category and Peer Group were selected by Morningstar Inc. (Morningstar), an independent provider of investment company data. Data covered a range of periods ended December 31, 2007,

(ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group,

(iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser,

(iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund,

(v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale,

(vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department,

(vii) the background and experience of senior management and investment professionals, and

(viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The Board principally considered data on performance and other information provided by Morningstar as of December 31, 2007. The Board also considered updated performance information provided to it by the Adviser or Subadviser at its May and June 2008 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Annual report | Sovereign Investors Fund	33

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and Subadviser. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2007. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s benchmark index. The Board reviewed with representatives of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the Fund’s performance during the 3-, 5- and 10-year periods was lower than the performance of the Peer Group and Category medians, and its benchmark index, the Standard & Poor’s 500 Index. The Board favorably viewed that the Fund’s more recent performance during the 1-year period was equal to the median of the Peer Group and higher than the median of the Category and its benchmark index.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group. The Board noted that the Advisory Agreement Rate was lower than the median rate of the Peer Group and Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross Expense Ratio was lower than the Peer Group and Category medians. The Board also noted that the Fund’s Net Expense Ratio was equal to the median of the Peer Group and not appreciably higher than the median of the Category.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expenses supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment sub-advisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

34	Sovereign Investors Fund | Annual report

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates, including the Subadviser, as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadviser with the Fund and benefits potentially derived from an increase in business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

Annual report | Sovereign Investors Fund	35

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James F. Carlin, Born: 1940	1992	50

Chairman (since December 2007); Director and Treasurer, Alpha Analytical Laboratories, Inc. (chemical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since 1995);
Part Owner and Vice President, Mone Lawrence Carlin Insurance Agency, Inc. (until 2005); Chairman and Chief Executive Officer, Carlin Consolidated, Inc. (management/investments) (since 1987); Trustee,
Massachusetts Health and Education Tax Exempt Trust (1993–2003).

William H. Cunningham, Born: 1944	1994	50

Professor, University of Texas at Austin (since 1971); former Chancellor, University of Texas System and former President, University of Texas at Austin (until 2001); Chairman and Chief Executive Officer, IBT
Technologies (until 2001); Director of the following: Hicks Acquisition Company I, Inc. (since 2007);
Hire.com (until 2004), STC Broadcasting, Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc.
(electronic manufacturing) (since 2001), Adorno/Rogers Technology, Inc. (until 2004), Pinnacle Foods
Corporation (until 2003), rateGenius (until 2003), Lincoln National Corporation (insurance) (since
2006), Jefferson-Pilot Corporation (diversified life insurance company) (until 2006), New Century
Equity Holdings (formerly Billing Concepts) (until 2001), eCertain (until 2001), ClassMap.com (until
2001), Agile Ventures (until 2001), AskRed.com (until 2001), Southwest Airlines (since 2000), Introgen
(manufacturer of biopharmaceuticals) (since 2000) and Viasystems Group, Inc. (electronic manufacturer)
(until 2003); Advisory Director, Interactive Bridge, Inc. (college fundraising) (until 2001); Advisory
Director, Q Investments (until 2003); Advisory Director, JPMorgan Chase Bank (formerly Texas Commerce
Bank–Austin), LIN Television (until 2008), WilTel Communications (until 2003) and Hayes Lemmerz
International, Inc. (diversified automotive parts supply company) (since 2003).

Deborah C. Jackson,[4] Born: 1952	2008	50

Chief Executive Officer, American Red Cross of Massachusetts Bay (since 2002); Board of Directors of
Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since
2001); Board of Directors of American Student Association Corp. (since 1996); Board of Directors of
Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (since 2007).

Charles L. Ladner,[2] Born: 1938	1979	50

Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003); Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice
President and Director, AmeriGas, Inc. (retired 1998); Director, AmeriGas Partners, L.P. (gas distribution)
(until 1997); Director, EnergyNorth, Inc. (until 1997); Director, Parks and History Association (until 2005).

Stanley Martin,[2,4] Born: 1947	2008	50

Senior Vice President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006);
Executive Vice President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive
Vice President, Republic New York Corporation and Republic National Bank of New York (1998–2000);
Partner, KPMG LLP (1971–1998).

36	Sovereign Investors Fund | Annual report

Independent Trustees (continued)

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Dr. John A. Moore,[2] Born: 1939	2005	50

President and Chief Executive Officer, Institute for Evaluating Health Risks (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former Assistant
Administrator and Deputy Administrator, Environmental Protection Agency; Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research)
(until 2007).

Patti McGill Peterson,[2] Born: 1943	2005	50

Principal, PMP Globalinc (consulting) (since 2007); Senior Associate, Institute for Higher Education Policy
(since 2007); Executive Director, CIES (international education agency) (until 2007); Vice President,
Institute of International Education (until 2007); Senior Fellow, Cornell University Institute of Public
Affairs, Cornell University (until 1998); Former President Wells College, St. Lawrence University and the
Association of Colleges and Universities of the State of New York. Director of the following: Niagara
Mohawk Power Corporation (until 2003); Security Mutual Life (insurance) (until 1997); ONBANK (until
1993). Trustee of the following: Board of Visitors, The University of Wisconsin, Madison (since 2007);
Ford Foundation, International Fellowships Program (until 2007); UNCF, International Development
Partnerships (until 2005); Roth Endowment (since 2002); Council for International Educational Exchange
(since 2003).

Steven R. Pruchansky, Born: 1944	1991	50

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (since 2008); Managing Director, JonJames, LLC (real estate) (since 2000); Director, First
Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell
Building Corp. (until 1991).

Non-Independent Trustees[3]
Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle, Born: 1959	2005	267

Executive Vice President, Manulife Financial Corporation (since 1999); Director and President, John
Hancock Variable Life Insurance Company (since 2007); Director and Executive Vice President, John
Hancock Life Insurance Company (since 2004); Chairman and Director, John Hancock Advisers, LLC (the
Adviser), John Hancock Funds, LLC (John Hancock Funds) and The Berkeley Financial Group, LLC (The
Berkeley Group) (holding company) (since 2005); Chairman and Director, John Hancock Investment
Management Services, LLC (since 2006); Senior Vice President, The Manufacturers Life Insurance
Company (U.S.A.) (until 2004).

Annual report | Sovereign Investors Fund	37

Principal officers who are not Trustees

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

Keith F. Hartstein, Born: 1956	2005

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief
Executive Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (since 2005); Director,
MFC Global Investment Management (U.S.), LLC (MFC Global (U.S.)) (since 2005); Chairman and
Director, John Hancock Signature Services, Inc. (since 2005); Director, President and Chief Executive
Officer, John Hancock Investment Management Services, LLC (since 2006); President and Chief Executive
Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust
(since 2005); Director, Chairman and President, NM Capital Management, Inc. (since 2005); Member and former Chairman, Investment Company Institute Sales Force Marketing Committee (since 2003);
Director, President and Chief Executive Officer, MFC Global (U.S.) (2005–2006); Executive Vice President,
John Hancock Funds, LLC (until 2005).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.) (since 2006); Secretary and
Chief Legal Officer, John Hancock Funds, John Hancock Funds II and John Hancock Trust (since 2006);
Vice President and Associate General Counsel, Massachusetts Mutual Life Insurance Company (1999–
2006); Secretary and Chief Legal Counsel, MML Series Investment Fund (2000–2006); Secretary and
Chief Legal Counsel, MassMutual Institutional Funds (2000–2004); Secretary and Chief Legal Counsel,
MassMutual Select Funds and MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment Management Services, LLC,
the Adviser and MFC Global (U.S.) (since 2005); Chief Compliance Officer, John Hancock Funds, John
Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005); Vice President and
Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and Ethics & Compliance Officer,
Fidelity Investments (until 2001).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (registered investment companies) (2005–2007); Vice President, Goldman Sachs (2005–2007); Managing Director
and Treasurer of Scudder Funds, Deutsche Asset Management (2003–2005); Director, Tax and Financial
Reporting, Deutsche Asset Management (2002–2003); Vice President and Treasurer, Deutsche Global
Fund Services (1999–2002).

Gordon M. Shone, Born: 1956	2006

Treasurer
Senior Vice President, John Hancock Life Insurance Company (U.S.A.) (since 2001); Treasurer, John
Hancock Funds (since 2006), John Hancock Funds II, John Hancock Funds III and John Hancock Trust
(since 2005); Vice President and Chief Financial Officer, John Hancock Trust (2003–2005); Vice President,
John Hancock Investment Management Services, LLC, John Hancock Advisers, LLC (since 2006) and The
Manufacturers Life Insurance Company (U.S.A.) (1998–2000).

38	Sovereign Investors Fund | Annual report

Principal officers who are not Trustees (continued)

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

John G. Vrysen, Born: 1955	2005

Chief Operating Officer
Senior Vice President, Manulife Financial Corporation (since 2006); Senior Vice President, John Hancock
Life Insurance Company (since 2004); Director, Executive Vice President and Chief Operating Officer,
the Adviser, The Berkeley Group and John Hancock Funds, LLC (since 2007); Director, Executive Vice
President and Chief Operating Officer, John Hancock Investment Management Services, LLC (since
2007); Chief Operating Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III
and John Hancock Trust (since 2007); Director, Executive Vice President and Chief Financial Officer,
the Adviser, The Berkeley Group and John Hancock Funds, LLC (2005–2007); Director, Executive Vice
President and Chief Financial Officer, John Hancock Investment Management Services, LLC (2005–2007);
Executive Vice President and Chief Financial Officer, MFC Global (U.S.) (2005–2007); Director, John
Hancock Signature Services, Inc. (since 2005); Chief Financial Officer, John Hancock Funds, John Hancock
Funds II, John Hancock Funds III and John Hancock Trust (2005–2007); Vice President and General
Manager, John Hancock Fixed Annuities, U.S. Wealth Management (2004–2005); Vice President,
Operations, Manulife Wood Logan (2000–2004).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit and Compliance Committee.

3 Non-Independent Trustee holds positions with the Fund’s investment adviser, underwriter and certain other affiliates.

4 Mr. Martin was appointed by the Board as Trustee on September 8, 2008 and Ms. Jackson was appointed effective October 1, 2008.

Annual report | Sovereign Investors Fund	39

More information

Trustees	Investment adviser
James F. Carlin, Chairman	John Hancock Advisers, LLC
James R. Boyle†
William H. Cunningham	Subadviser
Deborah C. Jackson	Sovereign Asset Management, a division of
Charles L. Ladner*	MFC Global Investment
Stanley Martin*	Management (U.S.), LLC
Dr. John A. Moore*
Patti McGill Peterson*	Principal distributor
Steven R. Pruchansky	John Hancock Funds, LLC
*Members of the Audit Committee
†Non-Independent Trustee	Custodian
State Street Bank & Trust Company
Officers
Keith F. Hartstein	Transfer agent
President and Chief Executive Officer	John Hancock Signature Services, Inc.

Thomas M. Kinzler	Legal counsel
Secretary and Chief Legal Officer	K&L Gates LLP

Francis V. Knox, Jr.	Independent registered
Chief Compliance Officer	public accounting firm
PricewaterhouseCoopers LLP
Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Additional information about your fund is available without charge in several ways. As required by the SEC, you can access proxy voting information and quarterly portfolio information on your fund. The proxy voting information includes a description of proxy voting policies, procedures and information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30. The quarterly portfolio information that includes a complete list of the fund’s holdings for the first and third quarters of the fund’s fiscal period is filed on Form N-Q. You have access to this information:

By phone	On the fund’s Website	At the SEC
1-800-225-5291	www.jhfunds.com	www.sec.gov
1-800-SEC-0330
SEC Public Reference Room

You can also contact us:
Regular mail:	Express mail:
John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
P.O. Box 9510	Mutual Fund Image Operations
Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Month-end portfolio holdings are available at www.jhfunds.com.

40	Sovereign Investors Fund | Annual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Sovereign Investors Fund.	2900A 10/08
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	12/08

John Hancock
MUTUAL FUNDS

John Hancock
Balanced Fund

Annual Report
10.31.08

Discussion of Fund performance

By MFC Global Investment Management (U.S.), LLC

In April 2008, Timothy Keefe left the subadviser to pursue other opportunities. The Fund continues to be managed by Roger Hamilton, Jeffrey Given and Timothy Malloy.

Recently the Fund’s fiscal year end changed from December 31 to October 31. What follows is a discussion of the fund’s performance for the 10-month period ended October 31, 2008.

Stock markets around the world suffered steep declines during the first 10 months of 2008, as the financial crisis accelerated and the global economy slowed. Despite the U.S. government’s efforts to stimulate consumer spending and rescue failing financial companies, the credit markets froze, sending stocks sharply lower late in the period. For the 10-months ended October 31, 2008, the Standard & Poor’s 500 Index returned –32.84%. The Barclays Capital Aggregate U.S. Bond Index returned –1.74% overthe same period. U.S. Treasuries and shorter-maturity issues did well, while corporate and high-yield bond prices fell sharply.

“Stock markets around the world
suffered steep declines during the
first 10 months of 2008... “

John Hancock Balanced Fund’s Class A shares returned –26.84% at net asset value for the period, while Morningstar, Inc.’s average moderate allocation fund returned –26.54%. The Fund maintained an average asset allocation of 60% stocks and 40% bonds and cash. Weak stock selection, particularly in the consumer staples, technology, materials and industrials, caused the stock portfolio to trail the S&P 500. Disappointments included Bunge Ltd., a U.S. company operating a soybean and fertilizer business in Brazil, and Barrick Gold Corp., a large mining company with a strong balance sheet and good production growth outlook. Both were hurt as slowing global demand pressured commodity prices. Top performers included Southwestern Energy Co., an exploration and production company. The Fund’s fixed-income portfolio, which included a sizable stake in Treasuries, helped overall performance.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors. International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. These risks are more significant in emerging markets.

6	Balanced Fund | Annual report

A look at performance

For the period ended October 31, 2008

		Average annual returns (%)				Cumulative total returns (%)
		with maximum sales charge (POP)				with maximum sales charge (POP)

	Inception				Since				Since
Class	date	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception

A	10-5-92	–30.42	4.25	1.60	—	–30.42	23.14	17.17	—

B	10-5-92	–30.82	4.26	1.54	—	–30.82	23.17	16.55	—

C	5-3-99	–27.98	4.60	—	0.41	–27.98	25.24	—	3.95

I1	3-1-02	–26.48	5.83	—	3.41	–26.48	32.76	—	25.03

R1,2	9-5-08	–27.23	4.75	1.53	—	–27.23	26.10	16.42	—

R1[1,2]	9-5-08	–27.03	5.01	1.79	—	–27.03	27.71	19.40	—

R2[1,2]	9-5-08	–26.89	5.26	2.04	—	–26.89	29.23	22.35	—

R3[1,2]	9-5-08	–26.95	5.12	1.89	—	–26.95	28.36	20.61	—

R4[1,2]	9-5-08	–26.77	5.42	2.19	—	–26.77	30.23	24.21	—

R5[1,2]	9-5-08	–26.52	5.75	2.50	—	–26.52	32.23	28.03	—

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I, R, R1, R2, R3, R4 and R5 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class A — 1.22%, Class B — 1.91%, Class C — 1.91%, Class I — 0.77%, Class R — 1.89%, Class R1 — 1.64%, Class R2 — 1.39%, Class R3 — 1.54%, Class R4 — 1.24%, Class R5 — 0.94%. The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund’s Class I, R, R1, R2, R3, R4 and R5 share prospectuses.

2 October 5, 1992 is the inception date for the oldest Class of shares, Class A shares. Class R, R1, R2, R3, R4 and R5 shares commenced operations on September 5, 2008, the returns prior to this date are those of Class A shares that have been recalculated to apply the fees and expenses of Class R, R1, R2, R3, R4 and R5 shares, respectively.

Annual report | Balanced Fund	7

A look at performance

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Balanced Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in two separate indexes.

		Without sales	With maximum
Class	Period beginning	charge	sales charge	Index 1	Index 2

B2	10-31-98	$11,655	$11,655	$10,403	$15,997

C2	5-3-99	10,395	10,395	8,383	16,005

I3	3-1-02	12,503	12,503	9,680	13,216

R3,4	10-31-98	11,642	11,642	10,403	15,997

R1[3,4]	10-31-98	11,940	11,940	10,403	15,997

R2[3,4]	10-31-98	12,235	12,235	10,403	15,997

R3[3,4]	10-31-98	12,061	12,061	10,403	15,997

R4[3,4]	10-31-98	12,421	12,421	10,403	15,997

R5[3,4]	10-31-98	12,803	12,803	10,403	15,997

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I, R, R1, R2, R3, R4 and R5 shares, respectively, as of October 31, 2008. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales, charge, effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s 500 Index — Index 1 — is an unmanaged index that includes 500 widely traded common stocks.

Barclays Government/Credit Bond Index — Index 2 — is an unmanaged index that measures the performance of U.S. government bonds, U.S. corporate bonds and Yankee bonds.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors as described in the Fund’s Class I, R, R1, R2, R3, R4 and R5 share prospectuses.

4 October 5, 1992 is the inception date for the oldest Class of shares, Class A shares. Class R, R1, R2, R3, R4 and R5 shares commenced operations on September 5, 2008, the returns prior to this date are those of Class A shares that have been recalculated to apply the fees and expenses of Class R, R1, R2, R3, R4 and R5 shares, respectively.

8	Balanced Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on July 1, 2008 with the same investment held until October 31, 2008.

	Account value	Ending value	Expenses paid during
	on 7-1-08	on 10-31-08	period ended 10-31-08[1]

Class A	$1,000.00	$734.60	$3.50

Class B	1,000.00	732.40	5.53

Class C	1,000.00	733.00	5.53

Class I	1,000.00	735.40	2.25

Class R	1,000.00	798.90	2.52

Class R1	1,000.00	799.40	2.19

Class R2	1,000.00	799.20	1.87

Class R3	1,000.00	799.60	2.07

Class R4	1,000.00	799.60	1.68

Class R5	1,000.00	800.20	1.29

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2008, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Balanced Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on May 1, 2008 with the same investment held until October 31, 2008. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 5-1-08	on 10-31-08	period ended 10-31-08[1]

Class A	$1,000.00	$1,019.10	$6.09

Class B	1,000.00	1,015.60	9.63

Class C	1,000.00	1,015.60	9.63

Class I	1,000.00	1,021.30	3.91

Class R	1,000.00	1,015.30	9.27

Class R1	1,000.00	1,016.60	8.06

Class R2	1,000.00	1,017.80	6.90

Class R3	1,000.00	1,017.00	7.61

Class R4	1,000.00	1,018.70	6.19

Class R5	1,000.00	1,020.10	4.77

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.20%, 1.90%, 1.90%, 0.77%, 1.83%, 1.59%, 1.36%, 1.50%, 1.22% and 0.94% for Class A, Class B, Class C, Class I, Class R, Class R1, Class R2, Class R3, Class R4 and Class R5, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/366 (to reflect the one-half year period).

10	Balanced Fund | Annual report

Portfolio summary

Top 10 holdings[1]

United States Treasury Note, 4.250%,		United States Treasury
8-15-15	3.1%	Note, 1.875%, 7-15-13	2.2%

Microsoft Corp.	2.9%	Archer-Daniels-Midland Co.	2.1%

Charles Schwab Corp. (The)	2.6%	Bunge Ltd.	2.1%

News Corp. (Class B)	2.5%	McKesson Corp.	2.1%

Southwestern Energy Co.	2.3%	Willis Group Holdings Ltd.	2.0%

Sector distribution[1,2]

Financials	17%	Consumer staples	6%

Health care	11%	Industrials	6%

Information technology	10%	Utilities	4%

Government — U.S. agency	10%	Materials	3%

Energy	10%	Telecommunication services	1%

Consumer discretionary	7%	Other	15%

1 As a percentage of net assets on October 31, 2008.

2 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

Annual report | Balanced Fund	11

F I N A N C I A L   S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 10-31-08

This schedule is divided into eight main categories: bonds, asset backed securities, collateralized mortgage obligations, common stocks, preferred stocks, U.S. government and agency securities, warrants and short-term investments. Bonds, collateralized mortgage obligations, common stocks, preferred stocks, U.S. government and agency securities and warrants are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Bonds 13.75%					$96,955,814
(Cost $115,112,024)

Airlines 0.17%					1,215,417

Delta Air Lines, Inc.,
Sec Pass Thru Ctf Ser A	6.821%	08-10-22	A–	$1,870	1,215,417

Auto Parts & Equipment 0.09%					625,000

Allison Transmission, Inc.,
Gtd Sr Note (L)(S)	11.000	11-01-15	B–	1,000	625,000

Broadcasting & Cable TV 0.90%					6,370,417

Comcast Cable Communications
Holdings, Inc.,
Sr Note	8.375	03-15-13	BBB+	2,000	1,940,182

Comcast Cable Communications, LLC,
Gtd Sr Note	6.200	11-15-08	BBB+	1,000	999,547

Time Warner Cable, Inc.,
Gtd Sr Note	6.750	07-01-18	BBB+	4,000	3,430,688

Casinos & Gaming 0.07%					485,000

Isle of Capri Casinos, Inc.,
Gtd Sr Sub Note	7.000	03-01-14	B–	1,000	485,000

Computer Hardware 0.95%					6,725,585

Hewlett-Packard Co.,
Sr Note	4.500	03-01-13	A	5,000	4,651,125

IBM Corp.	8.000	10-15-38	A+	2,000	2,074,460

Consumer Electronics 0.59%					4,134,955

Koninklijke (Royal) Philips
Electronics N.V.,
Sr Note	5.750	03-11-18	A–	5,000	4,134,955

Consumer Finance 0.19%					1,358,692

SLM Corp.,
Sr Note Ser MTN	8.450	06-15-18	BBB–	2,000	1,358,692

See notes to financial statements

12	Balanced Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Department Stores 0.11%					$752,638

Macy’s Retail Holdings, Inc.,
Gtd Note	7.875%	07-15-15	BBB–	$1,000	752,638

Diversified Financial Services 0.29%					2,065,751

ERAC USA Finance Co.,
Gtd Sr Note (S)	6.375	10-15-17	BBB	700	429,332

General Electric Capital Corp.,
Sr Note Ser A	6.125	02-22-11	AAA	1,000	989,794
Subordinated Debt (6.375% to 11-15-
17 then variable)	6.375	11-15-67	AA+	1,000	646,625

Electric Utilities 2.54%					17,901,900

AES Eastern Energy LP,
Sr Pass Thru Ctf Ser 1999-A	9.000	01-02-17	BB+	1,736	1,822,313

Appalachian Power Co.,
Sr Note	4.950	02-01-15	BBB	3,000	2,526,495

Beaver Valley Funding,
Sec Lease Obligation Bond	9.000	06-01-17	BBB–	904	960,310

Duke Capital LLC,
Sr Note	5.668	08-15-14	BBB	5,000	4,421,305

Duke Energy Carolinas LLC,
1st Ref Mtg	5.250	01-15-18	A	1,000	883,750

Florida Power Corp.,
1st Ref Mtg	5.800	09-15-17	A–	1,205	1,086,039

Kansas City Power & Light Co.,
Sr Note	6.500	11-15-11	BBB	1,000	978,109

Oncor Electric Delivery,
Bond (S)	5.950	09-01-13	BBB+	1,000	916,619

Pacific Gas & Electric Co.,
Sr Note	5.625	11-30-17	BBB+	5,000	4,306,960

Food Distributors 0.48%					3,402,992

Kraft Foods, Inc.,
Sr Note	6.125	08-23-18	BBB+	4,000	3,402,992

Health Care Distributors 0.05%					331,352

Covidien International Finance SA,
Gtd Sr Note	6.000	10-15-17	A–	380	331,352

Health Care Services 0.13%					883,257

UnitedHealth Group, Inc.,
Sr Note	5.500	11-15-12	A–	1,000	883,257

Household Products 0.73%					5,149,890

Clorox Co.,
Sr Note	5.000	03-01-13	BBB+	5,000	4,584,890

Yankee Candle Co., Inc.,
Gtd Sr Sub Note	8.500	02-15-15	B–	1,000	565,000

Industrial Conglomerates 0.10%					680,000

Grupo Kuo SAB de CV,
Gtd Sr Note (S)	9.750	10-17-17	BB–	1,000	680,000

See notes to financial statements

Annual report | Balanced Fund	13

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Integrated Telecommunication Services 0.62%					$4,362,550

Verizon Communications, Inc.,
Sr Note	5.550%	02-15-16	A	$5,000	4,362,550

Investment Banking & Brokerage 1.17%					8,260,842

Bear Stearns Cos., Inc.,
Sr Note	7.250	02-01-18	AA–	1,000	941,408

Goldman Sachs Group, Inc.,
Jr Sub Note	6.750	10-01-37	A+	1,000	651,299

JPMorgan Chase & Co.,
Subordinated Debt	5.250	05-01-15	A+	2,000	1,783,194

Merrill Lynch & Co., Inc.,
Jr Sub Bond	7.750	05-14-38	A–	1,000	822,201

Morgan Stanley,
Sr Note	6.000	04-28-15	A+	5,000	4,062,740

Life & Health Insurance 0.43%					3,003,535

Prudential Financial, Inc.,
Sr Note Ser D	5.150	01-15-13	A+	3,500	3,003,535

Multi-Line Insurance 0.10%					725,738

American International Group,
Sr Note	5.850	01-16-18	A–	2,000	725,738

Multi-Utilities 0.26%					1,842,646

CalEnergy Co., Inc.,
Sr Bond	8.480	09-15-28	BBB+	2,000	1,842,646

Oil & Gas Drilling 0.14%					1,003,126

Marathon Oil Canada Corp.,
Sr Sec Note	8.375	05-01-12	BBB+	1,000	1,003,126

Oil & Gas Exploration & Production 0.56%					3,935,710

XTO Energy, Inc.,
Subordinated Debt	5.500	06-15-18	BBB	5,000	3,935,710

Oil & Gas Storage & Transportation 0.67%					4,739,149

Kinder Morgan Energy Partners LP,
Sr Bond	7.750	03-15-32	BBB	14	10,883
Sr Bond	5.950	02-15-18	BBB	5,000	3,912,705

NGPL PipeCo LLC,
Sr Note (S)	7.119	12-15-17	BBB–	1,000	815,561

Paper Products 0.46%					3,239,616

International Paper Co.,
Sr Note	7.950	06-15-18	BBB	4,000	3,239,616

Pharmaceuticals 0.50%					3,556,505

Abbott Laboratories,
Sr Note	5.600	11-30-17	AA	1,000	920,969

Schering-Plough Corp.,
Sr Note	6.000	09-15-17	A–	3,000	2,635,536

Publishing 0.02%					138,750

Idearc, Inc.,
Gtd Sr Note	8.000	11-15-16	CCC	1,000	138,750

See notes to financial statements

14	Balanced Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Railroads 0.37%					$2,598,995

Burlington Northern Santa Fe Corp.,
Sr Note	5.750%	03-15-18	BBB	$2,000	1,751,470

Union Pacific Corp.,
Sr Note	5.750	11-15-17	BBB	1,000	847,525

Soft Drinks 0.15%					1,055,012

Pepsico, Inc.,
Sr Note	7.900	11-01-18	A+	1,000	1,055,012

Specialty Chemicals 0.64%					4,512,040

Ecolab, Inc.,
Sr Note	4.875	02-15-15	A	5,000	3,952,040

Momentive Performance,
Gtd Sr Note	9.750	12-01-14	B	1,000	560,000

Steel 0.27%					1,898,754

Nucor Corp.,
Sr Note	5.000	06-01-13	A+	2,000	1,898,754

Asset Backed Securities 0.09%					$615,000

(Cost $999,993)
Dominos Pizza Master Issuer LLC,
Mtg Pass Thru Ctf Ser 2007-1-M1 (S)	7.629	04-25-37	BB	1,000	615,000

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Collateralized mortgage obligations 0.43%					$3,092,131

(Cost $3,124,630)
Countrywide Alternative Loan Trust,
Mtg Pass Thru Ctf Ser 2005-17
Class 1X3 IO	2.888%	06-25-35	AAA	$62,017	1,240,339

DSLA Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2005-AR5
Class X2 IO	0.151	08-19-45	AAA	12,738	350,284

Residential Accredit Loans, Inc.,
Mtg Pass Thru Ctf Ser 2005-Q02
Class X IO	1.190	09-25-45	AAA	20,087	490,120

Wells Fargo Mortgage-Backed
Securities Trust,
Mtg Pass Thru Ctf Ser 2006-AR12-1
Class A1 (P)	6.030	09-25-36	Aaa	1,378	1,011,388

Issuer				Shares	Value

Common stocks 60.19%					$424,421,551

(Cost $540,973,238)

Agricultural Products 4.20%					29,595,828

Archer-Daniels-Midland Co.				719,540	14,916,064

Bunge, Ltd. (L)				382,186	14,679,764

See notes to financial statements

Annual report | Balanced Fund	15

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Airlines 1.33%		$9,346,868

Delta Air Lines, Inc. (I)	851,263	9,346,868

Asset Management & Custody Banks 0.78%		$5,491,982

BlackRock, Inc.	41,815	5,491,982

Automotive Retail 0.71%		5,038,520

Autozone, Inc. (I)	39,583	5,038,520

Biotechnology 4.13%		29,150,511

Amgen, Inc. (I)	96,614	5,786,213

Biogen Idec, Inc. (I)	43,592	1,854,840

Cephalon, Inc. (I)	108,913	7,811,240

Genzyme Corp. (I)	77,159	5,623,348

Gilead Sciences, Inc. (I)	154,512	7,084,375

OSI Pharmaceuticals, Inc. (I)	26,100	990,495

Broadcasting & Cable TV 0.12%		823,395

Liberty Global, Inc. (Class A) (I)	49,933	823,395

Communications Equipment 1.24%		8,729,914

3Com Corp. (I)	467,353	1,275,874

Corning, Inc.	688,277	7,454,040

Computer & Electronics Retail 1.27%		8,984,567

Best Buy Co., Inc.	335,120	8,984,567

Computer Storage & Peripherals 1.59%		11,219,102

Brocade Communications Systems, Inc. (I)	966,768	3,644,715

EMC Corp. (I)	642,987	7,574,387

Data Processing & Outsourced Services 1.65%		11,635,794

Fiserv, Inc. (I)	327,311	10,919,095

Wright Express Corp. (I)	52,352	716,699

Diversified Financial Services 1.25%		8,823,375

JPMorgan Chase & Co.	213,900	8,823,375

Diversified Metals & Mining 0.78%		5,510,647

FNX Mining Co., Inc. (I)	11,775	48,358

Freeport-McMoRan Copper & Gold, Inc. (Class B)	139,546	4,060,789

Silver Standard Resources, Inc. (I)	165,858	1,401,500

Electric Utilities 1.55%		10,923,410

Exelon Corp.	8,093	438,964

FPL Group, Inc.	221,940	10,484,446

Gas Utilities 0.50%		3,498,317

Equitable Resources, Inc.	100,787	3,498,317

Gold 2.07%		14,572,585

Barrick Gold Corp.	629,334	14,298,469

Franco-Nevada Corp. (I)	19,131	274,116

Health Care Distributors 2.06%		14,523,073

McKesson Corp.	394,756	14,523,073

See notes to financial statements

16	Balanced Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Health Care Services 1.79%		$12,592,795

Kinetic Concepts, Inc. (I)	186,063	4,504,585

Laboratory Corp. of America Holdings (I)	131,537	8,088,210

Heavy Electrical Equipment 1.21%		8,566,068

ABB, Ltd., SADR	651,412	8,566,068

Industrial Gases 0.16%		1,111,000

Brazil Ethanol, Inc. (I)(S)	111,100	1,111,000

Insurance Brokers 2.48%		17,504,297

Aon Corp.	75,208	3,181,298

Willis Group Holdings, Ltd.	545,846	14,322,999

Integrated Oil & Gas 1.88%		13,261,686

Suncor Energy, Inc.	554,418	13,261,686

Internet Software & Services 1.35%		9,495,733

eBay, Inc. (I)	589,632	9,003,680

The Knot, Inc. (I)	71,312	492,053

Investment Banking & Brokerage 3.48%		24,575,963

Charles Schwab Corp.	950,340	18,170,501

Goldman Sachs Group, Inc.	57,267	5,297,197

Lazard, Ltd. (Class A)	36,734	1,108,265

Managed Health Care 0.67%		4,736,939

Aetna, Inc.	190,468	4,736,939

Multi-Line Insurance 0.44%		3,068,664

MetLife, Inc.	92,374	3,068,664

Multi-Media 2.45%		17,254,781

News Corp. (Class B)	1,624,744	17,254,781

Oil & Gas Drilling 0.03%		241,309

Transocean, Inc. (I)	2,931	241,309

Oil & Gas Equipment & Services 0.56%		3,932,103

Dresser-Rand Group, Inc. (I)	98,462	2,205,549

Tenaris SA, ADR	83,854	1,726,554

Oil & Gas Exploration & Production 3.43%		24,197,973

Canadian Natural Resources, Ltd.	73,007	3,688,314

Denbury Resources, Inc. (I)	349,341	4,440,124

Southwestern Energy Co. (I)	451,138	16,069,535

Oil & Gas Storage & Transportation 2.46%		17,349,509

Southern Union Co.	383,091	6,596,827

Williams Cos., Inc.	512,765	10,752,682

Paper Packaging 0.01%		54,000

Boise, Inc. (I)	90,000	54,000

Pharmaceuticals 1.69%		11,890,003

Endo Pharmaceuticals Holdings, Inc. (I)	12,906	238,761

Novartis AG, ADR	35,870	1,829,011

See notes to financial statements

Annual report | Balanced Fund	17

F I N A N C I A L   S T A T E M E N T S

Issuer				Shares	Value

Pharmaceuticals (continued)

Pfizer, Inc.				199,232	$3,528,399

Roche Holding AG				38,085	5,824,219

Shire PLC, ADR				11,904	469,613

Property & Casualty Insurance 3.46%					24,386,543

ACE, Ltd.				203,732	11,686,068

Axis Capital Holdings, Ltd.				104,013	2,962,290

Berkshire Hathaway, Inc. (Class B) (I)				2,224	8,540,160

Progressive Corp.				14,354	204,832

White Mountains Insurance Group, Ltd.				2,883	993,193

Regional Banks 0.44%					3,072,487

PNC Financial Services Group, Inc.				46,085	3,072,487

Reinsurance 0.34%					2,413,431

Arch Capital Group, Ltd. (I)				24,745	1,725,964

Reinsurance Group of America, Inc.				18,411	687,467

Semiconductor Equipment 0.82%					5,815,855

MEMC Electronic Materials, Inc. (I)				316,423	5,815,855

Soft Drinks 1.33%					9,406,580

Pepsi Bottling Group, Inc.				406,859	9,406,580

Specialized Consumer Services 0.13%					940,802

H&R Block, Inc.				47,708	940,802

Specialized Finance 1.50%					10,602,567

BM&F BOVESPA SA				846,944	2,263,469

CME Group, Inc.				5,119	1,444,326

NYSE Euronext				228,455	6,894,772

Systems Software 2.85%					20,082,575

Microsoft Corp.				899,354	20,082,575

		Credit
Issuer, description		rating (A)		Shares	Value

Preferred stocks 0.44%					$3,095,625

(Cost $3,000,000)

Oil & Gas Exploration & Production 0.44%					3,095,625

Lasmo America, Ltd. , 8.150%		A		30,000	3,095,625

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

U.S. Government & agency securities 20.70%					$145,974,678
(Cost $149,570,610)

U.S. Government 8.27%					58,323,352

United States Treasury,
Bond	6.000%	02-15-26	AAA	$2,500	2,849,805
Inflation Indexed Note TIPS (D)	2.500	07-15-16	AAA	2,170	1,997,889
Note	4.250	08-15-15	AAA	21,000	21,844,914
Note (L)	4.875	04-30-11	AAA	9,000	9,729,846

See notes to financial statements

18	Balanced Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

U.S. Government (continued)

United States Treasury,
Note (L)	3.375	11-30-12	AAA	6,000	$6,276,564
Note	1.875	07-15-13	AAA	16,702	15,624,334

U.S. Government Agency 12.43%					87,651,326

Federal Home Loan Mortgage Corp.,
15 Yr Pass Thru Ctf	4.500%	01-01-23	AAA	$4,507	4,288,089
30 Yr Pass Thru Ctf	5.500	05-01-38	AAA	4,165	4,064,348
30 Yr Pass Thru Ctf	5.500	05-01-38	AAA	827	806,697

Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf	7.000	07-01-11	AAA	27	27,706
15 Yr Pass Thru Ctf	6.500	08-01-16	AAA	21	20,979
15 Yr Pass Thru Ctf	5.500	08-01-22	AAA	4,844	4,831,574
15 Yr Pass Thru Ctf	5.500	01-01-23	AAA	4,839	4,826,810
15 Yr Pass Thru Ctf	5.000	03-01-23	AAA	2,762	2,701,462
15 Yr Pass Thru Ctf	4.500	12-01-17	AAA	423	407,797
15 Yr Pass Thru Ctf	4.500	03-01-23	AAA	4,749	4,524,566
30 Yr Pass Thru Ctf	8.000	01-01-31	AAA	10	10,215
30 Yr Pass Thru Ctf	7.500	04-01-31	AAA	10	10,533
30 Yr Pass Thru Ctf	7.000	06-01-31	AAA	13	13,562
30 Yr Pass Thru Ctf	7.000	06-01-32	AAA	5	4,787
30 Yr Pass Thru Ctf	5.500	02-01-37	AAA	2,880	2,815,524
30 Yr Pass Thru Ctf	5.500	06-01-37	AAA	4,655	4,551,438
30 Yr Pass Thru Ctf	5.500	09-01-37	AAA	939	917,767
30 Yr Pass Thru Ctf	5.500	09-01-37	AAA	2,692	2,632,246
30 Yr Pass Thru Ctf	5.500	12-01-37	AAA	4,988	4,876,563
30 Yr Pass Thru Ctf	5.000	03-01-38	AAA	938	889,689
30 Yr Pass Thru Ctf	5.000	03-01-38	AAA	4,986	4,729,456
Note	6.000	05-15-11	AAA	1,500	1,589,870
Note	5.125	04-15-11	AAA	1,000	1,038,450
Note	5.000	01-01-23	AAA	2,620	2,562,892
Note	5.000	03-01-23	AAA	4,819	4,714,433

Financing Corp.,
Bond	9.650	11-02-18	Aaa	1,790	2,381,661

Government National Mortgage Assn.,
15 Yr Pass Thru Ctf	5.500	08-15-23	AAA	8,862	8,869,935
30 Yr Pass Thru Ctf	9.000	04-15-21	AAA	3	2,992
30 Yr Pass Thru Ctf	6.500	04-15-29	AAA	151	154,630
30 Yr Pass Thru Ctf	6.000	10-15-36	AAA	4,824	4,829,185
30 Yr Pass Thru Ctf	5.500	07-20-38	AAA	2,986	2,924,275
30 Yr Pass Thru Ctf	5.500	09-15-38	AAA	9,989	9,803,291

New Valley Generation II,
Pass Thru Ctf Ser 2001	5.572	05-01-20	AAA	791	827,904

	Expiration
Issuer	Date	Strike Price	Shares	Value

Warrants 0.00%				$2,833

(Cost $156,678)

Paper Packaging 0.00%				2,833

Boise, Inc. (I)	06-18-11	7.50	70,816	2,833

See notes to financial statements

Annual report | Balanced Fund	19

F I N A N C I A L   S T A T E M E N T S

		Par value
Issuer, description, maturity date		(000)	Value

Short-term investments 5.21%			$36,736,414
(Cost $36,736,414)

Joint Repurchase Agreement 2.58%			18,178,000

Joint Repurchase Agreement with Barclays PLC dated
10-31-08 at 0.15% to be repurchased at $18,178,227
on 11-03-08, collateralized by $22,036,076
U.S. Treasury Inflation Index Note 1.750% on
1-15-28 (valued at $18,541,560 including interest).		$18,178	18,178,000

	Interest
Issuer, description	rate	Shares	Value

Cash Equivalents 2.63%			18,558,414

John Hancock Cash Investment Trust (T)(W)	2.1118% (Y)	18,558	18,558,414

Total Investments (Cost $849,673,587)† 100.81%			$710,894,046

Other assets and liabilities, net (0.81%)			($5,729,695)

Total net assets 100.00%			$705,164,351

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipt

IO Interest only (carries notional principal amount)

SADR Sponsored American Depository Receipt

TIPS Treasury inflation protected security

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available unless indicated otherwise.

(D) Principal amount of security is adjusted for inflation.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of October 31, 2008.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933.Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

(Y) Represents current yield as of October 31, 2008.

† At October 31, 2008, the aggregate cost of investment securities for federal income tax purposes was $891,400,429. Net unrealized depreciation aggregated $180,506,383, of which $18,078,510 related to appreciated investment securities and $198,584,893 related to depreciated investment securities.

See notes to financial statements

20	Balanced Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 10-31-08

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $831,115,173) including
$18,194,524 of securities loaned (Note 2)	$692,335,632
Investments in affiliated issuers, at value (Cost $18,558,414)	18,558,414

Total investments, at value (Cost $849,673,587)	710,894,046
Cash	241
Receivable for investments sold	12,377,068
Receivable for shares sold	4,189,778
Dividends and interest receivable	3,332,076
Receivable from affiliates	22,857

Total assets	730,816,066

Liabilities

Payable for investments purchased	5,220,727
Payable for shares repurchased	901,815
Payable upon return of securities loaned (Note 2)	18,558,414
Payable to affiliates
Management fees	346,758
Distribution and service fees	272,023
Other	194,949
Other payables and accrued expenses	157,029

Total liabilities	25,651,715

Net assets

Capital paid-in	925,895,734
Accumulated net realized loss on investments	(83,262,239)
Net unrealized depreciation of investments and translation of assets and
liabilities in foreign currencies	(138,781,983)
Accumulated net investment income	1,312,839

Net assets	$705,164,351

See notes to financial statements

Annual report | Balanced Fund	21

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($426,892,037 ÷ 37,685,909 shares)	$11.33
Class B ($42,062,402 ÷ 3,717,417 shares)[1]	$11.31
Class C ($161,884,578 ÷ 14,298,185 shares)[1]	$11.32
Class I ($74,205,407 ÷ 6,547,694 shares)	$11.33
Class R ($19,975 ÷ 1,760 shares)	$11.35
Class R1 ($19,982 ÷ 1,761 shares)	$11.35
Class R2 ($19,989 ÷ 1,762 shares)	$11.34
Class R3 ($19,985 ÷ 1,761 shares)	$11.35
Class R4 ($19,994 ÷ 1,763 shares)	$11.34
Class R5 ($20,002 ÷ 1,764 shares)	$11.34

Maximum offering price per share

Class A ($11.33 ÷ 95.0%)[2]	$11.93

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

22	Balanced Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

Statements of operations For the period ended 10-31-08

These Statements of Operations summarize the Fund’s investment income earned and expenses incurred in operating the Fund. They also show net gains (losses) for the periods stated.

	Year	Period
	ended	ended
	12-31-07	10-31-08[1]

Investment income

Interest	$3,852,761	$11,109,491
Dividends (net of foreign withholding taxes of $91,430
and $145,454, respectively)	1,837,468	4,489,208
Securities lending	79,895	107,066
Income from affiliated issuers	—	47,566

Total investment income	5,770,124	15,753,331

Expenses

Investment management fees (Note 5)	1,197,620	3,427,797
Distribution and service fees (Note 5)	886,764	2,526,353
Transfer agent fees (Note 5)	368,155	892,396
Accounting and legal services fees (Note 5)	23,511	74,906
Blue sky fees	63,293	186,056
Printing fees	58,913	95,716
Custodian fees	45,306	133,419
Professional fees	33,985	62,406
Trustees’ fees	6,827	22,225
Miscellaneous	13,324	27,046

Total expenses	2,697,698	7,448,320
Less expense reductions (Note 5)	(6,102)	(4,857)

Net expenses	2,691,596	7,443,463

Net investment income	3,078,528	8,309,868

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	11,871,690	(80,414,953)
Foreign currency transactions	(110,527)	(146,011)
	11,761,163	(80,560,964)
Change in net unrealized appreciation (depreciation) of
Investments	26,718,495	(184,525,480)
Translation of assets and liabilities in foreign currencies	389	(2,831)
	26,718,884	(184,528,311)
Net realized and unrealized gain (loss)	38,480,047	(265,089,275)

Increase (decrease) in net assets from operations	$41,558,575	($256,779,407)

1 For the ten month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

See notes to financial statements

Annual report | Balanced Fund	23

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last three periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year	Period
	ended	ended	ended
	12-31-06	12-31-07	10-31-08[1]

Increase (decrease) in net assets
From operations
Net investment income	$1,702,392	$3,078,528	$8,309,868
Net realized gain (loss)	9,081,883	11,761,163	(80,560,964)
Change in net unrealized appreciation
(depreciation)	7,170,982	26,718,884	(184,528,311)
Increase (decrease) in net assets resulting
from operations	17,955,257	41,558,575	(256,779,407)
Distributions to shareholders
From net investment income
Class A	(1,498,370)	(2,445,850)	(5,438,274)
Class B	(213,586)	(267,780)	(319,721)
Class C	(66,444)	(178,527)	(930,667)
Class I	(144,125)	(271,906)	(1,313,160)
Class R	—	—	(55)
Class R1	—	—	(71)
Class R2	—	—	(87)
Class R3	—	—	(77)
Class R4	—	—	(97)
Class R5	—	—	(116)
From net realized gain
Class A	(5,757,583)	(8,077,745)	—
Class B	(1,388,819)	(1,288,531)	—
Class C	(511,604)	(1,508,768)	—
Class I	(376,069)	(1,008,192)	—
	(9,956,600)	(15,047,299)	(8,002,325)
From Fund share transactions (Note 6)	10,742,033	179,014,696	613,151,051

Total increase	18,740,690	205,525,972	348,369,319

Net assets

Beginning of period	132,528,370	151,269,060	356,795,032
End of period[2]	$151,269,060	$356,795,032	$705,164,351

1 For the ten month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

2 Includes accumulated (distributions in excess of) net investment income (loss) of ($31,521), ($40,456) and $1,312,839, respectively.

See notes to financial statements

24	Balanced Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	12-31-03[1]	12-31-04[1]	12-31-05[1]	12-31-06	12-31-07	10-31-08[2]

Per share operating performance

Net asset value, beginning of period	$9.61	$11.15	$11.67	$12.60	$13.39	$15.67
Net investment income[3]	0.17	0.19	0.13	0.18	0.25	0.19
Net realized and unrealized gain
(loss) on investments	1.56	0.56	1.41	1.54	2.86	(4.36)
Total from investment operations	1.73	0.75	1.54	1.72	3.11	(4.17)
Less distributions
From net investment income	(0.19)	(0.23)	(0.16)	(0.20)	(0.24)	(0.17)
From net realized gain	—	—	(0.45)	(0.73)	(0.59)	—
	(0.19)	(0.23)	(0.61)	(0.93)	(0.83)	(0.17)
Net asset value, end of period	$11.15	$11.67	$12.60	$13.39	$15.67	$11.33
Total return (%)[4]	18.21	6.78[5]	13.36[5]	13.75[5]	23.45[5]	(26.84)[5,6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$88	$86	$92	$111	$241	$427
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.41	1.39	1.37	1.28	1.22	1.18[7]
Expenses net of fee waivers	1.41	1.35	1.35	1.28	1.21	1.17[7]
Expenses net of all fee waivers
and credits	1.41	1.35	1.35	1.28	1.21	1.17[7]
Net investment income	1.70	1.72	1.13	1.35	1.68	1.58[7]
Portfolio turnover (%)	60	56	88	60	43	95

1 Audited by previous Independent Registered Public Accounting Firm.

2 For the ten month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

See notes to financial statements

Annual report | Balanced Fund	25

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	12-31-03[1]	12-31-04[1]	12-31-05[1]	12-31-06	12-31-07	10-31-08[2]

Per share operating performance

Net asset value, beginning of period	$9.61	$11.15	$11.67	$12.60	$13.39	$15.66
Net investment income[3]	0.10	0.11	0.05	0.09	0.15	0.10
Net realized and unrealized gain
(loss) on investments	1.56	0.56	1.41	1.54	2.85	(4.36)
Total from investment operations	1.66	0.67	1.46	1.63	3.00	(4.26)
Less distributions
From net investment income	(0.12)	(0.15)	(0.08)	(0.11)	(0.14)	(0.09)
From net realized gain	—	—	(0.45)	(0.73)	(0.59)	—
	(0.12)	(0.15)	(0.53)	(0.84)	(0.73)	(0.09)
Net asset value, end of period	$11.15	$11.67	$12.60	$13.39	$15.66	$11.31
Total return (%)[4]	17.42	6.05[5]	12.59[5]	12.97[5]	22.54[5]	(27.31)[5,6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$30	$27	$27	$27	$37	$42
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.11	2.08	2.07	1.97	1.91	1.88[7]
Expenses net of fee waivers	2.11	2.04	2.05	1.97	1.91	1.87[7]
Expenses net of all fee waivers
and credits	2.11	2.04	2.05	1.97	1.91	1.87[7]
Net investment income	1.00	1.03	0.43	0.66	0.98	0.88[7]
Portfolio turnover (%)	60	56	88	60	43	95

1 Audited by previous Independent Registered Public Accounting Firm.

2 For the ten month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

See notes to financial statements

26	Balanced Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	12-31-03[1]	12-31-04[1]	12-31-05[1]	12-31-06	12-31-07	10-31-08[2]

Per share operating performance

Net asset value, beginning of period	$9.61	$11.15	$11.67	$12.60	$13.39	$15.67
Net investment income[3]	0.10	0.11	0.05	0.09	0.15	0.10
Net realized and unrealized gain
(loss) on investments	1.56	0.56	1.41	1.54	2.86	(4.36)
Total from investment operations	1.66	0.67	1.46	1.63	3.01	(4.26)
Less distributions
From net investment income	(0.12)	(0.15)	(0.08)	(0.11)	(0.14)	(0.09)
From net realized gain	—	—	(0.45)	(0.73)	(0.59)	—
	(0.12)	(0.15)	(0.53)	(0.84)	(0.73)	(0.09)
Net asset value, end of period	$11.15	$11.67	$12.60	$13.39	$15.67	$11.32
Total return (%)[4]	17.42	6.04[5]	12.59[5]	12.96[5]	22.60[5]	(27.30)[5,6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$4	$5	$6	$10	$49	$162
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.11	2.09	2.07	1.97	1.91	1.88[7]
Expenses net of fee waivers	2.11	2.05	2.05	1.97	1.91	1.87[7]
Expenses net of all fee waivers
and credits	2.11	2.05	2.05	1.97	1.91	1.87[7]
Net investment income	0.99	1.00	0.43	0.64	0.96	0.88[7]
Portfolio turnover (%)	60	56	88	60	43	95

1 Audited by previous Independent Registered Public Accounting Firm.

2 For the ten month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

See notes to financial statements

Annual report | Balanced Fund	27

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	12-31-03[1]	12-31-04[1]	12-31-05[1]	12-31-06	12-31-07	10-31-08[2]

Per share operating performance
Net asset value, beginning of period	$9.61	$11.15	$11.67	$12.61	$13.40	$15.67
Net investment income[3]	0.23	0.25	0.19	0.24	0.32	0.24
Net realized and unrealized gain
(loss) on investments	1.56	0.55	1.43	1.54	2.85	(4.36)
Total from investment operations	1.79	0.80	1.62	1.78	3.17	(4.12)
Less distributions
From net investment income	(0.25)	(0.28)	(0.23)	(0.26)	(0.31)	(0.22)
From net realized gain	—	—	(0.45)	(0.73)	(0.59)	—
	(0.25)	(0.28)	(0.68)	(0.99)	(0.90)	(0.22)
Net asset value, end of period	$11.15	$11.67	$12.61	$13.40	$15.67	$11.33
Total return (%)[4]	18.87	7.31[5]	14.02[5]	14.29[5]	23.89[5]	(26.60)[5,6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$7	$6	$7	$4	$30	$74
Ratios (as a percentage of average
net assets):
Expenses before reductions	0.89	0.83	0.84	0.80	0.77	0.75[7]
Expenses net of fee waivers	0.89	0.83	0.84	0.80	0.77	0.75[7]
Expenses net of all fee waivers
and credits	0.89	0.83	0.84	0.80	0.77	0.75[7]
Net investment income	2.22	2.25	1.63	1.81	2.06	2.01[7]
Portfolio turnover (%)	60	56	88	60	43	95

1 Audited by previous Independent Registered Public Accounting Firm.

2 For the ten month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

See notes to financial statements

28	Balanced Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS R SHARES

Period ended	10-31-08[1,2]

Per share operating performance

Net asset value, beginning of period	$14.24
Net investment income[3]	—[4]
Net realized and unrealized loss on investments	(2.86)
Total from investment operations	(2.86)
Less distributions
From net investment income	(0.03)
Net asset value, end of period	$11.35
Total return (%)	(20.11)[5,6,7]

Ratios and supplemental data

Net assets, end of period (in millions)	—[8]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.83[9]
Expenses net of fee waivers	1.83[9]
Expenses net of all fee waivers and credits	1.83[9]
Net investment income	0.35[9]
Portfolio turnover (%)	95

1 Class R shares began operations on 9-5-08.

2 For the period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

3 Based on the average of the shares outstanding.

4 Less than $0.01 per share.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Assumes dividend reinvestment and does not reflect the effect of sales charges.

7 Not annualized.

8 Less than $500,000.

9 Annualized.

See notes to financial statements

Annual report | Balanced Fund	29

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS R1 SHARES

Period ended	10-31-08[1,2]

Per share operating performance

Net asset value, beginning of period	$14.24
Net investment income[3]	0.01
Net realized and unrealized loss on investments	(2.86)
Total from investment operations	(2.85)
Less distributions
From net investment income	(0.04)
Net asset value, end of period	$11.35
Total return (%)	(20.06)[4,5,6]

Ratios and supplemental data

Net assets, end of period (in millions)	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.59[8]
Expenses net of fee waivers	1.59[8]
Expenses net of all fee waivers and credits	1.59[8]
Net investment income	0.59[8]
Portfolio turnover (%)	95

1 Class R1 shares began operations on 9-5-08.

2 For the period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

3 Based on the average of the shares outstanding.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Not annualized.

7 Less than $500,000.

8 Annualized.

See notes to financial statements

30	Balanced Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS R2 SHARES

Period ended	10-31-08[1,2]

Per share operating performance

Net asset value, beginning of period	$14.24
Net investment income[3]	0.01
Net realized and unrealized loss on investments	(2.86)
Total from investment operations	(2.85)
Less distributions
From net investment income	(0.05)
Net asset value, end of period	$11.34
Total return (%)	(20.08)[4,5,6]

Ratios and supplemental data

Net assets, end of period (in millions)	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.36[8]
Expenses net of fee waivers	1.36[8]
Expenses net of all fee waivers and credits	1.36[8]
Net investment income	0.82[8]
Portfolio turnover (%)	95

1 Class R2 shares began operations on 9-5-08.

2 For the period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

3 Based on the average of the shares outstanding.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Not annualized.

7 Less than $500,000.

8 Annualized.

See notes to financial statements

Annual report | Balanced Fund	31

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS R3 SHARES

Period ended	10-31-08[1,2]

Per share operating performance

Net asset value, beginning of period	$14.24
Net investment income[3]	0.01
Net realized and unrealized loss on investments	(2.86)
Total from investment operations	(2.85)
Less distributions
From net investment income	(0.04)
Net asset value, end of period	$11.35
Total return (%)	(20.04)[4,5,6]

Ratios and supplemental data

Net assets, end of period (in millions)	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.50[8]
Expenses net of fee waivers	1.50[8]
Expenses net of all fee waivers and credits	1.50[8]
Net investment income	0.68[8]
Portfolio turnover (%)	95

1 Class R3 shares began operations on 9-5-08.

2 For the period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

3 Based on the average of the shares outstanding.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Not annualized.

7 Less than $500,000.

8 Annualized.

See notes to financial statements

32	Balanced Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS R4 SHARES

Period ended	10-31-08[1,2]

Per share operating performance

Net asset value, beginning of period	$14.24
Net investment income[3]	0.01
Net realized and unrealized loss on investments	(2.85)
Total from investment operations	(2.84)
Less distributions
From net investment income	(0.06)
Net asset value, end of period	$11.34
Total return (%)	(20.04)[4,5,6]

Ratios and supplemental data

Net assets, end of period (in millions)	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.22[8]
Expenses net of fee waivers	1.22[8]
Expenses net of all fee waivers and credits	1.22[8]
Net investment income	0.96[8]
Portfolio turnover (%)	95

1 Class R4 shares began operations on 9-5-08.

2 For the period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

3 Based on the average of the shares outstanding.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Not annualized.

7 Less than $500,000.

8 Annualized.

See notes to financial statements

Annual report | Balanced Fund	33

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS R5 SHARES

Period ended	10-31-08[1,2]

Per share operating performance

Net asset value, beginning of period	$14.24
Net investment income[3]	0.02
Net realized and unrealized loss on investments	(2.85)
Total from investment operations	(2.83)
Less distributions
From net investment income	(0.07)
Net asset value, end of period	$11.34
Total return (%)	(19.98)[4,5,6]

Ratios and supplemental data

Net assets, end of period (in millions)	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.94[8]
Expenses net of fee waivers	0.94[8]
Expenses net of all fee waivers and credits	0.94[8]
Net investment income	1.25[8]
Portfolio turnover (%)	95

1 Class R5 shares began operations on 9-5-08.

2 For the period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

3 Based on the average of the shares outstanding.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Not annualized.

7 Less than $500,000.

8 Annualized.

See notes to financial statements

34	Balanced Fund | Annual report

Notes to financial statements

Note 1
Organization

John Hancock Balanced Fund (the Fund) is a diversified series of John Hancock Investment Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objectives of the Fund are to provide current income, long-term growth of capital and income, and preservation of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C, Class I, Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Effective September 5, 2008, Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 respectively, commenced operations.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

The net asset value of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or offi-cial closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trust’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each

Annual report | Balanced Fund	35

day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Debt securities whose prices cannot be provided by an independent pricing service are valued at prices provided by broker-dealers.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of October 31, 2008:

	INVESTMENTS IN	OTHER FINANCIAL
VALUATION INPUTS	SECURITIES	INSTRUMENTS*

Level 1 — Quoted Prices	$433,784,109	—

Level 2 — Other Significant Observable Inputs	273,303,194	—

Level 3 — Significant Unobservable Inputs	3,806,743	—

Total	$710,894,046	—

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	INVESTMENTS IN	OTHER FINANCIAL
	SECURITIES	INSTRUMENTS

Balance as of December 31, 2007	$4,427,667	—

Accrued discounts/premiums	—	—

Realized gain (loss)	(1,947,096)	—

Change in unrealized appreciation (depreciation)	(66,213)	—

Net purchases (sales)	2,303,617	—

Transfers in and/or out of Level 3	(911,232)	—

Balance as of October 31, 2008	$3,806,743	—

36	Balanced Fund | Annual report

Joint repurchase agreement

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. When a Fund enters into a repurchase agreement, it receives delivery of collateral, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is generally 102% of the repurchase amount.

Foreign currency translation

The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Discounts/premiums are accreted/amortized for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Inflation indexed securities are fixed-income securities whose principal value is periodically adjusted according the rate of inflation. Interest is accrued based upon the principal value, which is adjusted for inflation. Principal of inflation index protected securities is increased or decreased by the rate of change in the Consumer Price Index. Interest income includes accretion of discounts and amortization of premiums as well as accretion or amortization of principal of inflation index protected securities.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class A, Class B, Class C, Class I, Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a line of credit agreement with The Bank of New York Mellon (BNYM), the Swing Line Lender and Administrative Agent. This agreement

Annual report | Balanced Fund	37

enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with BNYM, which permits borrowings of up to $150 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no outstanding borrowings under the line of credit for the period ended October 31, 2008.

Pursuant to the custodian agreement, the Custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the Custodian for any overdraft together with interest due thereon. The Custodian has a lien, security interest or security entitlement in any Fund property, to the maximum extent permitted by law to the extent of any overdraft.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required cash collateral is delivered to the Fund on the next business day. Cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund may receive compensation for lending its securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

The Fund has entered into an agreement with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers in an agency relationship) is that should Morgan Stanley fail financially, all securities lent may be affected by the failure and by any delays in recovery of the securities (or loss of rights in the collateral).

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has $41,535,390 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: October 31, 2016 — $41,535,390.

The Fund is subject to the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48). FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not have a material impact on the Fund’s financial statements. Each of the Fund’s federal tax returns for the prior three years remain subject to examination by the Internal Revenue Service.

Stripped securities

Stripped mortgage backed securities are finan-cial instruments that derive their value from other instruments so that one class receives all of the principal from the underlying mortgage assets PO (principal only), while the other class

38	Balanced Fund | Annual report

receives the interest cash flows IO (interest only). Both the PO and IO investments represents an interest in the cash flows of an underlying stripped mortgaged backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in an interest only security. The market value of these securities can be extremely volatile in response to changes in interest rates. Credit risk reflects the risk that a Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligation.

New accounting pronouncement

In March 2008, FASB No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (FAS 133), was issued and is effective for fiscal years and interim reporting periods beginning after November 15, 2008. FAS 161 amends and expands the disclosure requirements of FAS 133 in order to provide financial statement users an understanding of a company’s use of derivative instruments, how derivative instruments are accounted for under FAS 133 and related interpretations and how these instruments affect a company’s financial position, performance, and cash flows. FAS 161 requires companies to disclose information detailing the objectives and strategies for using derivative instruments, the level of derivative activity entered into by the company, and any credit risk-related contingent features of the agreements. Management is currently evaluating the adoption of FAS 161 on the Fund’s financial statement disclosures.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund generally declares dividends and distributes income dividends quarterly. Capital gains, if any, are distributed annually. During the year ended December 31, 2006, the tax character of distributions paid was as follows: ordinary income $7,654,726 and long-term capital gain $2,301,874. During the year ended December 31, 2007, the tax character of distributions paid was as follows: ordinary income $8,181,454 and long-term capital gain $6,865,845. During the period ended October 31, 2008, the tax character of distributions paid was as follows: ordinary income $8,002,325. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of October 31, 2008, the components of distributable earnings on a tax basis included $1,325,792 of undistributable ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Permanent book-tax differences are primarily attributable to passive foreign investment companies, amortization and accretion on debt securities.

Note 3
Risks and uncertainties
Investment risk

The Fund may invest a portion of its assets in issuers and/or securities of issuers that hold mortgage securities, including subprime mortgage securities. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

Interest-rate risk

Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise.

Annual report | Balanced Fund	39

Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest rate risk. Decreases in interest rates may cause prepayments on underlying mortgages to an IO security to accelerate resulting in a lower than anticipated yield and increases the risk of loss on the IO investment.

Risks associated with foreign investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less information available about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

Small and medium-size company risk

Stocks of small and medium-size companies tend to be more volatile than those of large companies, and may underperform stocks of large companies. Small and medium-size companies may have limited product lines or markets, less access to financial resources or less operating experience, or may depend on a few key employees. Given this, small and medium-size stocks may be thinly traded, leading to additional liquidity risk due to the inability to trade in large volume.

Note 4
Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 5
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser at an annual rate of: (a) 0.60% of the first $2,000,000,000 of the Fund’s average daily net asset value and (b) 0.55% of the Fund’s daily net asset value in excess of $2,000,000,000. The effective rate for the period ended October 31, 2008 is 0.60% of the Fund’s average daily net asset value. The Fund has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, a subsidiary of John Hancock Financial Services, Inc. The Fund is not responsible for payment of subadvisory fees.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3 and Class R4, pursuant to Rule 12b-1 under the 1940 Act, to pay JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00%, 1.00%, 0.75%, 0.50%, 0.25%, 0.50% and 0.25% of average daily net asset value of Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3 and Class R4, respectively.

40	Balanced Fund | Annual report

A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances. In addition, under a Service Plan for Class R shares, the Fund pays up to 0.25%, 0.25%, 0.25%, 0.15%, 0.10% and 0.05% of Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 average daily net asset value for certain other services.

Class A shares are assessed up-front sales charges. During the period ended October 31, 2008, JH Funds received net up-front sales charges of $4,157,110 with regard to sales of Class A shares. Of this amount, $624,823 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $3,518,806 was paid as sales commissions to unrelated broker-dealers and $13,481 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended October 31, 2008, CDSCs received by JH Funds amounted to $85,834 for Class B shares and $91,474 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc.

(Signature Services), an indirect subsidiary of JHLICO. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net assets for all classes except Class I, which pays an annual rate of 0.04% of the average daily net assets for Class I.

• For the period of January 1, 2008 to May 31, 2008, the Fund paid a monthly fee which is based on an annual rate of $15.00, $17.50, $16.50 and $15.00 for each shareholder account for Class A, B, C and I, respectively. Effective June 1, 2008, all classes paid a monthly fee based on an annual rate of $16.50 per shareholder account.

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

The Fund receives earnings credits from Signature Services as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the period ended October 31, 2008, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $4,857 for transfer agent credits earned.

Class level expenses for the period ended October 31, 2008 were as follows:

	Distribution and	Transfer
Share class	service fees	agent fees

Class A	$1,067,846	$608,152
Class B	398,539	68,515
Class C	1,059,862	180,910
Class I	—	34,801
Class R	32	3
Class R1	24	3
Class R2	16	3
Class R3	21	3
Class R4	11	3
Class R5	2	3
Total	$2,526,353	$892,396

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting, compliance, legal and other administrative services for the Fund. The compensation for the year amounted to $74,906 with an effective rate of 0.01% of the Fund’s average daily net asset value.

Annual report | Balanced Fund	41

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/ or its affiliates. The compensation of unaf-filiated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 6
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the years ended December 31, 2006, December 31, 2007, and the period ended October 31, 2008, along with the corresponding dollar value.

	Year ended 12-31-06		Year ended 12-31-07		Period ended 10-31-08
	Shares	Amount	Shares	Amount	Shares	Amount
Class A shares[1]

Sold	1,917,193	$25,798,833	8,475,361	$130,266,599	32,744,359	$492,922,499
Distributions
reinvested	504,910	6,782,068	632,302	9,707,323	342,617	5,008,984
Repurchased	(1,428,785)	(19,014,819)	(2,007,336)	(29,068,477)	(10,759,408)	(148,282,317)

Net increase	993,318	$13,566,082	7,100,327	$110,905,445	22,327,568	$349,649,166

Class B shares[1]

Sold	494,614	$6,564,649	967,628	$14,747,147	2,398,292	$36,175,093
Distributions
reinvested	111,705	1,503,348	92,270	1,417,408	19,222	281,655
Repurchased	(777,142)	(10,308,225)	(686,774)	(10,000,141)	(1,065,018)	(15,123,054)

Net increase
(decrease)	(170,823)	($2,240,228)	373,124	$6,164,414	1,352,496	$21,333,694

Class C shares[1]

Sold	360,072	$4,784,269	2,545,086	$39,455,075	12,954,921	$193,994,944
Distributions
reinvested	39,470	531,609	102,065	1,574,446	59,639	867,143
Repurchased	(159,201)	(2,116,634)	(248,198)	(3,676,913)	(1,856,028)	(24,522,581)

Net increase	240,341	$3,199,244	2,398,953	$37,352,608	11,158,532	$170,339,506

Class I shares[1]

Sold	127,452	$1,706,410	1,607,576	$24,615,818	6,165,995	$92,458,483
Distributions
reinvested	38,825	520,194	74,799	1,152,427	76,559	1,124,264
Repurchased	(448,896)	(6,009,669)	(80,062)	(1,176,016)	(1,603,889)	(21,904,565)

Net increase
(decrease)	(282,619)	($3,783,065)	1,602,313	$24,592,229	4,638,665	$71,678,182

Class R shares[2]

Sold	—	—	—	—	1,756	25,000
Distributions
reinvested	—	—	—	—	4	55
Repurchased	—	—	—	—	—	—

Net increase	—	—	—	—	1,760	$25,055

42	Balanced Fund | Annual report

	Year ended 12-31-06		Year ended 12-31-07		Period ended 10-31-08
	Shares	Amount	Shares	Amount	Shares	Amount

Class R1 shares[2]

Sold	—	—	—	—	1,756	25,000
Distributions
reinvested	—	—	—	—	5	71
Repurchased	—	—	—	—	—	—

Net increase	—	—	—	—	1,761	$25,071

Class R2 shares[2]

Sold	—	—	—	—	1,756	25,000
Distributions
reinvested	—	—	—	—	6	87
Repurchased	—	—	—	—	—	—

Net increase	—	—	—	—	1,762	$25,087

Class R3 shares[2]

Sold	—	—	—	—	1,755	25,000
Distributions
reinvested	—	—	—	—	6	77
Repurchased	—	—	—	—	—	—

Net increase	—	—	—	—	1,761	$25,077

Class R4 shares[2]

Sold	—	—	—	—	1,756	25,000
Distributions
reinvested	—	—	—	—	7	97
Repurchased	—	—	—	—	—	—
Net increase	—	—	—	—	1,763	$25,097

Class R5 shares[2]

Sold	—	—	—	—	1,755	25,000
Distributions
reinvested	—	—	—	—	9	116
Repurchased	—	—	—	—	—	—

Net increase	—	—	—	—	1,764	$25,116

Net increase	780,217	$10,742,033	11,474,717	$179,014,696	39,487,832	$613,151,051

1For the ten month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

2Period from 9-5-08 (commencement of operations) to 10-31-08.

The Adviser and other subsidiaries of JHLICO owned 1,756, 1,756, 1,756, 1,756, 1,756 and 1,756 Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares of beneficial interest, respectively, of the Fund on October 31, 2008.

Note 7
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended October 31, 2008, aggregated $1,231,529,760 and $602,678,347, respectively.

Note 8
Change in fiscal year end

The Fund’s fiscal year end changed to October 31.

Annual report | Balanced Fund	43

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust and Shareholders of John Hancock Balanced Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Balanced Fund (the Fund) at October 31, 2008, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2008 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before December 31, 2005 were audited by another independent registered public accounting firm, whose report expressed an unqualified opinion thereon.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 22, 2008

44	Balanced Fund | Annual report

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended October 31, 2008.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended October 31, 2008, 20.76% of the dividends qualifies for the corporate dividends-received deduction.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2008.

Shareholders will be mailed a 2008 U.S. Treasury Department Form 1099-DIV in January 2009. This will reflect the total of all distributions that are taxable for calendar year 2008.

Annual report | Balanced Fund	45

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock
Balanced Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Investment Trust (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock Balanced Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 5–6 and June 9–10, 2008, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. This information included:

(i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group). The funds within each Category and Peer Group were selected by Morningstar Inc. (Morningstar), an independent provider of investment company data. Data covered a range of periods ended December 31, 2007,

(ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group,

(iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser,

(iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund,

(v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale,

(vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department,

(vii) the background and experience of senior management and investment professionals, and

(viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The Board principally considered data on performance and other information provided by Morningstar as of December 31, 2007. The Board also considered updated performance information provided to it by the Adviser or Subadviser at its May and June 2008 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

46	Balanced Fund | Annual report

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and Subadviser. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2007. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s benchmark indices. The Board reviewed with representatives of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board viewed favorably that the Fund’s performance during all the periods under review was equal to or higher than the median performance of the Peer Group and Category, and its benchmark indices, the Standard & Poor’s 500 Index and Lehman Brothers US Government/Credit Bond.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group. The Board noted that the Advisory Agreement Rate was lower than the median rate of the Peer Group and Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross and Net Expense Ratios were higher than the Category median. The Board viewed favorably that the Fund’s Gross and Net Expense Ratios were lower than the Peer Group median.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expenses supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment sub-advisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the

Annual report | Balanced Fund	47

Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profit-ability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates, including the Subadviser, as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadviser with the Fund and benefits potentially derived from an increase in business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

48	Balanced Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees
Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James F. Carlin, Born: 1940	1992	50

Chairman (since December 2007); Director and Treasurer, Alpha Analytical Laboratories, Inc. (chemical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since 1995);
Part Owner and Vice President, Mone Lawrence Carlin Insurance Agency, Inc. (until 2005); Chairman and Chief Executive Officer, Carlin Consolidated, Inc. (management/investments) (since 1987); Trustee,
Massachusetts Health and Education Tax Exempt Trust (1993–2003).

William H. Cunningham, Born: 1944	1996	50

Professor, University of Texas at Austin (since 1971); former Chancellor, University of Texas System and former President, University of Texas at Austin (until 2001); Chairman and Chief Executive Officer, IBT
Technologies (until 2001); Director of the following: Hicks Acquisition Company I, Inc. (since 2007);
Hire.com (until 2004), STC Broadcasting, Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc.
(electronic manufacturing) (since 2001), Adorno/Rogers Technology, Inc. (until 2004), Pinnacle Foods
Corporation (until 2003), rateGenius (until 2003), Lincoln National Corporation (insurance) (since
2006), Jefferson-Pilot Corporation (diversified life insurance company) (until 2006), New Century
Equity Holdings (formerly Billing Concepts) (until 2001), eCertain (until 2001), ClassMap.com (until
2001), Agile Ventures (until 2001), AskRed.com (until 2001), Southwest Airlines (since 2000), Introgen
(manufacturer of biopharmaceuticals) (since 2000) and Viasystems Group, Inc. (electronic manufacturer)
(until 2003); Advisory Director, Interactive Bridge, Inc. (college fundraising) (until 2001); Advisory
Director, Q Investments (until 2003); Advisory Director, JPMorgan Chase Bank (formerly Texas Commerce
Bank–Austin), LIN Television (until 2008), WilTel Communications (until 2003) and Hayes Lemmerz
International, Inc. (diversified automotive parts supply company) (since 2003).

Deborah C. Jackson,[4] Born: 1952	2008	50

Chief Executive Officer, American Red Cross of Massachusetts Bay (since 2002); Board of Directors of
Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since
2001); Board of Directors of American Student Association Corp. (since 1996); Board of Directors of
Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (since 2007).

Charles L. Ladner,[2] Born: 1938	1992	50

Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003); Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice
President and Director, AmeriGas, Inc. (retired 1998); Director, AmeriGas Partners, L.P. (gas distribution)
(until 1997); Director, EnergyNorth, Inc. (until 1997); Director, Parks and History Association (until 2005).

Stanley Martin,[2,4] Born: 1947	2008	50

Senior Vice President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006);
Executive Vice President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive
Vice President, Republic New York Corporation and Republic National Bank of New York (1998–2000);
Partner, KPMG LLP (1971–1998).

Annual report | Balanced Fund	49

Independent Trustees (continued)

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Dr. John A. Moore,[2] Born: 1939	2005	50

President and Chief Executive Officer, Institute for Evaluating Health Risks (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former Assistant
Administrator and Deputy Administrator, Environmental Protection Agency; Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research)
(until 2007).

Patti McGill Peterson,[2] Born: 1943	2005	50

Principal, PMP Globalinc (consulting) (since 2007); Senior Associate, Institute for Higher Education Policy
(since 2007); Executive Director, CIES (international education agency) (until 2007); Vice President,
Institute of International Education (until 2007); Senior Fellow, Cornell University Institute of Public
Affairs, Cornell University (until 1998); Former President Wells College, St. Lawrence University and the
Association of Colleges and Universities of the State of New York. Director of the following: Niagara
Mohawk Power Corporation (until 2003); Security Mutual Life (insurance) (until 1997); ONBANK (until
1993). Trustee of the following: Board of Visitors, The University of Wisconsin, Madison (since 2007);
Ford Foundation, International Fellowships Program (until 2007); UNCF, International Development
Partnerships (until 2005); Roth Endowment (since 2002); Council for International Educational Exchange
(since 2003).

Steven R. Pruchansky, Born: 1944	1992	50

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (since 2008); Managing Director, JonJames, LLC (real estate) (since 2000); Director, First
Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell
Building Corp. (until 1991).

Non-Independent Trustees[3]
Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle, Born: 1959	2005	267

Executive Vice President, Manulife Financial Corporation (since 1999); Director and President, John
Hancock Variable Life Insurance Company (since 2007); Director and Executive Vice President, John
Hancock Life Insurance Company (since 2004); Chairman and Director, John Hancock Advisers, LLC (the
Adviser), John Hancock Funds, LLC (John Hancock Funds) and The Berkeley Financial Group, LLC (The
Berkeley Group) (holding company) (since 2005); Chairman and Director, John Hancock Investment
Management Services, LLC (since 2006); Senior Vice President, The Manufacturers Life Insurance
Company (U.S.A.) (until 2004).

50	Balanced Fund | Annual report

Principal officers who are not Trustees
Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

Keith F. Hartstein, Born: 1956	2005

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief
Executive Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (since 2005); Director,
MFC Global Investment Management (U.S.), LLC (MFC Global (U.S.)) (since 2005); Chairman and
Director, John Hancock Signature Services, Inc. (since 2005); Director, President and Chief Executive
Officer, John Hancock Investment Management Services, LLC (since 2006); President and Chief Executive
Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust
(since 2005); Director, Chairman and President, NM Capital Management, Inc. (since 2005); Member and former Chairman, Investment Company Institute Sales Force Marketing Committee (since 2003);
Director, President and Chief Executive Officer, MFC Global (U.S.) (2005–2006); Executive Vice President,
John Hancock Funds, LLC (until 2005).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.) (since 2006); Secretary and
Chief Legal Officer, John Hancock Funds, John Hancock Funds II and John Hancock Trust (since 2006);
Vice President and Associate General Counsel, Massachusetts Mutual Life Insurance Company (1999–
2006); Secretary and Chief Legal Counsel, MML Series Investment Fund (2000–2006); Secretary and
Chief Legal Counsel, MassMutual Institutional Funds (2000–2004); Secretary and Chief Legal Counsel,
MassMutual Select Funds and MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment Management Services, LLC,
the Adviser and MFC Global (U.S.) (since 2005); Chief Compliance Officer, John Hancock Funds, John
Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005); Vice President and
Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and Ethics & Compliance Officer,
Fidelity Investments (until 2001).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (registered investment companies) (2005–2007); Vice President, Goldman Sachs (2005–2007); Managing Director
and Treasurer of Scudder Funds, Deutsche Asset Management (2003–2005); Director, Tax and Financial
Reporting, Deutsche Asset Management (2002–2003); Vice President and Treasurer, Deutsche Global
Fund Services (1999–2002).

Gordon M. Shone, Born: 1956	2006

Treasurer
Senior Vice President, John Hancock Life Insurance Company (U.S.A.) (since 2001); Treasurer, John
Hancock Funds (since 2006), John Hancock Funds II, John Hancock Funds III and John Hancock Trust
(since 2005); Vice President and Chief Financial Officer, John Hancock Trust (2003–2005); Vice President,
John Hancock Investment Management Services, LLC, John Hancock Advisers, LLC (since 2006) and The
Manufacturers Life Insurance Company (U.S.A.) (1998–2000).

Annual report | Balanced Fund	51

Principal officers who are not Trustees (continued)

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

John G. Vrysen, Born: 1955	2005

Chief Operating Officer
Senior Vice President, Manulife Financial Corporation (since 2006); Senior Vice President, John Hancock
Life Insurance Company (since 2004); Director, Executive Vice President and Chief Operating Officer,
the Adviser, The Berkeley Group and John Hancock Funds, LLC (since 2007); Director, Executive Vice
President and Chief Operating Officer, John Hancock Investment Management Services, LLC (since
2007); Chief Operating Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III
and John Hancock Trust (since 2007); Director, Executive Vice President and Chief Financial Officer,
the Adviser, The Berkeley Group and John Hancock Funds, LLC (2005–2007); Director, Executive Vice
President and Chief Financial Officer, John Hancock Investment Management Services, LLC (2005–2007);
Executive Vice President and Chief Financial Officer, MFC Global (U.S.) (2005–2007); Director, John
Hancock Signature Services, Inc. (since 2005); Chief Financial Officer, John Hancock Funds, John Hancock
Funds II, John Hancock Funds III and John Hancock Trust (2005–2007); Vice President and General
Manager, John Hancock Fixed Annuities, U.S. Wealth Management (2004–2005); Vice President,
Operations, Manulife Wood Logan (2000–2004).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit and Compliance Committee.

3 Non-Independent Trustee holds positions with the Fund’s investment adviser, underwriter and certain other affiliates.

4 Mr. Martin was appointed by the Board as Trustee on September 8, 2008 and Ms. Jackson was appointed effective October 1, 2008.

52	Balanced Fund | Annual report

More information

Trustees	Investment adviser
James F. Carlin, Chairman	John Hancock Advisers, LLC
James R. Boyle†
William H. Cunningham	Subadviser
Deborah C. Jackson	MFC Global Investment
Charles L. Ladner*	Management (U.S.), LLC
Stanley Martin*
Dr. John A. Moore*	Principal distributor
Patti McGill Peterson*	John Hancock Funds, LLC
Steven R. Pruchansky
*Members of the Audit Committee	Custodian
†Non-Independent Trustee	The Bank of New York Mellon

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Thomas M. Kinzler	K&L Gates LLP
Secretary and Chief Legal Officer
Independent registered
Francis V. Knox, Jr.	public accounting firm
Chief Compliance Officer	PricewaterhouseCoopers LLP

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Additional information about your fund is available without charge in several ways. As required by the SEC, you can access proxy voting information and quarterly portfolio information on your fund. The proxy voting information includes a description of proxy voting policies, procedures and information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30. The quarterly portfolio information that includes a complete list of the fund’s holdings for the first and third quarters of the fund’s fiscal period is filed on Form N-Q. You have access to this information:

By phone	On the fund’s Website	At the SEC
1-800-225-5291	www.jhfunds.com	www.sec.gov
1-800-SEC-0330
SEC Public Reference Room

You can also contact us:
Regular mail:	Express mail:
John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
P.O. Box 9510	Mutual Fund Image Operations
Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Month-end portfolio holdings are available at www.jhfunds.com.

Annual report | Balanced Fund	53

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Balanced Fund.	3600A 10/08
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	12/08

John Hancock
MUTUAL FUNDS

John Hancock
Large Cap Equity Fund

Annual Report
10.31.08

Discussion of Fund performance

By MFC Global Investment Management (U.S.), LLC

In April 2008, Timothy Keefe left the subadviser to pursue other opportunities. The Fund continues to be managed by Roger Hamilton and Timothy Malloy.

Recently the Fund’s fiscal year end changed from December 31 to October 31. What follows is a discussion of the fund’s performance for the 10-month period ended October 31, 2008.

“Stock markets around the world
suffered steep declines during
the first 10 months of 2008, as the
financial crisis accelerated and the
global economy slowed.”

Stock markets around the world suffered steep declines during the first 10 months of 2008, as the financial crisis accelerated and the global economy slowed. Despite the U.S. government’s efforts to lower short-term interest rates, stimulate consumer spending and rescue failing financial companies, the credit markets froze, sending stocks sharply lower late in the period. For the 10-months ended October 31, 2008, stocks in emerging markets were particularly hard hit as risk-averse investors headed for the exits and the U.S. dollar strengthened. U.S. stocks returned –32.84% over the 10-month period as measured by the Standard & Poor’s 500 Index.

John Hancock Large Cap Equity Fund’s Class A shares returned –35.63% at net asset value for the reporting period, while the Morningstar, Inc. large growth fund category, returned –36.27%. Stock selection was disappointing overall, particularly in the consumer staples and materials sectors. Detractors included Bunge Ltd., an agricultural services operating in Brazil, which was hurt by selling in emerging markets and slowing global demand. Barrick Gold Corp., a large mining company with a strong balance sheet and good production growth, dropped as gold prices fell faster than production costs. McKesson Corp., a drug distributor with strong revenues, sank as investors worried about slowing drug prescriptions. Investments in the energy and financial sectors along with timely sector shifts helped offset some of these losses, as did a currency hedge on the Fund’s Canadian holdings.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors. International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. These risks are more significant in emerging markets.

6	Large Cap Equity Fund | Annual report

A look at performance

For the period ended October 31, 2008

		Average annual returns (%)				Cumulative total returns (%)
		with maximum sales charge (POP)				with maximum sales charge (POP)

	Inception				Since				Since
Class	date	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception

A	10-4-49	–39.71	4.40	2.61	—	–39.71	24.05	29.40	—

B	8-22-91	–40.17	4.36	2.52	—	–40.17	23.76	28.26	—

C	5-1-98	–37.65	4.69	2.37	—	–37.65	25.76	26.33	—

I1	3-1-01	–36.31	6.11	—	–0.76	–36.31	34.50	—	–5.66

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class A —1.14%, Class B — 1.89%, Class C — 1.90%, Class I — 0.76%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund’s Class I share prospectus.

Annual report | Large Cap Equity Fund	7

A look at performance

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Large Cap Equity Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Standard & Poor’s 500 Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B2	10-31-98	$12,826	$12,826	$10,403

C2	10-31-98	12,633	12,633	10,403

I3	3-1-01	9,434	9,434	8,948

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of October 31, 2008. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors as described in the Fund’s Class I share prospectus.

8	Large Cap Equity Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on July 1, 2008 with the same investment held until October 31, 2008.

	Account value	Ending value	Expenses paid during
	on 7-1-08	on 10-31-08	period ended 10-31-08[1]

Class A	$1,000.00	$598.80	$3.04

Class B	1,000.00	597.00	5.04

Class C	1,000.00	597.00	5.04

Class I	1,000.00	599.60	2.04

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2008, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Large Cap Equity Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on May 1, 2008 with the same investment held until October 31, 2008. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 5-1-08	on 10-31-08	period ended 10-31-08[1]

Class A	$1,000.00	$1,019.50	$5.74

Class B	1,000.00	1,015.70	9.53

Class C	1,000.00	1,015.70	9.53

Class I	1,000.00	1,021.30	3.86

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 1.13%, 1.88%, 1.88% and 0.76% for Class A, Class B, Class C and Class I, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/366 (to reflect the one-half year period).

10	Large Cap Equity Fund | Annual report

Portfolio summary

Top 10 holdings[1]

Microsoft Corp.	4.3%	Barrick Gold Corp.	3.6%

News Corp. (Class B)	4.1%	McKesson Corp.	3.4%

Southwestern Energy Co.	4.1%	Archer-Daniels-Midland Co.	3.3%

Charles Schwab Corp.	4.0%	Willis Group Holdings Ltd.	3.2%

Suncor Energy, Inc.	3.8%	Bunge Ltd.	2.7%

Sector distribution[1,2]

Financials	22%	Materials	5%

Health care	16%	Utilities	4%

Information technology	14%	Industrials	4%

Energy	14%	Mortgage bonds	1%

Consumer staples	8%	Short-term investments& other	4%

Consumer discretionary	8%

Country diversification[1]

United States	76%	United Kingdom	3%

Canada	9%	Bonds	1%

Switzerland	4%	Short-term investments & other	4%

Bermuda	4%

1 As a percentage of net assets on October 31, 2008.

2 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

Annual report | Large Cap Equity Fund	11

F I N A N C I A L   S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 10-31-08

This schedule is divided into four main categories: bonds, common stocks, warrants and short-term investments. The bonds, common stocks and warrants are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Bonds 0.67%					$11,913,924

(Cost $10,956,485)

Airlines 0.00%					66,250

Northwest Airlines, Inc.,
Conv Sr Note (G)	7.625%	11-15-23	D	$3,000	3,750
Gtd Conv Sr Note (B)(G)	Zero	05-15-23	D	25,000	62,500

Collateralized Mortgage Obligations 0.67%					11,847,674

American Home Mortgage
Investment Trust,
Mtg Pass Thru Ctf Ser 2007-1
Class GIOP IO	2.078	05-25-47	AAA	71,802	3,971,534

Harborview Mortgage Loan Trust,
Ser 2005-10-X IO	1.759	11-19-35	AAA	157,899	3,157,979

Residential Accredit Loans, Inc.,
Mtg Pass Thru Ctf Ser Ser 2005-Q02
Class X IO	Zero	09-25-45	AAA	193,367	4,718,161

Issuer				Shares	Value

Common stocks 95.59%					$1,699,404,335

(Cost $2,450,472,009)

Agricultural Products 5.96%					106,003,252

Archer-Daniels-Midland Co.			2,807,183		58,192,904

Bunge, Ltd. (L)			1,244,737		47,810,348

Airlines 1.72%					30,514,551

Delta Air Lines, Inc. (I)			2,779,103		30,514,551

Asset Management & Custody Banks 1.29%					22,875,750

BlackRock, Inc.				174,172	22,875,750

Automotive Retail 1.08%					19,281,253

Autozone, Inc. (I)				151,475	19,281,253

Biotechnology 5.83%					103,578,053

Biogen Idec, Inc. (I)				178,918	7,612,961

Cephalon, Inc. (I)				444,617	31,887,931

Genzyme Corp. (I)				311,138	22,675,738

Gilead Sciences, Inc. (I)				624,338	28,625,897

OSI Pharmaceuticals, Inc. (I)(L)				336,641	12,775,526

See notes to financial statements

12	Large Cap Equity Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Communications Equipment 1.84%		$32,712,405

Corning, Inc.	3,015,357	32,656,316

Nortel Networks Corp. (I)(L)	44,871	56,089

Computer & Electronics Retail 2.06%		36,678,600

Best Buy Co., Inc.	1,368,094	36,678,600

Computer Storage & Peripherals 2.20%		39,189,520

Brocade Communications Systems, Inc. (I)	3,797,967	14,318,335

EMC Corp. (I)	2,111,306	24,871,185

Data Processing & Outsourced Services 2.68%		47,627,660

Fiserv, Inc. (I)	1,336,556	44,587,508

Wright Express Corp. (I)	222,071	3,040,152

Diversified Financial Services 2.03%		36,022,676

JPMorgan Chase & Co.	873,277	36,022,676

Diversified Metals & Mining 1.25%		22,161,240

Avalon Ventures, Ltd. (I)	665,280	441,570

Freeport-McMoRan Copper & Gold, Inc. (Class B)	523,246	15,226,459

Silver Standard Resources, Inc. (I)(L)	755,427	6,383,358

Titanium Resources, Inc. (B)(I)	948,050	109,853

Electric Utilities 2.52%		44,766,699

Exelon Corp.	31,981	1,734,649

FPL Group, Inc.	910,924	43,032,050

Gas Utilities 0.79%		14,136,897

Equitable Resources, Inc.	407,286	14,136,897

Gold 3.63%		64,590,269

Barrick Gold Corp.	2,795,193	63,506,785

Franco-Nevada Corp. (I)	75,618	1,083,484

Health Care Distributors 3.41%		60,551,888

McKesson Corp.	1,645,879	60,551,888

Health Care Equipment 0.04%		717,434

NMT Medical, Inc. (I)(S)(W)	658,196	717,434

Health Care Services 2.85%		50,721,637

Kinetic Concepts, Inc. (I)(L)	815,430	19,741,561

Laboratory Corp. of America Holdings (I)(L)	503,823	30,980,076

Heavy Electrical Equipment 2.23%		39,669,302

ABB, Ltd., SADR	3,016,677	39,669,302

Industrial Gases 0.28%		5,000,000

Brazil Ethanol, Inc. (I)(S)	500,000	5,000,000

Insurance Brokers 3.83%		68,014,358

Aon Corp.	273,459	11,567,316

Willis Group Holdings, Ltd.	2,151,183	56,447,042

Integrated Oil & Gas 3.78%		67,275,929

Suncor Energy, Inc.	2,812,539	67,275,929

See notes to financial statements

Annual report | Large Cap Equity Fund	13

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Internet Software & Services 2.00%		$35,571,831

eBay, Inc. (I)	2,329,524	35,571,831

Investment Banking & Brokerage 5.53%		98,244,152

Charles Schwab Corp.	3,742,843	71,563,158

Goldman Sachs Group, Inc.	238,527	22,063,747

Lazard, Ltd. (Class A)	153,041	4,617,247

Managed Health Care 1.11%		19,754,763

Aetna, Inc.	794,321	19,754,763

Multi-Line Insurance 0.64%		11,336,026

MetLife, Inc.	341,241	11,336,026

Multi-Media 4.12%		73,208,014

News Corp. (Class B)	6,893,410	73,208,014

Oil & Gas Drilling 0.05%		986,149

Transocean, Inc. (I)	11,978	986,149

Oil & Gas Exploration & Production 6.75%		119,933,865

Canadian Natural Resources, Ltd.	411,788	20,803,530

Denbury Resources, Inc. (I)(L)	1,982,640	25,199,354

Petrolifera Petroleum, Ltd. (I)	40,817	72,470

Southwestern Energy Co. (I)	2,047,975	72,948,869

Warren Resources, Inc. (I)	171,955	909,642

Oil & Gas Storage & Transportation 4.30%		76,472,027

Southern Union Co.	1,860,650	32,040,393

Williams Cos., Inc.	2,118,819	44,431,634

Pharmaceuticals 2.70%		47,966,028

American Oriental Bioengineering, Inc. (I)(L)	1,097,456	6,705,456

Endo Pharmaceuticals Holdings, Inc. (I)	54,614	1,010,359

Pfizer, Inc.	857,419	15,184,891

Roche Holding AG	163,904	25,065,322

Property & Casualty Insurance 5.84%		103,808,442

ACE, Ltd.	832,829	47,771,071

Axis Capital Holdings, Ltd.	422,290	12,026,819

Berkshire Hathaway, Inc. (Class B) (I)	11,199	43,004,160

Progressive Corp.	70,525	1,006,392

Regional Banks 0.71%		12,544,827

PNC Financial Services Group, Inc.	188,163	12,544,827

Reinsurance 0.55%		9,766,623

Arch Capital Group, Ltd. (I)	98,946	6,901,487

Reinsurance Group of America, Inc.	76,731	2,865,136

Semiconductor Equipment 1.32%		23,476,259

MEMC Electronic Materials, Inc. (I)	1,277,272	23,476,259

Soft Drinks 2.13%		37,949,584

Pepsi Bottling Group, Inc.	1,641,418	37,949,584

See notes to financial statements

14	Large Cap Equity Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

Issuer		Shares	Value

Specialized Consumer Services 0.22%			$3,845,439

H&R Block, Inc.		195,002	3,845,439

Specialized Finance 1.98%			35,250,987

BM&F BOVESPA SA		3,122,621	8,345,245

NYSE Euronext		891,509	26,905,742

Systems Software 4.34%			77,199,946

Microsoft Corp.		3,457,230	77,199,946

Issuer		Shares	Value

Warrants 0.00%			$2

(Cost $0)

Diversified Metals & Mining 0.00%			2

Avalon Ventures, Ltd. (Canada) (B)(I)		332,640	2

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value

Short-term investments 5.07%			$90,166,090

(Cost $90,166,090)

Joint Repurchase Agreement 1.91%			33,939,000

Joint Repurchase Agreement with Barclays dated 10-31-08
at 0.150% to be repurchased at $33,939,424 on 11-3-
08, collateralized by $41,142,171 U.S. Treasury Inflation
Indexed Note 1.875% on 7-15-13 (valued at $34,617,780
including interest).		$33,939	33,939,000

Cash Equivalents 3.16%			56,227,090

John Hancock Cash Investment Trust (T)(W)	2.1118%(Y)	56,227	56,227,090

Total investments (Cost $2,551,594,584)† 101.33%			$1,801,484,351

Other assets and liabilities, net (1.33%)			($23,666,908)

Total net assets 100.00%			$1,777,817,443

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipt

(B) These securities are fair valued in good faith under procedures established by the Board of Trustees.

(G) Security rated internally by John Hancock Advisers, LLC. Unaudited.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of October 31, 2008.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

(Y) Represents current yield on October 31, 2008.

See notes to financial statements

Annual report | Large Cap Equity Fund	15

F I N A N C I A L    S T A T E M E N T S

Notes to Schedule of Investments (continued)

† At October 31, 2008, the aggregate cost of investment securities for federal income tax purposes was $2,578,972,790. Net unrealized depreciation aggregated $777,488,439, of which $61,740,998 related to appreciated investment securities and $839,229,437 related to depreciated investment securities.

At October 31, 2008, the Fund entered into forward foreign currency contracts, which contractually obligate the Fund to deliver currency at future dates.

Open forward foreign currency contracts as of October 31, 2008, were as follows:

			UNREALIZED
	PRINCIPAL AMOUNT	SETTLEMENT	APPRECIATION
CURRENCY	COVERED BY CONTRACT	DATE	(DEPRECIATION)

Buys
Canadian Dollar	$359,801,211	Jan 2009	($25,807,085)
Sells

Canadian Dollar	$359,801,211	Jan 2009	$29,184,836
Euro	17,779,561	Jan 2009	2,921,498
			$32,106,334

See notes to financial statements

16	Large Cap Equity Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 10-31-08

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $2,486,917,138)
including $55,124,598 of securities loaned (Note 2)	$1,744,539,827
Investments in affiliated issuers, at value (Cost $64,677,446)	56,944,524
Total investments, at value (Cost $2,551,594,584)	1,801,484,351
Cash	342
Receivable for investments sold	42,612,243
Receivable for shares sold	13,102,461
Dividends and interest receivable	1,476,162
Receivable for forward foreign currency exchange contracts (Note 2)	32,106,334
Receivable from affiliates	106,007
Other assets	23,731

Total assets	1,890,911,631

Liabilities

Payable for investments purchased	25,032,107
Payable for shares repurchased	3,787,332
Payable upon return of securities loaned (Note 2)	56,227,090
Payable for forward foreign currency exchange contracts (Note 2)	25,807,085
Payable to affiliates
Management fees	946,577
Distribution and service fees	546,938
Other	470,335
Other payables and accrued expenses	276,724

Total liabilities	113,094,188

Net assets

Capital paid-in	3,033,912,329
Accumulated net realized loss on investments	(560,280,929)
Net unrealized depreciation of investments and translation of assets and
liabilities in foreign currencies	(743,818,546)
Accumulated net investment income	48,004,589

Net assets	$1,777,817,443

See notes to financial statements

Annual report | Large Cap Equity Fund	17

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($1,248,857,157 ÷ 68,324,776 shares)	$18.28
Class B ($104,849,331 ÷ 6,206,384 shares)[1]	$16.89
Class C ($249,633,179 ÷ 14,779,539 shares)[1]	$16.89
Class I ($174,477,776 ÷ 9,228,801 shares)	$18.91

Maximum offering price per share

Class A ($18.28 ÷ 95%)[2]	$19.24

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

18	Large Cap Equity Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the period ended 10-31-08

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the periods stated.

	Year	Period
	ended	ended
	12-31-07	10-31-08[1]

Investment income

Dividends (net of foreign withholding taxes of
$347,369 and $427,382), respectively	$9,255,131	19,513,686
Interest	3,308,759	3,762,219
Securities lending	939,230	547,131
Income from affiliated issuers	—	312,321

Total investment income	13,503,120	24,135,357

Expenses

Investment management fees (Note 5)	6,450,574	13,727,299
Distribution and service fees (Note 5)	3,865,815	7,571,150
Transfer agent fees (Note 5)	1,873,786	3,116,806
Accounting and legal services fees (Note 5)	118,189	273,902
Custodian fees	170,528	376,622
Blue sky fees	180,655	366,383
Printing fees	157,482	224,211
Professional fees	57,567	150,072
Trustees’ fees	31,519	100,674
Miscellaneous	45,529	108,692

Total expenses	12,951,644	26,015,811
Less expense reductions (Note 5)	(29,941)	(20,560)

Net expenses	12,921,703	25,995,251

Net investment income (loss)	581,417	(1,859,894)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	73,648,478	(111,389,480)
Options written	—	(5,041,163)
Foreign currency transactions	(386,396)	42,598,514
	73,262,082	(73,832,129)
Change in net unrealized appreciation (depreciation) of
Investments	217,723,965	(1,084,542,747)
Investments on affiliated issuers	(5,798,426)	(2,631,058)
Translation of assets and liabilities in foreign currencies	2,080	6,289,591
	211,927,619	(1,080,884,214)
Net realized and unrealized gain (loss)	285,189,701	(1,154,716,343)

Increase (decrease) in net assets from operations	$285,771,118	(1,156,576,237)

1 For the ten month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

See notes to financial statements

Annual report | Large Cap Equity Fund	19

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last three periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year	Period
	ended	ended	ended
	12-31-06	12-31-07	10-31-08[1]

Increase (decrease) in net assets

From operations
Net investment income (loss)	($2,365,705)	$581,417	($1,859,894)
Net realized gain (loss)	53,365,187	73,262,082	(73,832,129)
Change in net unrealized appreciation
(depreciation)	48,870,160	211,927,619	(1,080,884,214)
Increase (decrease) in net assets resulting
from operations	99,869,642	285,771,118	(1,156,576,237)
Distributions to shareholders
From net investment income
Class I	—	(93,517)	—
	—	(93,517)	—
From Fund share transactions (Note 6)	1,433,802	881,005,855	1,149,814,748

Total increase (decrease)	101,303,444	1,166,683,456	(6,761,489)

Net assets

Beginning of year	516,592,032	617,895,476	1,784,578,932
End of year[2]	$617,895,476	$1,784,578,932	$1,777,817,443

1 For the ten month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

2 Includes accumulated net investment income (loss) of ($374,421), $205,584, and $48,004,589, respectively.

See notes to financial statements

20	Large Cap Equity Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	12-31-03[1]	12-31-04[1]	12-31-05[1]	12-31-06	12-31-07	10-31-08[2]

Per share operating performance
Net asset value,
beginning of year	$11.85	$14.61	$15.19	$17.66	$21.23	$28.40
Net investment income (loss)[3]	0.01	0.06	(0.02)	(0.04)	0.04	—[4]
Net realized and unrealized
gain (loss) on investments	2.75	0.54	2.49	3.61	7.13	(10.12)
Total from investment operations	2.76	0.60	2.47	3.57	7.17	(10.12)
Less distributions
From net investment income	—	(0.02)	—	—	—	—
Total distributions	—	(0.02)	—	—	—	—
Net asset value, end of year	$14.61	$15.19	$17.66	$21.23	$28.40	$18.28
Total return (%)[5]	23.29	4.14[6]	16.26[6]	20.22[6]	33.77	(35.63)[6,7]

Ratios and supplemental data

Net assets, end of year
(in millions)	$376	$325	$343	$463	$1,182	$1,249
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.35	1.34	1.30	1.23	1.14	1.11[8]
Expenses net of all fee waivers	1.35	1.29	1.25	1.21	1.14	1.11[8]
Expenses net of all fee waivers
and credits	1.35	1.29	1.25	1.21	1.14	1.11[8]
Net investment income (loss)	0.10	0.44	(0.12)	(0.22)	0.15	(0.01)[8]
Portfolio turnover (%)	140	97	74	78	40	113

1 Audited by previous Independent Registered Public Accounting Firm.

2 For the ten month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

3 Based on the average of the shares outstanding.

4 Less than $0.01 per share.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Annualized.

See notes to financial statements

Annual report | Large Cap Equity Fund	21

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	12-31-03[1]	12-31-04[1]	12-31-05[1]	12-31-06	12-31-07	10-31-08[2]

Per share operating performance

Net asset value,
beginning of year	$11.42	$13.98	$14.45	$16.67	$19.89	$26.41
Net investment loss[3]	(0.08)	(0.05)	(0.13)	(0.18)	(0.15)	(0.16)
Net realized and unrealized
gain (loss) on investments	2.64	0.52	2.35	3.40	6.67	(9.36)
Total from investment operations	2.56	0.47	2.22	3.22	6.52	(9.52)
Less distributions
Net asset value, end of year	$13.98	$14.45	$16.67	$19.89	$26.41	$16.89
Total return (%)[4]	22.42	3.36[5]	15.36[5]	19.32[5]	32.78	(36.05)[5,6]

Ratios and supplemental data

Net assets, end of year
(in millions)	$267	$196	$153	$118	$156	$105
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.10	2.09	2.06	1.98	1.89	1.85[7]
Expenses net of all fee waivers	2.10	2.04	2.01	1.96	1.89	1.85[7]
Expenses net of all fee waivers
and credits	2.10	2.04	2.01	1.96	1.89	1.85[7]
Net investment loss	(0.66)	(0.35)	(0.88)	(0.98)	(0.63)	(0.75)[7]
Portfolio turnover (%)	140	97	74	78	40	113

1 Audited by previous Independent Registered Public Accounting Firm.

2 For the ten month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

See notes to financial statements

22	Large Cap Equity Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	12-31-03[1]	12-31-04[1]	12-31-05[1]	12-31-06	12-31-07	10-31-08[2]

Per share operating performance

Net asset value,
beginning of year	$11.42	$13.98	$14.45	$16.67	$19.89	$26.41
Net investment loss[3]	(0.08)	(0.05)	(0.13)	(0.18)	(0.14)	(0.16)
Net realized and unrealized
gain (loss) on investments	2.64	0.52	2.35	3.40	6.66	(9.36)
Total from investment operations	2.56	0.47	2.22	3.22	6.52	(9.52)
Less distributions
Net asset value, end of year	$13.98	$14.45	$16.67	$19.89	$26.41	$16.89
Total return (%)[4]	22.42	3.36[5]	15.36[5]	19.32[5]	32.78[5]	(36.05)[5,6]

Ratios and supplemental data

Net assets, end of year
(in millions)	$35	$25	$20	$34	$176	$250
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.10	2.09	2.06	1.98	1.90	1.86[7]
Expenses net of all fee waivers	2.10	2.04	2.01	1.96	1.89	1.86[7]
Expenses net of all fee waivers
and credits	2.10	2.04	2.01	1.96	1.89	1.86[7]
Net investment loss	(0.66)	(0.36)	(0.87)	(0.97)	(0.58)	(0.76)[7]
Portfolio turnover (%)	140	97	74	78	40	113

1 Audited by previous Independent Registered Public Accounting Firm.

2 For the ten month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

See notes to financial statements

Annual report | Large Cap Equity Fund	23

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	12-31-03[1]	12-31-04[1]	12-31-05[1]	12-31-06	12-31-07	10-31-08[2]

Per share operating performance

Net asset value,
beginning of year	$11.91	$14.87	$15.46	$18.05	$21.80	$29.28
Net investment income[3]	0.08	0.15	0.06	0.11	0.19	0.09
Net realized and unrealized
gain (loss) on investments	2.88	0.54	2.53	3.64	7.30	(10.46)
Total from investment operations	2.96	0.69	2.59	3.75	7.49	(10.37)
Less distributions
From net investment income	—	(0.10)	—	—	(0.01)	—
Total distributions	—	(0.10)	—	—	(0.01)	—
Net asset value, end of year	$14.87	$15.46	$18.05	$21.80	$29.28	$18.91
Total return (%)[4]	24.85	4.68	16.75	20.78	34.36	(35.42)[5,6]

Ratios and supplemental data

Net assets, end of year
(in millions)	—[7]	—[7]	—[7]	$4	$271	$174
Ratios (as a percentage of average
net assets):
Expenses before reductions	0.84	0.79	0.78	0.77	0.76	0.74[8]
Expenses net of all fee waivers	0.84	0.79	0.78	0.77	0.75	0.74[8]
Expenses net of all fee waivers
and credits	0.84	0.79	0.78	0.77	0.75	0.74[8]
Net investment income	0.62	0.98	0.35	0.54	0.69	0.36[8]
Portfolio turnover (%)	140	97	74	78	40	113

1 Audited by previous Independent Registered Public Accounting Firm.

2 For the ten month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Less than $500,000.

8 Annualized.

See notes to financial statements

24	Large Cap Equity Fund | Annual report

Notes to financial statements

Note 1
Organization

John Hancock Large Cap Equity Fund (the Fund) is a diversified series of John Hancock Investment Trust, an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C, and Class I, shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

The net asset value of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M.., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Debt securities whose prices cannot be provided by an independent pricing service are valued at prices provided by broker-dealers.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trust’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined

Annual report | Large Cap Equity Fund	25

as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of October 31, 2008:

	INVESTMENTS IN	OTHER FINANCIAL
VALUATION INPUTS	SECURITIES	INSTRUMENTS*

Level 1 — Quoted Prices	$1,725,014,681	—

Level 2 — Other Significant Observable Inputs	59,449,643	$6,299,249

Level 3 — Significant Unobservable Inputs	17,020,027	—

Total	$1,801,484,351	$6,299,249

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/ depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	INVESTMENTS IN	OTHER FINANCIAL
	SECURITIES	INSTRUMENTS

Balance as of December 31, 2007	$2,063,471	—

Accrued discounts/premiums	—	—

Realized gain (loss)	—	—

Change in unrealized appreciation (depreciation)	743,344	—

Net purchases (sales)	13,887,137	—

Transfers in and/or out of Level 3	326,075	—

Balance as of October 31, 2008	$17,020,027	—

26	Large Cap Equity Fund | Annual report

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC), the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. When a Fund enters into a repurchase agreement, it receives delivery of collateral, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is generally 102% of the repurchase amount.

Foreign currency translation

The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class A, Class B, Class C and Class I shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a line of credit agreement with The Bank of New York Mellon (BNYM), the Swing Line Lender and Administrative Agent. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with BNYM, which permits borrowings of up to $150 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no outstanding borrowing under the line of credit on October 31, 2008.

Annual report | Large Cap Equity Fund	27

Pursuant to the custodian agreement, the Custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the Custodian for any overdraft together with interest due thereon. The Custodian has a lien, security interest or security entitlement in any Fund property, to the maximum extent permitted by law to the extent of any overdraft.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required cash collateral is delivered to the Fund on the next business day. Cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund may receive compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

The Fund has entered into an agreement with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers in an agency relationship) is that should Morgan Stanley fail financially, all securities lent may be affected by the failure and by any delays in recovery of the securities (or loss of rights in the collateral).

Forward foreign currency contracts

The Fund may purchase and sell forward foreign currency contracts in order to hedge a specific transaction or Fund position. Forward foreign currency contracts are valued at forward foreign currency exchange rates and marked to market daily. Net realized gains (losses) on foreign currency and forward foreign currency contracts shown in the Statements of Operations include net gains or losses realized by the Fund on contracts that have matured.

The net U.S. dollar value of foreign currency underlying all contractual commitments held at the end of the period, the resulting net unrealized appreciation (depreciation) and related net receivable or payable amount are determined using forward foreign currency exchange rates supplied by a quotation service. The Fund could be exposed to risks in excess of amounts recognized on the Statements of Assets and Liabilities if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the forward foreign currency contract changes unfavorably.

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has $532,902,723 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforwards expire as follows: October 31, 2010 — $433,415,811 and October 31, 2016 — $99,486,912.

The Fund is subject to the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48). FIN 48

28	Large Cap Equity Fund | Annual report

prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not have a material impact on the Fund’s financial statements. Each of the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

New accounting pronouncement

In March 2008, FASB No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (FAS 133), was issued and is effective for fiscal years and interim reporting periods beginning after November 15, 2008. FAS 161 amends and expands the disclosure requirements of FAS 133 in order to provide financial statement users an understanding of a company’s use of derivative instruments, how derivative instruments are accounted for under FAS 133 and related interpretations and how these instruments affect a company’s financial position, performance, and cash flows. FAS 161 requires companies to disclose information detailing the objectives and strategies for using derivative instruments, the level of derivative activity entered into by the company, and any credit risk-related contingent features of the agreements. Management is currently evaluating the adoption of FAS 161 on the Fund’s financial statement disclosure.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund generally declares and pays dividends and capital gains distributions, if any, annually. There were no distributions during the year ended December 31, 2006. During the year ended December 31, 2007, the tax character of distributions paid was as follows: ordinary income $93,517. There were no distributions during period ended October 31, 2008. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied directly to each class.

As of October 31, 2008, the components of distributable earnings on tax basis included $54,353,977 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Permanent book-tax differences are primarily attributable to passive foreign investment companies and foreign currency transactions.

Note 3
Risks and uncertainties Concentration risk

The Funds may concentrate investments in a particular industry, sector of the economy or invest in a limited number of companies. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall more rapidly. In addition, a fund with a concentration is particularly susceptible to the impact of market, economic, regulatory and other factors affecting the specific concentration.

Derivatives and counterparty risk

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivative instruments exposes a fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual

Annual report | Large Cap Equity Fund	29

obligations or that, in the event of default, the fund will succeed in OTC.

Risks associated with foreign investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

Note 4
 Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 5
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.625% of the first $3,000,000,000 of the Fund’s average daily net asset value and (b) 0.60% in excess of $3,000,000,000 of the Fund’s daily net asset value. The effective rate for the period ended October 31, 2008 is 0.62% of the Fund’s average daily net asset value. The Fund has a subadvisory agreement with MFC Global investment Management (U.S), LLC, a subsidiary of John Hancock Financial Services, Inc. The Fund is not responsible for payment of subadvisory fees.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, to pay JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the period ended October 31, 2008, JH Funds received net up-front sales charges of $8,135,866 with regard to sales of Class A shares. Of this amount, $1,263,448 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $6,842,843 was paid as sales commissions to unrelated broker-dealers and $29,575 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The

30	Large Cap Equity Fund | Annual report

Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended October 31, 2008 CDSCs received by JH Funds amounted to $222,646 for Class B shares and $248,488 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.05%, 0.05%, 0.05%, and 0.04% for Classes A, B, C, and I, respectively, of each class’s average daily net assets.

• For the period of January 1, 2008 to May 31, 2008, the Fund paid a monthly fee which is based on an annual rate of $15.00, $17.50, $16.50 and $15.00 for each shareholder account for Class A, B, C and I, respectively. Effective June 1, 2008, all classes paid a monthly fee based on an annual rate of $16.50 per shareholder account.

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

The Fund receives earnings credits from Signature Services as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the period ended October 31, 2008, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $20,560 for transfer agent credits earned.

Class level expenses for the period ended October 31, 2008 were as follows:

	Distribution and	Transfer
Share class	service fees	agent fees

Class A	$3,688,926	$2,342,880
Class B	1,356,227	210,744
Class C	2,525,997	395,614
Class I	—	167,568
Total	$7,571,150	$3,116,806

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting, compliance, legal and other administrative services for the Fund. The compensation for the period amounted to $273,902 with an effective rate of 0.01% of the Fund’s average daily net asset value.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/ or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Annual report | Large Cap Equity Fund	31

Note 6
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the year ended December 31, 2006, December 31, 2007, and the period ended October 31, 2008, along with the corresponding dollar value.

	Year ended 12-31-06		Year ended 12-31-07		Period ended 10-31-08[1]
	Shares	Amount	Shares	Amount	Shares	Amount
Class A shares

Sold	7,343,811	$143,181,154	24,383,045	$630,086,340	55,839,411	$1,595,002,854
Repurchased	(5,001,051)	(96,563,359)	(4,550,270)	(113,430,694)	(29,141,409)	(755,603,450)

Net increase	2,342,760	$46,617,795	19,832,775	$516,655,646	26,698,002	$839,399,404

Class B shares

Sold	802,884	$14,624,386	1,879,974	$45,384,056	2,403,422	$63,887,648
Repurchased	(4,065,955)	(73,051,474)	(1,909,115)	(43,373,238)	(2,091,778)	(52,052,740)
Net increase
(decrease)	(3,263,071)	($58,427,088)	(29,141)	$2,010,818	311,644	$11,834,908

Class C shares

Sold	829,419	$15,317,020	5,429,774	$131,302,752	11,328,669	$302,147,156
Repurchased	(342,970)	(6,193,109)	(457,761)	(10,734,097)	(3,208,598)	(74,821,289)

Net increase	486,449	$9,123,911	4,972,013	$120,568,655	8,120,071	$227,325,867

Class I shares

Sold	453,659	$9,458,719	9,576,765	$255,414,417	12,446,407	$372,735,782
Distributions
reinvested	—	—	3,014	86,521	—	—
Repurchased	(273,654)	(5,339,535)	(505,745)	(13,730,202)	(12,472,367)	(301,481,213)

Net increase
(decrease)	180,005	$4,119,184	9,074,034	$241,770,736	(25,960)	$71,254,569

Net increase
(decrease)	(253,857)	$1,433,802	33,849,681	$881,005,855	35,103,757	$1,149,814,748

1For the ten month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

Note 7
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended October 31, 2008, aggregated $4,131,869,514 and $2,791,979,513, respectively.

32	Large Cap Equity Fund | Annual report

Note 8
Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the 1940 Act, are those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the period ended October 31, 2008 is set forth below.

	Beginning	Ending
	share	share	Realized	Dividend	Ending
Affiliate	amount	amount	loss	income	value
NMT Medical, Inc.
bought: none
sold: 74,854	733,050	658,196	$646,391	—	$717,434

Total					$717,434

Note 9
Change in fiscal year end

The Fund’s fiscal year end has changed to October 31, 2008.

Annual report | Large Cap Equity Fund	33

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust and Shareholders of John Hancock
Large Cap Equity Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Large Cap Equity Fund (the Fund) at October 31, 2008, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2008 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before December 31, 2005 were audited by another independent registered public accounting firm, whose report expressed an unqualified opinion thereon.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 22, 2008

34	Large Cap Equity Fund | Annual report

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable period ended October 31, 2008.

Shareholders will be mailed a 2008 U.S. Treasury Department Form 1099-DIV in January 2009. This will reflect the total of all distributions that are taxable for calendar year 2008.

Annual report | Large Cap Equity Fund	35

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock Large Cap
Equity Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Investment Trust (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock Large Cap Equity Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 5–6 and June 9–10, 2008, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. This information included:

(i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group).

The funds within each Category and Peer Group were selected by Morningstar Inc. (Morningstar), an independent provider of investment company data. Data covered a range of periods ended December 31, 2007;

(ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group;

(iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser;

(iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund;

(v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale;

(vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department;

(vii) the background and experience of senior management and investment professionals; and

(viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The Board principally considered data on performance and other information provided by Morningstar as of December 31, 2007. The Board also considered updated performance information provided to it by the Adviser or Subadviser at its May and June 2008 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

36	Large Cap Equity Fund | Annual report

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and Subadviser. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2007. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s Peer Group and benchmark index. The Board reviewed with representatives of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board viewed favorably that the Fund’s performance during all the periods under review was higher than the median performance of the Peer Group and Category, and its benchmark index, the Standard & Poor’s 500 Index.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group. The Board noted that the Advisory Agreement Rate was equal to the median rate of the Peer Group and lower than the median rate of Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Expense Ratio). The Board noted that, unlike the Fund, several funds in the Peer Group employed fee waivers or reimbursements. The Board received and considered information comparing the Expense Ratio of the Fund to that of the Peer Group and Category medians before the application of fee waivers and reimbursements (Gross Expense Ratio) and after the application of such waivers and reimbursement (Net Expense Ratio). The Board noted that the Fund’s Gross and Net Expense Ratios were lower than the Peer Group and Category medians.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expenses supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment sub-advisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the

Annual report | Large Cap Equity Fund	37

Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates, including the Subadviser, as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadviser with the Fund and benefits potentially derived from an increase in business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

38	Large Cap Equity Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees
Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James F. Carlin, Born: 1940	1994	50

Chairman (since December 2007); Director and Treasurer, Alpha Analytical Laboratories, Inc. (chemical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since 1995);
Part Owner and Vice President, Mone Lawrence Carlin Insurance Agency, Inc. (until 2005); Chairman and Chief Executive Officer, Carlin Consolidated, Inc. (management/investments) (since 1987); Trustee,
Massachusetts Health and Education Tax Exempt Trust (1993–2003).

William H. Cunningham, Born: 1944	1986	50

Professor, University of Texas at Austin (since 1971); former Chancellor, University of Texas System and former President, University of Texas at Austin (until 2001); Chairman and Chief Executive Officer, IBT
Technologies (until 2001); Director of the following: Hicks Acquisition Company I, Inc. (since 2007);
Hire.com (until 2004), STC Broadcasting, Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc.
(electronic manufacturing) (since 2001), Adorno/Rogers Technology, Inc. (until 2004), Pinnacle Foods
Corporation (until 2003), rateGenius (until 2003), Lincoln National Corporation (insurance) (since
2006), Jefferson-Pilot Corporation (diversified life insurance company) (until 2006), New Century
Equity Holdings (formerly Billing Concepts) (until 2001), eCertain (until 2001), ClassMap.com (until
2001), Agile Ventures (until 2001), AskRed.com (until 2001), Southwest Airlines (since 2000), Introgen
(manufacturer of biopharmaceuticals) (since 2000) and Viasystems Group, Inc. (electronic manufacturer)
(until 2003); Advisory Director, Interactive Bridge, Inc. (college fundraising) (until 2001); Advisory
Director, Q Investments (until 2003); Advisory Director, JPMorgan Chase Bank (formerly Texas Commerce
Bank–Austin), LIN Television (until 2008), WilTel Communications (until 2003) and Hayes Lemmerz
International, Inc. (diversified automotive parts supply company) (since 2003).

Deborah C. Jackson,[4] Born: 1952	2008	50

Chief Executive Officer, American Red Cross of Massachusetts Bay (since 2002); Board of Directors of
Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since
2001); Board of Directors of American Student Association Corp. (since 1996); Board of Directors of
Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (since 2007).

Charles L. Ladner,[2] Born: 1938	1994	50

Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003); Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice
President and Director, AmeriGas, Inc. (retired 1998); Director, AmeriGas Partners, L.P. (gas distribution)
(until 1997); Director, EnergyNorth, Inc. (until 1997); Director, Parks and History Association (until 2005).

Stanley Martin,[2,4] Born: 1947	2008	50

Senior Vice President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006);
Executive Vice President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive
Vice President, Republic New York Corporation and Republic National Bank of New York (1998–2000);
Partner, KPMG LLP (1971–1998).

Annual report | Large Cap Equity Fund	39

Independent Trustees (continued)

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Dr. John A. Moore,[2] Born: 1939	2005	50

President and Chief Executive Officer, Institute for Evaluating Health Risks (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former Assistant
Administrator and Deputy Administrator, Environmental Protection Agency; Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research)
(until 2007).

Patti McGill Peterson,[2] Born: 1943	2005	50

Principal, PMP Globalinc (consulting) (since 2007); Senior Associate, Institute for Higher Education Policy
(since 2007); Executive Director, CIES (international education agency) (until 2007); Vice President,
Institute of International Education (until 2007); Senior Fellow, Cornell University Institute of Public
Affairs, Cornell University (until 1998); Former President Wells College, St. Lawrence University and the
Association of Colleges and Universities of the State of New York. Director of the following: Niagara
Mohawk Power Corporation (until 2003); Security Mutual Life (insurance) (until 1997); ONBANK (until
1993). Trustee of the following: Board of Visitors, The University of Wisconsin, Madison (since 2007);
Ford Foundation, International Fellowships Program (until 2007); UNCF, International Development
Partnerships (until 2005); Roth Endowment (since 2002); Council for International Educational Exchange
(since 2003).

Steven R. Pruchansky, Born: 1944	1994	50

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (since 2008); Managing Director, JonJames, LLC (real estate) (since 2000); Director, First
Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell
Building Corp. (until 1991).

Non-Independent Trustees[3]
Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle, Born: 1959	2005	267

Executive Vice President, Manulife Financial Corporation (since 1999); Director and President, John
Hancock Variable Life Insurance Company (since 2007); Director and Executive Vice President, John
Hancock Life Insurance Company (since 2004); Chairman and Director, John Hancock Advisers, LLC (the
Adviser), John Hancock Funds, LLC (John Hancock Funds) and The Berkeley Financial Group, LLC (The
Berkeley Group) (holding company) (since 2005); Chairman and Director, John Hancock Investment
Management Services, LLC (since 2006); Senior Vice President, The Manufacturers Life Insurance
Company (U.S.A.) (until 2004).

40	Large Cap Equity Fund | Annual report

Principal officers who are not Trustees
Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

Keith F. Hartstein, Born: 1956	2005

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief
Executive Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (since 2005); Director,
MFC Global Investment Management (U.S.), LLC (MFC Global (U.S.)) (since 2005); Chairman and
Director, John Hancock Signature Services, Inc. (since 2005); Director, President and Chief Executive
Officer, John Hancock Investment Management Services, LLC (since 2006); President and Chief Executive
Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust
(since 2005); Director, Chairman and President, NM Capital Management, Inc. (since 2005); Member and former Chairman, Investment Company Institute Sales Force Marketing Committee (since 2003);
Director, President and Chief Executive Officer, MFC Global (U.S.) (2005–2006); Executive Vice President,
John Hancock Funds, LLC (until 2005).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.) (since 2006); Secretary and Chief Legal Officer, John Hancock Funds, John Hancock Funds II and John Hancock Trust (since
2006); Vice President and Associate General Counsel, Massachusetts Mutual Life Insurance Company
(1999–2006); Secretary and Chief Legal Counsel, MML Series Investment Fund (2000–2006); Secretary
and Chief Legal Counsel, MassMutual Institutional Funds (2000–2004); Secretary and Chief Legal
Counsel, MassMutual Select Funds and MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment Management Services, LLC,
the Adviser and MFC Global (U.S.) (since 2005); Chief Compliance Officer, John Hancock Funds, John
Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005); Vice President and
Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and Ethics & Compliance Officer,
Fidelity Investments (until 2001).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (registered investment companies) (2005–2007); Vice President, Goldman Sachs (2005–2007); Managing Director
and Treasurer of Scudder Funds, Deutsche Asset Management (2003–2005); Director, Tax and Financial
Reporting, Deutsche Asset Management (2002–2003); Vice President and Treasurer, Deutsche Global
Fund Services (1999–2002).

Gordon M. Shone, Born: 1956	2006

Treasurer
Senior Vice President, John Hancock Life Insurance Company (U.S.A.) (since 2001); Treasurer, John
Hancock Funds (since 2006), John Hancock Funds II, John Hancock Funds III and John Hancock Trust
(since 2005); Vice President and Chief Financial Officer, John Hancock Trust (2003–2005); Vice President,
John Hancock Investment Management Services, LLC, John Hancock Advisers, LLC (since 2006) and The
Manufacturers Life Insurance Company (U.S.A.) (1998–2000).

Annual report | Large Cap Equity Fund	41

Principal officers who are not Trustees (continued)

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

John G. Vrysen, Born: 1955	2005

Chief Operating Officer
Senior Vice President, Manulife Financial Corporation (since 2006); Senior Vice President, John Hancock
Life Insurance Company (since 2004); Director, Executive Vice President and Chief Operating Officer,
the Adviser, The Berkeley Group and John Hancock Funds, LLC (since 2007); Director, Executive Vice
President and Chief Operating Officer, John Hancock Investment Management Services, LLC (since
2007); Chief Operating Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III
and John Hancock Trust (since 2007); Director, Executive Vice President and Chief Financial Officer,
the Adviser, The Berkeley Group and John Hancock Funds, LLC (2005–2007); Director, Executive Vice
President and Chief Financial Officer, John Hancock Investment Management Services, LLC (2005–2007);
Executive Vice President and Chief Financial Officer, MFC Global (U.S.) (2005–2007); Director, John
Hancock Signature Services, Inc. (since 2005); Chief Financial Officer, John Hancock Funds, John Hancock
Funds II, John Hancock Funds III and John Hancock Trust (2005–2007); Vice President and General
Manager, John Hancock Fixed Annuities, U.S. Wealth Management (2004–2005); Vice President,
Operations, Manulife Wood Logan (2000–2004).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit and Compliance Committee.

3 Non-Independent Trustee holds positions with the Fund’s investment adviser, underwriter and certain other affiliates.

4 Mr. Martin was appointed by the Board as Trustee on September 8, 2008 and Ms. Jackson was appointed effective October 1, 2008.

42	Large Cap Equity Fund | Annual report

More information

Trustees	Investment adviser
James F. Carlin, Chairman	John Hancock Advisers, LLC
James R. Boyle†
William H. Cunningham	Subadviser
Deborah C. Jackson	MFC Global Investment
Charles L. Ladner*	Management (U.S.), LLC
Stanley Martin*
Dr. John A. Moore*	Principal distributor
Patti McGill Peterson*	John Hancock Funds, LLC
Steven R. Pruchansky
*Members of the Audit Committee	Custodian
†Non-Independent Trustee	State Street Bank & Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer	Legal counsel
K&L Gates LLP
Thomas M. Kinzler
Secretary and Chief Legal Officer	Independent registered
public accounting firm
Francis V. Knox, Jr.	PricewaterhouseCoopers LLP
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Additional information about your fund is available without charge in several ways. As required by the SEC, you can access proxy voting information and quarterly portfolio information on your fund. The proxy voting information includes a description of proxy voting policies, procedures and information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30. The quarterly portfolio information that includes a complete list of the fund’s holdings for the first and third quarters of the fund’s fiscal period is filed on Form N-Q. You have access to this information:

By phone	On the fund’s Website	At the SEC
1-800-225-5291	www.jhfunds.com	www.sec.gov
1-800-SEC-0330
SEC Public Reference Room

You can also contact us:
Regular mail:	Express mail:
John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
P.O. Box 9510	Mutual Fund Image Operations
Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Month-end portfolio holdings are available at www.jhfunds.com.

Annual report | Large Cap Equity Fund	43

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds. com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Large Cap Equity Fund.	5000A 10/08
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	12/08

John Hancock
MUTUAL FUNDS

John Hancock

Small Cap Intrinsic Value Fund

Annual Report

10.31.08

Discussion of Fund performance

By MFC Global Investment Management (U.S.), LLC

In April 2008, Timothy Keefe left the subadviser to pursue other opportunities. The Fund continues to be managed by Timothy Malloy, who is joined by Roger C. Hamilton.

Recently the Fund’s fiscal year end changed from December 31 to October 31. What follows is a discussion of the Fund’s performance for the 10-month period ended October 31, 2008.

Stock markets declined sharply during the 10 months ended October 31, 2008. The credit crisis that began with problems in the subprime mortgage market continued to unfold, eventually causing the demise of several major U.S. financial institutions. Fears of a prolonged recession mounted as the global economy slowed and commodity prices plunged. By fall, the credit markets were nearly shut down. Forced selling by hedge funds, mutual funds and institutions further pressured stocks. Despite proactive measures by the federal government, stocks ended the period dramatically lower.

“Stock markets declined sharply
during the 10 months ended
October 31, 2008.”

John Hancock Small Cap Intrinsic Value Fund’s Class A shares returned –52.66% at net asset value for the 10 months ended October 31, 2008. Over the same period, its benchmark, the Russell 2000 Index, returned –29.02% and the Morningstar, Inc. small blend category average returned –32.14%. Stock selection hurt performance, as some of our largest holdings sustained steep losses. The biggest detractors came from materials, technology and industrials, sectors that were hurt by the slowing global economy. Disappointments included Gammon Gold Inc., a gold mining company, which sank as gold prices fell faster than production costs. In technology, Wright Express Corp., which provides back office and credit card solutions for companies with vehicle fleets, fell sharply as delinquencies rose on more consumer-oriented credit cards. Winners included Diamond Foods, Inc., a food company benefiting from recent acquisitions as well as positive investor expectations.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

Investments in small companies involve greater risks than those in larger, more well-known companies. See the prospectus for the risks of investing in small-cap stocks. International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. These risks are more significant in emerging markets.

6	Small Cap Intrinsic Value Fund | Annual report

A look at performance

For the period ended October 31, 2008

		Average annual returns (%)				Cumulative total returns (%)
		with maximum sales charge (POP)				with maximum sales charge (POP)

	Inception				Since				Since
Class	date	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception

A	2-28-05	–59.54	—	—	–7.61	–59.54	—	—	–25.22

B	2-28-05	–59.73	—	—	–7.55	–59.73	—	—	–25.05

C	2-28-05	–58.11	—	—	–6.88	–58.11	—	—	–23.02

I1	2-28-05	–57.25	—	—	–5.92	–57.25	—	—	–20.06

NAV[1]	5-1-07	–57.16	—	—	–40.24	–57.16	—	—	–53.84

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I and Class NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class A —1.54%, Class B — 2.24%, Class C — 2.24%, Class I — 1.10%, Class NAV — 0.94%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund’s Class I and Class NAV share prospectuses.

Annual report | Small Cap Intrinsic Value Fund	7

A look at performance

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Small Cap Intrinsic Value Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Russell 2000 Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B	2-28-05	$7,699	$7,495	$8,872

C2	2-28-05	7,698	7,698	8,872

I3	2-28-05	7,994	7,994	8,872

NAV[3]	5-1-07	4,616	4,616	6,718

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I and Class NAV shares, respectively, as of October 31, 2008. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 2000 Index is an unmanaged index composed of 2,000 U.S. small-capitalization stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors as described in the Fund’s Class I and Class NAV share prospectuses.

8	Small Cap Intrinsic Value Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on July 1, 2008 with the same investment held until October 31, 2008.

	Account value	Ending value	Expenses paid during
	on 7-1-08	on 10-31-08	period ended 10-31-08[1]

Class A	$1,000.00	$559.60	$4.40

Class B	1,000.00	558.80	6.16

Class C	1,000.00	558.80	6.18

Class I	1,000.00	560.30	3.02

Class NAV	1,000.00	561.10	2.89

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2008, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Small Cap Intrinsic Value Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on July 1, 2008 with the same investment held until October 31, 2008. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 7-1-08	on 10-31-08	period ended 10-31-08[1]

Class A	$1,000.00	$1,016.70	$8.52

Class B	1,000.00	1,013.30	11.89

Class C	1,000.00	1,013.30	11.94

Class I	1,000.00	1,019.40	5.84

Class NAV	1,000.00	1,019.60	5.58

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.68%, 2.35%, 2.36%, 1.15% and 1.10% for Class A, Class B, Class C, Class I and Class NAV, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/366 (to reflect the one-half year period).

10	Small Cap Intrinsic Value Fund | Annual report

Portfolio summary

Top 10 holdings[1]

Seaboard Corp.	7.6%	TradeStation Group, Inc.	5.4%

eHealth, Inc.	7.2%	Wright Express Corp.	4.3%

The Knot, Inc.	6.9%	Warren Resources, Inc.	4.0%

DG Fastchannel, Inc.	6.3%	American Oriental Bioengineering, Inc. 4.0%

RealNetworks, Inc.	5.5%	TXCO Resources, Inc.	3.4%

Sector distribution[1,2]

Information technology	32%	Consumer discretionary	6%

Health care	14%	Utilities	5%

Industrials	10%	Materials	3%

Consumer staples	10%	Telecommunication services	2%

Financials	8%	Other	3%

Energy	7%

Country diversification[1]

United States	83%	Marshall Islands	2%

Canada	9%	Israel	1%

Hong Kong	5%

1 As a percentage of net assets on October 31, 2008.

2 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

Annual report | Small Cap Intrinsic Value Fund	11

F I N A N C I A L   S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 10-31-08

This schedule is divided into three main categories: common stocks, warrants and short-term investments. The common stocks are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 100.50%		$229,267,126

(Cost $468,366,555)

Airlines 0.42%		955,500

Pinnacle Airlines Corp. (I)	350,000	955,500

Apparel Retail 0.75%		1,720,200

Joe’s Jeans, Inc. (I)	2,820,000	1,720,200

Application Software 0.10%		234,900

Aspen Technology, Inc. (I)	30,000	234,900

Broadcasting & Cable TV 8.41%		19,184,404

DG Fastchannel, Inc. (I)(L)	818,384	14,493,581

EchoStar Corp., Class A (I)	241,546	4,690,823

Casinos & Gaming 2.92%		6,665,345

Melco Crown Entertainment, Ltd., ADR (I)(L)	1,625,694	6,665,345

Communications Equipment 2.33%		5,308,387

MRV Communications, Inc. (I)	7,174,466	5,308,387

Computer Storage & Peripherals 2.85%		6,497,263

Brocade Communications Systems, Inc. (I)	1,723,412	6,497,263

Construction & Engineering 0.24%		557,514

Ameron International Corp.	11,862	557,514

Data Processing & Outsourced Services 4.36%		9,947,359

Wright Express Corp. (I)	726,615	9,947,359

Distributors 0.09%		207,585

Core-Mark Holding Company, Inc. (I)	10,500	207,585

Diversified Chemicals 0.55%		1,253,200

Solutia, Inc. (I)	130,000	1,253,200

Diversified Financial Services 1.97%		4,503,403

BGC Partners, Inc., Class A	829,256	3,391,657

Melco International Development Ltd.	1,779,374	318,755

Pinetree Capital Ltd. (I)	975,297	792,991

Diversified Metals & Mining 3.03%		6,927,007

Anvil Mining Ltd. (I)	264,935	380,269

FNX Mining Co., Inc. (I)	935,826	3,843,307

Sherritt International Corp.	880,661	2,703,431

See notes to financial statements

12	Small Cap Intrinsic Value Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Footwear 1.12%		$2,547,772

Daphne International Holdings Ltd.	12,660,618	2,547,772

Health Care Services 1.43%		3,272,635

Kinetic Concepts, Inc. (I)	135,177	3,272,635

Highways & Railtracks 0.83%		1,897,073

Road King Infrastructure, Ltd.	6,523,814	1,897,073

Industrial Conglomerates 7.63%		17,403,920

Seaboard Corp.	12,988	17,403,920

Industrial Gases 0.57%		1,294,620

Brazil Ethanol, Inc. (I)(S)	129,462	1,294,620

Insurance Brokers 7.19%		16,402,338

eHealth, Inc. (I)	1,289,492	16,402,338

Internet Software & Services 15.67%		35,745,970

Drugstore.com, Inc. (I)	1,546,575	2,752,904

RADVision Ltd. (I)	211,238	1,172,371

RealNetworks, Inc. (I)	2,934,722	12,560,610

Shutterfly, Inc. (I)	464,670	3,545,432

The Knot, Inc. (I)(W)	2,277,486	15,714,653

Investment Banking & Brokerage 5.40%		12,334,286

TradeStation Group, Inc. (I)	1,575,260	12,334,286

Marine 2.52%		5,738,152

Diana Shipping, Inc. (L)	275,726	4,585,323

Oceanfreight, Inc.	174,671	1,152,829

Multi-Sector Holdings 2.49%		5,683,815

Pico Holdings, Inc. (I)	212,939	5,331,993

RHJ International (I)	65,000	351,822

Oil & Gas Exploration & Production 7.44%		16,969,956

Atwood Oceanics, Inc. (I)	972	26,711

TXCO Resources, Inc. (I)(L)	1,499,509	7,857,427

Warren Resources, Inc. (I)	1,717,546	9,085,818

Oil & Gas Storage & Transportation 3.24%		7,399,796

Southern Union Co.	429,721	7,399,796

Packaged Foods & Meats 2.19%		4,989,883

Diamond Foods, Inc.	170,711	4,989,883

Paper Packaging 0.06%		129,917

Boise, Inc. (I)(L)	216,528	129,917

Pharmaceuticals 4.62%		10,538,501

American Oriental Bioengineering, Inc. (I)(L)	1,481,479	9,051,837

Anesiva, Inc. (I)	334,424	244,129

Novabay Pharmaceuticals, Inc. (I)	710,020	1,242,535

Precious Metals & Minerals 3.76%		8,575,374

Gammon Gold, Inc. (I)	1,405,146	4,679,136

Minefinders Corp. Ltd. (I)(L)	803,348	3,896,238

See notes to financial statements

Annual report | Small Cap Intrinsic Value Fund	13

F I N A N C I A L   S T A T E M E N T S

Issuer		Shares	Value

Restaurants 1.53%			$3,484,195

Carrols Restaurant Group, Inc. (I)(W)		1,716,352	3,484,195

Semiconductors 0.90%			2,051,989

Kopin Corp. (I)		884,478	2,051,989

Specialty Chemicals 0.34%			764,305

Omnova Solutions, Inc. (I)		621,386	764,305

Technology Distributors 2.21%			5,033,381

Descartes Systems Group, Inc. (I)		1,838,404	5,033,381

Thrifts & Mortgage Finance 1.21%			2,753,437

Northeast Community Bancorp, Inc.		367,125	2,753,437

Wireless Telecommunication Services 0.13%			293,744

TerreStar Corp. (I)		362,647	293,744

Issuer		Shares	Value

Warrants 0.01%			$25,950
(Cost $758,541)

Industrial Conglomerates 0.01%			25,950

Shermen WSC Acquisition Corp. (I)		2,594,975	25,950

	Interest
Issuer, description, maturity date	rate	Shares	Value

Short-term investments 8.00%			$18,243,058

(Cost $18,243,058)

Cash Equivalents 8.00%			18,243,058

John Hancock Cash Investment Trust (T)(W)	2.1118% (Y)	18,243,058	18,243,058

Total investments (Cost $487,368,154)† 108.51%			$247,536,134

Other assets and liabilities, net (8.51%)			($19,410,831)

Total net assets 100.00%			$228,125,303

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipt

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of October 31, 2008.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

(Y) Represents current yield on October 31, 2008.

† At October 31, 2008, the aggregate cost of investment securities for federal income tax purposes was $487,866,107. Net unrealized depreciation aggregated $240,329,973, of which $2,113,414 related to appreciated investment securities and $242,443,387 related to depreciated investment securities.

See notes to financial statements

14	Small Cap Intrinsic Value Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 10-31-08

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $387,682,352) including
$17,885,351 of securities loaned (Note 2)	$193,691,890
Investments in affiliated issuers, at value (Cost $99,685,803)	53,844,244
Total investments, at value (Cost $487,368,155)	247,536,134
Foreign currency at value (Cost $101,311)	90,174
Receivable for investments sold	733,743
Receivable for shares sold	394,766
Dividends and interest receivable	149,069

Total assets	248,903,886

Liabilities

Due to custodian	551,027
Payable for shares repurchased	1,588,848
Payable upon return of securities loaned (Note 2)	18,243,058
Payable to affiliates
Management fees	184,845
Distribution and service fees	46,904
Other	52,186
Other payables and accrued expenses	111,715

Total liabilities	20,778,583

Net assets
Capital paid-in	537,304,460
Accumulated net realized loss on investments	(69,047,580)
Net unrealized depreciation of investments and translation of assets and
liabilities in foreign currencies	(239,843,176)
Accumulated net investment loss	(288,401)

Net assets	$228,125,303

Net asset value per share

See notes to financial statements

Annual report | Small Cap Intrinsic Value Fund	15

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($100,344,650 ÷ 14,428,092 shares)	$6.95
Class B ($3,577,043 ÷ 526,783 shares)[1]	$6.79
Class C ($20,280,628 ÷ 2,986,520 shares)[1]	$6.79
Class I ($19,593,098 ÷ 2,774,840 shares)	$7.06
Class NAV ($84,329,884 ÷ 11,920,040 shares)	$7.07

Maximum offering price per share

Class A ($6.95 ÷ 95%)[2]	$7.32

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

16	Small Cap Intrinsic Value Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Statements of operations For the period ended 10-31-08

These Statements of Operations summarize the Fund’s investment income earned and expenses incurred in operating the Fund. They also show net gains (losses) for the periods stated.

	Year	Period
	ended	ended
	12-31-07	10-31-08[1]

Investment income
Dividends (net of foreign withholding taxes of $135
and $15,063, respectively)	$3,195,351	$5,108,164
Dividends from affiliated issuers	59,474	—
Securities lending	448,120	400,485
Interest	664,581	94,963
Income from affiliated issuers	—	190,051

Total investment income	4,367,526	5,793,663

Expenses

Investment management fees (Note 5)	2,617,767	3,532,621
Distribution and service fees (Note 5)	720,630	883,887
Transfer agent fees (Note 5)	292,346	487,942
Accounting and legal services fees (Note 5)	29,521	47,376
Custodian fees	63,962	130,956
Blue sky fees (Note 5)	130,243	46,223
Printing fees (Note 5)	66,177	99,483
Professional fees	31,388	38,321
Trustees’ fees	5,161	31,894
Miscellaneous	8,133	56,375

Total expenses	3,965,328	5,355,078
Less expense reductions (Note 5)	(6,164)	(3,920)

Net expenses	3,959,164	5,351,158

Net investment income	408,362	442,505

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	20,795,717	(75,964,677)
Foreign currency transactions	(294,199)	(530,267)
	20,501,518	(76,494,944)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(30,872,609)	(166,914,524)
Investments in affiliated issuers	(4,429,893)	(41,411,666)
Translation of assets and liabilities in foreign currencies	284	(11,158)
	(35,302,218)	(208,337,348)
Net realized and unrealized loss	(14,800,700)	(284,832,292)
Decrease in net assets from operations	($14,392,338)	($284,389,787)

1 For the ten month period ended October 31, 2008, the fund changed its fiscal year end from December 31 to October 31.

See notes to financial statements

Annual report | Small Cap Intrinsic Value Fund	17

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last three periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year	Period
	ended	ended	ended
	12-31-06	12-31-07	10-31-08[1]

Increase (decrease) in net assets

From operations
Net investment income (loss)	($107,445)	$408,362	$442,505
Net realized gain (loss)	984,573	20,501,518	(76,494,944)
Change in net unrealized appreciation
(depreciation)	3,635,520	(35,302,218)	(208,337,348)

Increase (decrease) in net assets resulting
from operations	4,512,648	(14,392,338)	(284,389,787)

Distributions to shareholders
From net investment income
Class I	—	(30,650)	—
Class NAV	—	(272,787)	—
From net realized gain
Class A	(629,829)	(4,789,199)	—
Class B	(60,177)	(215,916)	—
Class C	(162,279)	(1,226,947)	—
Class I	(28,014)	(1,902,223)	—
Class NAV	—	(4,417,809)	—
	(880,299)	(12,855,531)	—
From Fund share transactions (Note 6)	35,286,438	503,642,738	(6,317,166)

Total increase (decrease)	38,918,787	476,394,869	(290,706,953)

Net assets

Beginning of year	3,518,600	42,437,387	518,832,256
End of year[2]	$42,437,387	$518,832,256	$228,125,303

1 For the ten month period ended October 31, 2008, the fund changed its fiscal year end from December 31 to October 31.

2 Includes accumulated net investment income (loss) of $95,521, $284,795 and ($288,401), respectively.

See notes to financial statements

18	Small Cap Intrinsic Value Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	12-31-05[1,2]	12-31-06	12-31-07	10-31-08[3]

Per share operating performance

Net asset value, beginning of year	$10.00	$10.86	$13.70	$14.68
Net investment loss[4]	(0.01)	(0.07) [5]	(0.01)	(0.01)
Net realized and unrealized gain
(loss) on investments	1.72	3.21	1.36	(7.72)
Total from investment operations	1.71	3.14	1.35	(7.73)
Less distributions
From net realized gain	(0.85)	(0.30)	(0.37)	—
Net asset value, end of year	$10.86	$13.70	$14.68	$6.95
Total return (%)[6]	17.28 [7,8]	28.99 [8]	9.91[8]	(52.66)[7]

Ratios and supplemental data

Net assets, end of year (in millions)	$3	$30	$199	$100
Ratios (as a percentage of average net assets):
Expenses before reductions	4.89[9]	2.23	1.54	1.56[9]
Expenses net of all fee waivers	1.45[9]	1.65	1.53	1.56[9]
Expenses net of all fee waivers
and credits	1.45[9]	1.65	1.53[10]	1.56[9]
Net investment loss	(0.08)[9]	(0.58)[5]	(0.07)	(0.10)[9]
Portfolio turnover (%)	97	82	32	70

1 Audited by previous Independent Registered Public Accounting Firm.

2 Beginning of operations from 2-28-05 to 12-31-05.

3 For the ten month period ended October 31, 2008, the fund changed its fiscal year end from December 31 to October 31.

4 Based on the average of the shares outstanding.

5 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to $0.03 per share and 0.27% of average net assets.

6 Assumes dividend reinvestment and does not reflect the effect of sales charges.

7 Not annualized.

8 Total returns would have been lower had certain expenses not been reduced during the periods shown.

9 Annualized.

10 Includes transfer agent fee earned credits of less than 0.01% to average net assets.

See notes to financial statements

Annual report | Small Cap Intrinsic Value Fund	19

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	12-31-05[1,2]	12-31-06	12-31-07	10-31-08[3]

Per share operating performance

Net asset value, beginning of year	$10.00	$10.81	$13.55	$14.41
Net investment loss[4]	(0.05)	(0.16)[5]	(0.12)	(0.08)
Net realized and unrealized gain
(loss) on investments	1.71	3.20	1.35	(7.54)
Total from investment operations	1.66	3.04	1.23	(7.62)
Less distributions
From net realized gain	(0.85)	(0.30)	(0.37)	—
Net asset value, end of year	$10.81	$13.55	$14.41	$6.79
Total return (%)[6]	16.78[7,8]	28.20[8]	9.13	(52.88)[7]

Ratios and supplemental data

Net assets, end of year (in millions)	—[9]	$3	$9	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	5.39[10]	2.93	2.24	2.28[10]
Expenses net of all fee waivers	1.95[10]	2.35	2.23	2.28[10]
Expenses net of all fee waivers
and credits	1.95[10]	2.35	2.23[11]	2.27[10]
Net investment loss	(0.57)[10]	(1.25)[5]	(0.82)	(0.80)[10]
Portfolio turnover (%)	97	82	32	70

1 Audited by previous Independent Registered Public Accounting Firm.

2 Beginning of operations from 2-28-05 to 12-31-05.

3 For the ten month period ended October 31, 2008, the fund changed its fiscal year end from December 31 to October 31.

4 Based on the average of the shares outstanding.

5 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to $0.03 per share and 0.27% of average net assets.

6 Assumes dividend reinvestment and does not reflect the effect of sales charges.

7 Not annualized.

8 Total returns would have been lower had certain expenses not been reduced during the periods shown.

9 Less than $500,000.

10 Annualized.

11 Includes transfer agent fee earned credits of less than 0.01% to average net assets.

See notes to financial statements

20	Small Cap Intrinsic Value Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	12-31-05[1,2]	12-31-06	12-31-07	10-31-08[3]

Per share operating performance

Net asset value, beginning of year	$10.00	$10.81	$13.55	$14.41
Net investment loss[4]	(0.05)	(0.16)[5]	(0.11)	(0.08)
Net realized and unrealized gain
(loss) on investments	1.71	3.20	1.34	(7.54)
Total from investment operations	1.66	3.04	1.23	(7.62)
Less distributions
From net realized gain	(0.85)	(0.30)	(0.37)	—
Net asset value, end of year	$10.81	$13.55	$14.41	$6.79
Total return (%)[6]	16.78[7,8]	28.20[8]	9.13	(52.88)[7]

Ratios and supplemental data

Net assets, end of year (in millions)	—[9]	$8	$49	$20
Ratios (as a percentage of average net assets):
Expenses before reductions	5.39[10]	2.93	2.24	2.25[10]
Expenses net of all fee waivers	1.95[10]	2.35	2.23	2.25[10]
Expenses net of all fee waivers
and credits	1.95[10]	2.35	2.23[11]	2.25[10]
Net investment loss	(0.57)[10]	(1.27)[5]	(0.76)	(0.77)[10]
Portfolio turnover (%)	97	82	32	70

1 Audited by previous Independent Registered Public Accounting Firm.

2 Beginning of operations from 2-28-05 to 12-31-05.

3 For the ten month period ended October 31, 2008, the fund changed its fiscal year end from December 31 to October 31.

4 Based on the average of the shares outstanding.

5 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to $0.03 per share and 0.27% of average net assets.

6 Assumes dividend reinvestment and does not reflect the effect of sales charges.

7 Not annualized.

8 Total returns would have been lower had certain expenses not been reduced during the periods shown.

9 Less than $500,000.

10 Annualized.

11 Includes transfer agent fee earned credits of less than 0.01% to average net assets.

See notes to financial statements

Annual report | Small Cap Intrinsic Value Fund	21

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	12-31-05[1,2]	12-31-06	12-31-07	10-31-08[3]

Per share operating performance

Net asset value, beginning of year	$10.00	$10.89	$13.80	$14.85
Net investment income (loss) [4]	0.02	(0.03)[5]	0.09	0.05
Net realized and unrealized gain
(loss) on investments	1.72	3.24	1.34	(7.84)
Total from investment operations	1.74	3.21	1.43	(7.79)
Less distributions
From net investment income	—	—	(0.01)	—
From net realized gain	(0.85)	(0.30)	(0.37)	—
Total distributions	(0.85)	(0.30)	(0.38)	—
Net asset value, end of year	$10.89	$13.80	$14.85	$7.06
Total return (%)[6]	17.58[7,8]	29.55[8]	10.39	(52.46)[7]

Ratios and supplemental data

Net assets, end of year (in millions)	— [9]	$1	$82	$20
Ratios (as a percentage of average net assets):
Expenses before reductions	4.59[10]	1.78	1.10	1.06[10]
Expenses net of all fee waivers	1.15[10]	1.20	1.09[11]	1.06[10]
Expenses net of all fee waivers
and credits	1.15[10]	1.20	1.09[11]	1.06[10]
Net investment income	0.22[10]	(0.27)[5]	0.57	0.43[10]
Portfolio turnover (%)	97	82	32	70

1 Audited by previous Independent Registered Public Accounting Firm.

2 Beginning of operations from 2-28-05 to 12-31-05.

3 For the ten month period ended October 31, 2008, the fund changed its fiscal year end from December 31 to October 31.

4 Based on the average of the shares outstanding.

5 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund which amounted to $0.03 per share and 0.27% of average net assets.

6 Assumes dividend reinvestment and does not reflect the effect of sales charges.

7 Not annualized.

8 Total returns would have been lower had certain expenses not been reduced during the periods shown.

9 Less than $500,000.

10 Annualized.

11 Includes transfer agent fee earned credits of less than 0.01% to average net assets.

See notes to financial statements

22	Small Cap Intrinsic Value Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS NAV SHARES

Period ended	12-31-07[1]	10-31-08 [2]

Per share operating performance

Net asset value, beginning of year	$15.73	$14.85
Net investment income[3]	0.09	0.05
Net realized and unrealized loss on investments	(0.58)	(7.83)
Total from investment operations	(0.49)	(7.78)
Less distributions
From net investment income	(0.02)	—
From net realized gain	(0.37)	—
Total distributions	(0.39)	—
Net asset value, end of year	$14.85	$7.07
Total return (%)[4]	(3.05)[5,6]	(52.39)[6]

Ratios and supplemental data

Net assets, end of year (in millions)	$181	$84
Ratios (as a percentage of average net assets):
Expenses before reductions	0.94[7]	0.99[7]
Expenses net of all fee waivers	0.94[7]	0.99[7]
Expenses net of all fee waivers and credits	0.94[7]	0.99[7]
Net investment income	0.57[7]	0.51[7]
Portfolio turnover (%)	32[8]	70

1 Beginning of operations from 5-1-07 to 12-31-07.

2 For the ten month period ended October 31, 2008, the fund changed its fiscal year end from December 31 to October 31.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

8 Portfolio turnover shown is calculated for the full fiscal year.

See notes to financial statements

Annual report | Small Cap Intrinsic Value Fund	23

Notes to financial statements

Note 1
Organization

John Hancock Small Cap Intrinsic Value Fund (the Fund) is a diversified series of John Hancock Investment Trust, an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C, Class I, and Class NAV shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

The net asset value of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. In periods of decreasing liquidity, such securities may also be fair valued.

For purposes of determining when fair value adjustments may be appropriate with respect to investments in securities in foreign markets that close prior to the NYSE, the Fund will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index that tracks foreign markets in which the Fund has significant investments. If a significant market event occurs due to a

24	Small Cap Intrinsic Value Fund | Annual report

change in the value of the index, the pricing for investments in foreign markets that have closed prior to the NYSE will promptly be reviewed and potential adjustments to the net asset value will be recommended to the Fund’s Pricing Committee, where applicable.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of October 31, 2008:

	INVESTMENTS IN	OTHER FINANCIAL
VALUATION INPUTS	SECURITIES	INSTRUMENTS*

Level 1 — Quoted Prices	$241,126,091	—

Level 2 — Other Significant Observable Inputs	5,115,423	—

Level 3 — Significant Unobservable Inputs	1,294,620	—
Total	$247,536,134	—

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	INVESTMENTS IN	OTHER FINANCIAL
	SECURITIES	INSTRUMENTS

Balance as of December 31, 2007	$0	$—

Accrued discounts/premiums	—	—

Realized gain (loss)	—	—

Change in unrealized appreciation (depreciation)	122,989	—

Net purchases (sales)	1,171,631	—

Transfers in and/or out of Level 3	—	—
Balance as of October 31, 2008	$1,294,620	$—

Annual report | Small Cap Intrinsic Value Fund	25

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC), the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. When a Fund enters into a repurchase agreement, it receives delivery of collateral, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is generally 102% of the repurchase amount.

Foreign currency translation

The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes.

Distribution and service fees, if any, and transfer agent fees for Class A, Class B, Class C and Class I shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Discounts/premiums are accreted/amortized for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Expenses

The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required cash collateral is delivered to the Fund on the next business day. Cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or

26	Small Cap Intrinsic Value Fund | Annual report

other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund may receive compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

The Fund has entered into an agreement with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent may be affected by the failure and by any delays in recovery of the securities (or loss of rights in the collateral).

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has $75,847,364 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforwards expire on October 31, 2016.

The Fund is subject to the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48). FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not have a material impact on the Fund’s financial statements. Each of the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

New accounting pronouncements

In March 2008, FASB No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (FAS 133), was issued and is effective for fiscal years and interim reporting periods beginning after November 15, 2008. FAS 161 amends and expands the disclosure requirements of FAS 133 in order to provide financial statement users an understanding of a company’s use of derivative instruments, how derivative instruments are accounted for under FAS 133 and related interpretations and how these instruments affect a company’s financial position, performance, and cash flows. FAS 161 requires companies to disclose information detailing the objectives and strategies for using derivative instruments, the level of derivative activity entered into by the company, and any credit risk-related contingent features of the agreements. Management is currently evaluating the adoption of FAS 161 on the Fund’s financial statement disclosures.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund declares and pays dividends annually. Capital gains distributions, if any, are distributed annually. During the year ended December 31, 2006, the tax character of distributions paid was as follows: ordinary income $802,372 and long-term capital gain $77,927. During the year ended December 31, 2007 the tax character of distributions paid was as follows: ordinary income $12,656,643 and long-term capital gain $198,888. There were no distributions during the period ended October 31, 2008. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of October 31, 2008, the components of distributable earnings on a tax basis included $6,171,191 of undistributed ordinary income and $841,751 of undistributed long-term gain.

Such distributions and distributable earnings, on a tax basis, are determined in conformity

Annual report | Small Cap Intrinsic Value Fund	27

with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Permanent book-tax differences are primarily attributable to foreign currency transactions.

Note 3
Risks and uncertainties
Sector risk — technology industry

Fund performance will be closely tied to a single sector of the economy, which may underperform other sectors over any given period of time. Technology companies can be hurt by economic declines and other factors. For instance, when economic conditions deteriorate, technology stocks may decline.

Risks associated with foreign investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less information available about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

Note 4
Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 5
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.90% of the first $1,000,000,000 of the Fund’s average daily net asset value and (b) 0.85% of the Fund’s daily net asset value in excess of $1,000,000,000. The effective rate for the period ended October 31, 2008 is 0.90% of the Fund’s average daily net asset value. The Fund has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, a subsidiary of John Hancock Financial Services, Inc. The Fund is not responsible for payment of subadvisory fees.

The Adviser has agreed to limit the Fund’s total expenses, excluding distribution and service fees, transfer agent fees, brokerage commissions, interest and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, to 1.15% of the Fund’s average daily net asset value, on an annual basis, at least until April 30, 2008. The Fund had no fee reductions for the period ended October 31, 2008. The

28	Small Cap Intrinsic Value Fund | Annual report

Adviser reserves the right to terminate this limitation in the future.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, to pay JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the year ended October 31, 2008, JH Funds received net up-front sales charges of $443,941 with regard to sales of Class A shares. Of this amount, $58,926 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $383,354 was paid as sales commissions to unrelated broker-dealers and $1,661 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended October 31, 2008, CDSCs received by JH Funds amounted to $19,895 for Class B shares and $42,057 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.05%, 0.05%, 0.05%, and 0.04% for Classes A, B, C, and I, respectively, of each class’s average daily net assets.

• For the period of January 1, 2008 to May 31, 2008, the Fund paid a monthly fee which is based on an annual rate of $15.00, $17.50, $16.50 and $15.00 for each shareholder account for Class A, B, C and I, respectively. Effective June 1, 2008, all classes paid a monthly fee based on an annual rate of $16.50 per shareholder account.

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

Signature Services has agreed to contractually limit the transfer agent expenses to 0.30% for Classes A, B and C until April 30, 2008 and thereafter until terminated by Signature Services. During the period ended October 31, 2008, the Fund had no fee reductions. In addition, the Fund receives earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the period ended October 31, 2008, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $3,920 for transfer agent credits earned.

Annual report | Small Cap Intrinsic Value Fund	29

Class level expenses for the period ended October 31, 2008 were as follows:

	Distribution and	Transfer	Printing	Registration and
Share class	service fees	agent fees	fees	filing fees

Class A	$485,769	$352,215	$57,062	$38,390
Class B	57,701	13,700	1,826	1,552
Class C	340,417	76,303	11,202	5,968
Class I	—	45,724	29,393	313
Class NAV	—	—	—	—
Total	$883,887	$487,942	$99,483	$46,223

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting, compliance, legal and other administrative services for the Fund. The compensation for the period ended October 31, 2008 amounted to $47,376 with an effective rate of 0.01% of the Fund’s average daily net asset value.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/ or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

30	Small Cap Intrinsic Value Fund | Annual report

Note 6
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the years ended December 31, 2006, December 31, 2007 and the period ended October 31, 2008, along with the corresponding dollar value.

	Year ended 12-31-06		Year ended 12-31-07		Period ended 10-31-08[1]
	Shares	Amount	Shares	Amount	Shares	Amount
Class A shares

Sold	2,007,220	$25,551,258	14,130,652	$216,963,345	9,791,874	$126,263,815
Distributions
reinvested	—	—	304,058	4,414,924	—	—
Repurchased	(75,145)	(948,349)	(3,115,187)	(47,387,746)	(8,906,949)	(101,069,893)

Net increase	1,932,075	$24,602,909	11,319,523	$173,990,523	884,925	$25,193,922

Class B shares

Sold	234,214	$2,945,949	557,774	$8,407,188	186,573	$2,347,704
Distributions
reinvested	—	—	14,316	204,150	—	—
Repurchased	(33,698)	(422,809)	(182,505)	(2,723,315)	(260,694)	(2,955,951)

Net increase
(decrease)	200,516	$2,523,140	389,585	$5,888,023	(74,121)	($608,247)

Class C shares

Sold	556,872	$6,961,954	3,270,299	$49,846,028	1,203,454	$15,079,329
Distributions
reinvested	—	—	81,187	1,157,727	—	—
Repurchased	(5,929)	(75,512)	(531,918)	(7,991,976)	(1,598,248)	(18,116,644)

Net increase
(decrease)	550,943	$6,886,442	2,819,568	$43,011,779	(394,794)	($3,037,315)

Class I shares

Sold	100,932	$1,317,587	6,322,991	$102,054,966	5,708,401	$74,348,996
Distributions
reinvested	—	—	119,386	1,758,994	—	—
Repurchased	(3,523)	(43,640)	(1,039,988)	(16,464,232)	(8,444,156)	(91,908,678)

Net increase
(decrease)	97,409	$1,273,947	5,402,389	$87,349,728	(2,735,755)	($17,559,682)

Class NAV shares

Sold	—	—	12,024,313	$191,465,546	2,610,822	$27,999,710
Distributions
reinvested	—	—	319,088	4,690,596	—	—
Repurchased	—	—	(167,351)	(2,753,457)	(2,866,832)	(38,305,554)

Net increase
(decrease)	—	—	12,176,050	$193,402,685	(256,010)	($10,305,844)

Net increase
(decrease)	2,780,943	$35,286,438	32,107,115	$503,642,738	(2,575,755)	($6,317,166)

1For the ten month period ended October 31, 2008, the Fund changed its fiscal year end from December 31 to October 31.

Note 7
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended October 31, 2008, aggregated $325,758,423 and $323,547,138, respectively.

Annual report | Small Cap Intrinsic Value Fund	31

Note 8
Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the 1940 Act, are those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the year ended October 31, 2008, is set forth below.

	Beginning	Ending
	share	share	Realized	Dividend	Ending
Affiliate	amount	amount	gain (loss)	income	value

Carrols Restaurant Group, Inc.
bought: none, sold: 35,079	1,751,431	1,716,352	($410,069)	—	$3,484,195
eHealth, Inc.
bought: 1,292,250, sold: 2,758	—	1,289,492	(25,870)	—	$16,402,338
The Knot, Inc.
bought: 634,239, sold: 66,400	1,709,647	2,277,486	(923,335)	—	$15,714,653
Totals					$35,601,186

Note 9
Change in fiscal year end

The Fund’s fiscal year end has changed to October 31, 2008.

32	Small Cap Intrinsic Value Fund | Annual report

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust and Shareholders of John Hancock Small Cap Intrinsic Value Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Small Cap Intrinsic Value Fund (the Fund) at October 31, 2008, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2008 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before December 31, 2005 were audited by another independent registered public accounting firm, whose report expressed an unqualified opinion thereon.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 22, 2008

Annual report | Small Cap Intrinsic Value Fund	33

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended October 31, 2008.

Shareholders will be mailed a 2008 U.S. Treasury Department Form 1099-DIV in January 2009. This will reflect the total of all distributions that are taxable for calendar year 2008.

34	Small Cap Intrinsic Value Fund | Annual report

Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock Small Cap
Intrinsic Value Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Investment Trust (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock Small Cap Intrinsic Value Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 5–6 and June 9–10, 2008, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. This information included:

(i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group). The funds within each Category and Peer Group were selected by Morningstar Inc. (Morningstar), an independent provider of investment company data. Data covered a range of periods ended December 31, 2007;

(ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group;

(iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser;

(iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund;

(v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale;

(vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department;

(vii) the background and experience of senior management and investment professionals; and

(viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The Board principally considered data on performance and other information provided by Morningstar as of December 31, 2007. The Board also considered updated performance information provided to it by the Adviser or Subadviser at its May and June 2008 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Annual report | Small Cap Intrinsic Value Fund	35

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and Subadviser. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board noted that the Fund had less than three full years of operational history, and considered the performance results for the Fund since its inception through December 31, 2007. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s Peer Group and benchmark index. The Board reviewed with representatives of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board viewed favorably that, for the 1-year period under review, the Fund’s performance was higher than the performance of the Peer Group and Category medians and its benchmark index, the Russell 2000 Index.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group. The Board noted that the Advisory Agreement Rate was in line with the median rate of the Peer Group and lower than the median rate of the Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross and Net Expense Ratios were higher than the Category median, and not appreciably higher than the Peer Group median.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expenses supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment sub-advisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the

36	Small Cap Intrinsic Value Fund | Annual report

Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates, including the Subadviser, as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadviser with the Fund and benefits potentially derived from an increase in business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

Annual report | Small Cap Intrinsic Value Fund	37

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James F. Carlin, Born: 1940	2005	50

Chairman (since December 2007); Director and Treasurer, Alpha Analytical Laboratories, Inc. (chemical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since 1995);
Part Owner and Vice President, Mone Lawrence Carlin Insurance Agency, Inc. (until 2005); Chairman and Chief Executive Officer, Carlin Consolidated, Inc. (management/investments) (since 1987); Trustee,
Massachusetts Health and Education Tax Exempt Trust (1993–2003).

William H. Cunningham, Born: 1944	2005	50

Professor, University of Texas at Austin (since 1971); former Chancellor, University of Texas System and former President, University of Texas at Austin (until 2001); Chairman and Chief Executive Officer, IBT
Technologies (until 2001); Director of the following: Hicks Acquisition Company I, Inc. (since 2007);
Hire.com (until 2004), STC Broadcasting, Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc.
(electronic manufacturing) (since 2001), Adorno/Rogers Technology, Inc. (until 2004), Pinnacle Foods
Corporation (until 2003), rateGenius (until 2003), Lincoln National Corporation (insurance) (since
2006), Jefferson-Pilot Corporation (diversified life insurance company) (until 2006), New Century
Equity Holdings (formerly Billing Concepts) (until 2001), eCertain (until 2001), ClassMap.com (until
2001), Agile Ventures (until 2001), AskRed.com (until 2001), Southwest Airlines (since 2000), Introgen
(manufacturer of biopharmaceuticals) (since 2000) and Viasystems Group, Inc. (electronic manufacturer)
(until 2003); Advisory Director, Interactive Bridge, Inc. (college fundraising) (until 2001); Advisory
Director, Q Investments (until 2003); Advisory Director, JPMorgan Chase Bank (formerly Texas Commerce
Bank–Austin), LIN Television (until 2008), WilTel Communications (until 2003) and Hayes Lemmerz
International, Inc. (diversified automotive parts supply company) (since 2003).

Deborah C. Jackson,[4] Born: 1952	2008	50

Chief Executive Officer, American Red Cross of Massachusetts Bay (since 2002); Board of Directors of
Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since
2001); Board of Directors of American Student Association Corp. (since 1996); Board of Directors of
Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (since 2007).

Charles L. Ladner,[2] Born: 1938	2005	50

Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003); Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice
President and Director, AmeriGas, Inc. (retired 1998); Director, AmeriGas Partners, L.P. (gas distribution)
(until 1997); Director, EnergyNorth, Inc. (until 1997); Director, Parks and History Association (until 2005).

Stanley Martin,[2,4] Born: 1947	2008	50

Senior Vice President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006);
Executive Vice President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive
Vice President, Republic New York Corporation and Republic National Bank of New York (1998–2000);
Partner, KPMG LLP (1971–1998).

38	Small Cap Intrinsic Value Fund | Annual report

Independent Trustees (continued)

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Dr. John A. Moore,[2] Born: 1939	2005	50

President and Chief Executive Officer, Institute for Evaluating Health Risks (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former Assistant
Administrator and Deputy Administrator, Environmental Protection Agency; Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research)
(until 2007).

Patti McGill Peterson,[2] Born: 1943	2005	50

Principal, PMP Globalinc (consulting) (since 2007); Senior Associate, Institute for Higher Education Policy
(since 2007); Executive Director, CIES (international education agency) (until 2007); Vice President,
Institute of International Education (until 2007); Senior Fellow, Cornell University Institute of Public
Affairs, Cornell University (until 1998); Former President Wells College, St. Lawrence University and the
Association of Colleges and Universities of the State of New York. Director of the following: Niagara
Mohawk Power Corporation (until 2003); Security Mutual Life (insurance) (until 1997); ONBANK (until
1993). Trustee of the following: Board of Visitors, The University of Wisconsin, Madison (since 2007);
Ford Foundation, International Fellowships Program (until 2007); UNCF, International Development
Partnerships (until 2005); Roth Endowment (since 2002); Council for International Educational Exchange
(since 2003).

Steven R. Pruchansky, Born: 1944	2005	50

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (since 2008); Managing Director, JonJames, LLC (real estate) (since 2000); Director, First
Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell
Building Corp. (until 1991).

Non-Independent Trustees[3]
Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle, Born: 1959	2005	267

Executive Vice President, Manulife Financial Corporation (since 1999); Director and President, John
Hancock Variable Life Insurance Company (since 2007); Director and Executive Vice President, John
Hancock Life Insurance Company (since 2004); Chairman and Director, John Hancock Advisers, LLC (the
Adviser), John Hancock Funds, LLC (John Hancock Funds) and The Berkeley Financial Group, LLC (The
Berkeley Group) (holding company) (since 2005); Chairman and Director, John Hancock Investment
Management Services, LLC (since 2006); Senior Vice President, The Manufacturers Life Insurance
Company (U.S.A.) (until 2004).

Annual report | Small Cap Intrinsic Value Fund	39

Principal officers who are not Trustees

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

Keith F. Hartstein, Born: 1956	2005

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief
Executive Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (since 2005); Director,
MFC Global Investment Management (U.S.), LLC (MFC Global (U.S.)) (since 2005); Chairman and
Director, John Hancock Signature Services, Inc. (since 2005); Director, President and Chief Executive
Officer, John Hancock Investment Management Services, LLC (since 2006); President and Chief Executive
Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust
(since 2005); Director, Chairman and President, NM Capital Management, Inc. (since 2005); Member and former Chairman, Investment Company Institute Sales Force Marketing Committee (since 2003);
Director, President and Chief Executive Officer, MFC Global (U.S.) (2005–2006); Executive Vice President,
John Hancock Funds, LLC (until 2005).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.) (since 2006); Secretary and
Chief Legal Officer, John Hancock Funds, John Hancock Funds II and John Hancock Trust (since 2006);
Vice President and Associate General Counsel, Massachusetts Mutual Life Insurance Company (1999–
2006); Secretary and Chief Legal Counsel, MML Series Investment Fund (2000–2006); Secretary and
Chief Legal Counsel, MassMutual Institutional Funds (2000–2004); Secretary and Chief Legal Counsel,
MassMutual Select Funds and MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment Management Services, LLC,
the Adviser and MFC Global (U.S.) (since 2005); Chief Compliance Officer, John Hancock Funds, John
Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005); Vice President and
Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and Ethics & Compliance Officer,
Fidelity Investments (until 2001).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (registered investment companies) (2005–2007); Vice President, Goldman Sachs (2005–2007); Managing Director
and Treasurer of Scudder Funds, Deutsche Asset Management (2003–2005); Director, Tax and Financial
Reporting, Deutsche Asset Management (2002–2003); Vice President and Treasurer, Deutsche Global
Fund Services (1999–2002).

Gordon M. Shone, Born: 1956	2006

Treasurer
Senior Vice President, John Hancock Life Insurance Company (U.S.A.) (since 2001); Treasurer, John
Hancock Funds (since 2006), John Hancock Funds II, John Hancock Funds III and John Hancock Trust
(since 2005); Vice President and Chief Financial Officer, John Hancock Trust (2003–2005); Vice President,
John Hancock Investment Management Services, LLC, John Hancock Advisers, LLC (since 2006) and The
Manufacturers Life Insurance Company (U.S.A.) (1998–2000).

40	Small Cap Intrinsic Value Fund | Annual report

Principal officers who are not Trustees (continued)

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

John G. Vrysen, Born: 1955	2005

Chief Operating Officer
Senior Vice President, Manulife Financial Corporation (since 2006); Senior Vice President, John Hancock
Life Insurance Company (since 2004); Director, Executive Vice President and Chief Operating Officer,
the Adviser, The Berkeley Group and John Hancock Funds, LLC (since 2007); Director, Executive Vice
President and Chief Operating Officer, John Hancock Investment Management Services, LLC (since
2007); Chief Operating Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III
and John Hancock Trust (since 2007); Director, Executive Vice President and Chief Financial Officer,
the Adviser, The Berkeley Group and John Hancock Funds, LLC (2005–2007); Director, Executive Vice
President and Chief Financial Officer, John Hancock Investment Management Services, LLC (2005–2007);
Executive Vice President and Chief Financial Officer, MFC Global (U.S.) (2005–2007); Director, John
Hancock Signature Services, Inc. (since 2005); Chief Financial Officer, John Hancock Funds, John Hancock
Funds II, John Hancock Funds III and John Hancock Trust (2005–2007); Vice President and General
Manager, John Hancock Fixed Annuities, U.S. Wealth Management (2004–2005); Vice President,
Operations, Manulife Wood Logan (2000–2004).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit and Compliance Committee.

3 Non-Independent Trustee holds positions with the Fund’s investment adviser, underwriter and certain other affiliates.

4 Mr. Martin was appointed by the Board as Trustee on September 8, 2008 and Ms. Jackson was appointed effective October 1, 2008.

Annual report | Small Cap Intrinsic Value Fund	41

More information

Trustees	Investment adviser
James F. Carlin, Chairman	John Hancock Advisers, LLC
James R. Boyle†
William H. Cunningham	Subadviser
Deborah C. Jackson	MFC Global Investment
Charles L. Ladner*	Management (U.S.), LLC
Stanley Martin*
Dr. John A. Moore*	Principal distributor
Patti McGill Peterson*	John Hancock Funds, LLC
Steven R. Pruchansky
*Members of the Audit Committee	Custodian
†Non-Independent Trustee	State Street Bank & Trust Company

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Thomas M. Kinzler	K&L Gates LLP
Secretary and Chief Legal Officer
Independent registered
Francis V. Knox, Jr.	public accounting firm
Chief Compliance Officer	PricewaterhouseCoopers LLP

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Additional information about your fund is available without charge in several ways. As required by the SEC, you can access proxy voting information and quarterly portfolio information on your fund. The proxy voting information includes a description of proxy voting policies, procedures and information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30. The quarterly portfolio information that includes a complete list of the fund’s holdings for the first and third quarters of the fund’s fiscal period is filed on Form N-Q. You have access to this information:

By phone	On the fund’s Website	At the SEC
1-800-225-5291	www.jhfunds.com	www.sec.gov
1-800-SEC-0330
SEC Public Reference Room

You can also contact us:
Regular mail:	Express mail:
John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
P.O. Box 9510	Mutual Fund Image Operations
Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Month-end portfolio holdings are available at www.jhfunds.com.

42	Small Cap Intrinsic Value Fund | Annual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Small Cap Intrinsic Value Fund.	6400A 10/08
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	12/08

John Hancock
MUTUAL FUNDS

John Hancock
Global Opportunities Fund

Annual Report
10.31.08

Discussion of Fund performance

By MFC Global Investment Management (U.S.), LLC

In April 2008, Timothy Keefe left the subadviser to pursue other opportunities. The Fund continues to be managed by Timothy Malloy, who is joined by Roger C. Hamilton and Christopher H. Arbuthnot, CFA.

Recently the Fund’s fiscal year end changed from December 31 to October 31. What follows is a discussion of the Fund’s performance for the 10-month period ended October 31, 2008.

During the first 10 months of 2008, stocks worldwide declined sharply as investors’ confidence in the global economy waned. Problems in the U.S. subprime mortgage market led to the collapse of several major U.S. financial institutions, global demand slowed and the U.S. economy contracted. By fall, credit markets were frozen, rocking financial markets around the world. Hardest hit during the 10-month period were emerging markets, which suffered from massive selling by risk-averse investors.

“During the first 10 months of 2008,
stocks worldwide declined sharply
as investors’ confidence in the
global economy waned.“

John Hancock Global Opportunities Fund’s Class A shares returned –50.18% at net asset value for the 10 months ended October 31, 2008. By comparison, the S&P/Citigroup BMI Global Index returned –40.61%, while the Morningstar, Inc. world stock fund category average returned –40.26%. Exposure to emerging markets and disappointing materials stock selection hampered Fund performance. Detractors included Agrenco Ltd., an agricultural services company in Brazil, which is trying to emerge from bankruptcy. It was hurt as the credit crisis stalled the company’s efforts to obtain financing and as investors exited emerging markets. We sold our stake. Silver Wheaton Corp., a silver royalty company, declined sharply as silver prices tumbled. Positive contributors included ACE Ltd., a well-run property and casualty insurer. The Fund also benefited from selling certain energy names before oil prices fell.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors. International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. These risks are more significant in emerging markets.

6	Global Opportunities Fund | Annual report

A look at performance

For the period ended October 31, 2008

		Average annual returns (%)				Cumulative total returns (%)
		with maximum sales charge (POP)				with maximum sales charge (POP)

	Inception				Since				Since
Class	date	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception

A	2-28-05	–53.09	—	—	–2.15	–53.09	—	—	–7.66

B	2-28-05	–53.36	—	—	–2.03	–53.36	—	—	–7.24

C	2-28-05	–51.46	—	—	–1.32	–51.46	—	—	–4.76

I1	2-28-05	–50.44	—	—	–0.46	–50.44	—	—	–1.66

NAV[1]	10-29-07	–50.39	—	—	–49.78	–50.39	—	—	–49.96

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until April 30, 2009. The net expenses are as follows: Class A — 1.46%, Class B — 2.16%, Class C — 2.16%, Class I — 1.09%, Class NAV — 1.05%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 2.14%, Class B — 2.87%, Class C — 2.87%, Class I — 1.77%, Class NAV — 1.73%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund’s Class I and Class NAV share prospectuses.

Annual report | Global Opportunities Fund	7

A look at performance

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Global Opportunities Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the S&P 500/Citigroup BMI Global Total Return Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B	2-28-05	$9,524	$9,276	$8,967

C2	2-28-05	9,524	9,524	8,967

I3	2-28-05	9,834	9,834	8,967

NAV[3]	10-29-07	5,004	5,004	5,692

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I and Class NAV shares, respectively, as of October 31, 2008. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s 500/Citigroup BMI Global Total Return Index is an unmanaged index which covers both developed and emerging economies and includes 10,000 companies in more than 53 countries.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors as described in the Fund’s Class I and Class NAV share prospectuses.

8	Global Opportunities Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on July 1, 2008 with the same investment held until October 31, 2008.

	Account value	Ending value	Expenses paid during
	on 7-1-08	on 10-31-08	period ended 10-31-08[1]

Class A	$1,000.00	$522.20	$3.91

Class B	1,000.00	520.70	5.85

Class C	1,000.00	520.70	5.98

Class I	1,000.00	522.60	3.25

Class NAV	1,000.00	522.90	2.71

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2008, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Global Opportunities Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on May 1, 2008, with the same investment held until October 31, 2008. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 5-1-08	on 10-31-08	period ended 10-31-08[1]

Class A	$1,000.00	$1,017.40	$7.76

Class B	1,000.00	1,013.60	11.59

Class C	1,000.00	1,013.40	11.84

Class I	1,000.00	1,018.80	6.44

Class NAV	1,000.00	1,019.80	5.38

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.53%, 2.29%, 2.34%, 1.27% and 1.06% for Class A, Class B, Class C, Class I and Class NAV, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

10	Global Opportunities Fund | Annual report

Portfolio summary

Top 10 holdings[1]

American Oriental Bioengineering, Inc. 6.4%		Denbury Resources, Inc.	3.9%

Companhia de Saneamento Basico do Estado de Sao Paulo	5.8%	Melco Crown Entertainment, Ltd.	3.5%

		Equitable Resources, Inc.	3.1%

BM&F BOVESPA SA	5.5%	Nikko ETF Index Fund 225	3.1%

Franco-Nevada Corp.	4.8%	Archer-Daniels-Midland Co.	3.0%

Brazil Ethanol Inc.	4.1%

Sector distribution[1,2]

Financials	18%	Consumer discretionary	8%

Energy	16%	Utilities	8%

Industrials	14%	Materials	8%

Consumer staples	10%	Information technology	3%

Health care	9%	Short-term investments & other	6%

1 As a percentage of net assets on October 31, 2008.

2 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

Annual report | Global Opportunities Fund	11

F I N A N C I A L   S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 10-31-08

This schedule is divided into four main categories: common stocks, warrants, call options and short-term investments. Common stocks, warrants and call options are further broken down by country. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 93.16%		$66,086,235

(Cost $100,367,077)

Bermuda 4.47%		3,168,705

Bunge, Ltd. (Agricultural Products)	50,396	1,935,710

GP Investments, Ltd. (Investment Banking & Brokerage) (I)	356,171	1,232,995

Brazil 16.51%		11,709,008

BM&F BOVESPA SA (Specialized Finance)	1,460,688	3,903,708

Companhia de Saneamento Basico do Estado de Sao Paulo —
SABESP ADR (Water Utilities)	180,347	4,147,981

LLX Logistica SA (Trucking)	3,602,630	1,313,675

Minerva SA (Packaged Foods & Meats)	1,175,471	1,068,857

Ogx Petroleo E Gas Participa (Gas Utilities) (I)	10,043	1,274,787

Canada 10.66%		7,558,561

Franco-Nevada Corp. (Gold)	237,551	3,403,722

Gold Wheaton Gold Corp. (Diversified Metals & Mining) (B)(I)	1,980,612	419,201

Silver Standard Resources, Inc. (Diversified Metals & Mining) (I)	209,403	1,769,455

Silver Wheaton Corp. (Precious Metals & Minerals) (I)	546,153	1,966,151

Suncor Energy, Inc. (Integrated Oil & Gas)	1	32

Hong Kong 8.79%		6,236,556

China Green (Holdings), Ltd. (Agricultural Products)	1,391,705	1,080,503

Melco Crown Entertainment, Ltd. ADR (Casinos & Gaming) (I)(L)	602,588	2,470,611

Natural Beauty Bio-Technology, Ltd. (Biotechnology)	13,334,701	1,824,753

Road King Infrastructure, Ltd. (Highways & Railtracks)	2,959,812	860,689

Indonesia 0.08%		57,064

Multi Indocitra Tbk, PT (Distributors) (B)	1,829,413	57,064

Israel 1.11%		789,835

Delek Group, Ltd. (Gas Utilities)	12,094	789,835

Japan 4.57%		3,243,742

Nikko ETF Index Fund 225 (Investment Companies)	24,908	2,217,472

Sumitomo Mitsui Financial Group, Inc. (Diversified Banks) (I)	256	1,026,270

Netherlands 1.00%		712,100

InnoConcepts NV (Housewares & Specialties)	87,528	712,100

United Kingdom 1.61%		1,143,922

Acergy SA (Oil & Gas Equipment & Services)	169,156	1,143,922

See notes to financial statements

12	Global Opportunities Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

United States 44.36%		$31,466,742

ACE, Ltd. (Property & Casualty Insurance)	24,839	1,424,765

American Oriental Bioengineering, Inc. (Pharmaceuticals) (I)	747,746	4,568,728

Apex Silver Mines, Ltd. (Precious Metals & Minerals) (I)	139,878	186,038

Archer-Daniels-Midland Co. (Agricultural Products)	102,989	2,134,962

Brazil Ethanol, Inc. (Industrial Gases) (S)(I)	289,727	2,897,270

Denbury Resources, Inc. (Oil & Gas Exploration & Production) (I)	216,092	2,746,529

Equitable Resources, Inc. (Gas Utilities)	64,176	2,227,549

iShares MSCI Taiwan Index (Investment Companies)	76,128	671,449

JPMorgan Chase & Co. (Diversified Financial Services)	33,654	1,388,228

McKesson Corp. (Health Care Distributors)	47,214	1,737,003

Microsoft Corp. (Systems Software)	53,863	1,202,761

Pico Holdings, Inc. (Multi-Sector Holdings) (I)	58,745	1,470,975

Range Resources Corp. (Oil & Gas Exploration & Production)	40,164	1,695,724

Rex Energy Corp. (Oil & Gas Exploration & Production) (I)	128,818	873,386

Sirius XM Radio, Inc. (Cable & Satellite) (I)	4,714,832	1,593,613

SPDR Russell/Nomura Small Cap Japan ETF (Investment Companies)	64,500	2,096,250

Williams Cos., Inc. (Oil & Gas Storage & Transportation)	73,621	1,543,832

Wright Express Corp. (Data Processing & Outsourced Services) (I)	73,607	1,007,680

Issuer	Shares	Value

Warrants 0.02%		$16,431

(Cost $0)

Canada 0.02%		16,431

Gold Wheaton Gold Corp. (Diversified Metals & Mining) (B)(I)	915,538	16,431
(Expiration date: 7/8/13, strike price: CAD 1.00)

	Number of
Issuer	contracts	Value

Purchased call options 1.28%		$908,000
(Cost $662,500)

United States 1.28%		908,000

Euribor Curve 1/21/10 at 0.65 (I)	50,000,000	238,000

Euribor Curve 2/03/10 at 0.64 (I)	50,000,000	241,000

Euribor Curve 2/09/10 at 0.77 (I)	50,000,000	205,000

Euribor Curve 3/12/10 at 0.68 (I)	50,000,000	224,000

See notes to financial statements

Annual report | Global Opportunities Fund	13

F I N A N C I A L   S T A T E M E N T S

		Par value
Issuer, description, maturity date		(000)	Value

Short-term investments 5.25%			$3,723,896

(Cost $1,433,000)

Joint Repurchase Agreement 2.02%			1,433,000

Joint Repurchase Agreement with Barclays dated 10-31-08
at 0.150% to be repurchased at $1,433,018 on 11-3-08,
collateralized by $1,737,138 U.S. Treasury Inflation Indexed
Note 1.750% on 1-15-28 (valued at $1,461,660 including interest).		$1,433	1,433,000

	Interest
Issuer, description, maturity	rate	Shares	Value
Cash Equivalents 3.23%			$2,290,896

John Hancock Cash Investment Trust (T)(W)	2.1118% (Y)	2,290,896	2,290,896

Total investments (Cost $104,753,473)† 99.71%			$70,734,562

Other assets and liabilities, net 0.29%			$207,577

Total net assets 100.00%			$70,942,139

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipt

(B) These securities are fair valued in good faith under procedures established by the Board of Trustees.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of October 31, 2008.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

(Y) Represents current yield on October 31, 2008.

† At October 31, 2008, the aggregate cost of investment securities for federal income tax purposes was $112,612,105. Net unrealized depreciation aggregated $41,877,543, of which $1,630,026 related to appreciated investment securities and $43,507,569 related to depreciated investment securities.

Open forward foreign currency contracts as of October 31, 2008, were as follows:

			UNREALIZED
	PRINCIPAL AMOUNT	SETTLEMENT	APPRECIATION
CURRENCY	COVERED BY CONTRACT	DATE	(DEPRECIATION)

Buys
Canadian Dollar	14,476,490	Jan 2009	($473,943)
Euro	3,018,096	Jan 2009	(245,727)
Norwegian Krone	23,549,957	Jan 2009	(270,633)
			($990,303)
Sells

Canadian Dollar	$14,843,801	Jan 2009	$1,733,477
Canadian Dollar	5,156,910	Jan 2009	578,537
Swiss Franc	1,449,541	Jan 2009	84,018
Euro	4,333,081	Jan 2009	495,927
Norwegian Krone	5,670,127	Jan 2009	1,090,332
			$3,982,291

See notes to financial statements

14	Global Opportunities Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 10-31-08

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $102,462,577) including
$2,245,976 of securities loaned (Note 2)	$68,443,666
Investments in affiliated issues at value (Cost $2,290,896)	2,290,896
Total investments at value (Cost $104,753,473)	70,734,562
Cash	917
Foreign currency at value (Cost $63)	14
Receivable for investments sold	577,182
Receivable for shares sold	151,029
Dividends and interest receivable	157,859
Receivable for forward foreign currency exchange contracts (Note 2)	3,982,291
Receivable from affiliates	29,926

Total assets	75,633,780

Liabilities

Payable for investments purchased	913,406
Payable for shares repurchased	344,829
Payable upon return of securities loaned (Note 2)	2,290,896
Payable for forward foreign currency exchange contracts (Note 2)	990,303
Payable to affiliates
Management fees	50,201
Distribution and service fees	22,672
Other	34,822
Other payables and accrued expenses	44,512

Total liabilities	4,691,641

Net assets

Capital paid-in	139,181,939
Accumulated net realized loss on investments	(38,441,482)
Net unrealized depreciation of investments, options written and translation
of assets and liabilities in foreign currencies	(31,029,439)
Accumulated net investment income	1,231,121

Net assets	$70,942,139

See notes to financial statements

Annual report | Global Opportunities Fund	15

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($50,392,404 ÷ 5,951,622 shares)	$8.47
Class B ($3,128,781 ÷ 377,532 shares)[1]	$8.29
Class C ($8,805,657 ÷ 1,062,280 shares)[1]	$8.29
Class I ($8,008,656 ÷ 936,854 shares)	$8.55
Class NAV ($606,641 ÷ 70,872 shares)	$8.56

Maximum offering price per share

Class A ($8.47 ÷ 95%)[2]	$8.92

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

16	Global Opportunities Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the period ended 10-31-08

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

	Year	Period
	ended	ended
	12-31-07	10-31-08[1]

Investment income

Dividends (net of foreign withholding taxes of $5,817
and $65,481, respectively)	$105,814	$1,129,474
Interest	22,681	91,172
Securities lending	5,408	4,699
Income from affiliated issuers	—	2,451

Total investment income	133,903	1,227,796

Expenses

Investment management fees (Note 5)	82,997	688,770
Distribution and service fees (Note 5)	36,251	296,054
Transfer agent fees (Note 5)	11,291	109,367
Accounting and legal services fees (Note 5)	1,158	30,270
Blue sky fees (Note 5)	16,805	86,619
Custodian fees	19,271	80,435
Printing fees (Note 5)	17,916	42,212
Professional fees	17,636	25,999
Federal excise tax	12,809	—
Trustees’ fees	209	3,580
Miscellaneous	4,196	5,751

Total expenses	220,539	1,369,057
Less expense reductions (Note 5)	(66,502)	(125,188)

Net expenses	154,037	1,243,869
Net investment loss	(20,134)	(16,073)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	1,216,650	(38,327,907)
Foreign currency transactions	(71,640)	952,740
	1,145,010	(37,375,167)
Change in net unrealized appreciation (depreciation) of
Investments	1,915,074	(36,899,677)
Translation of assets and liabilities in foreign currencies	(7,674)	2,997,146
	1,907,400	(33,902,531)
Net realized and unrealized gain (loss)	3,052,410	(71,277,698)
Increase (decrease) in net assets from operations	$3,032,276	($71,293,771)

1 For the ten month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

See notes to financial statements

Annual report | Global Opportunities Fund	17

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last three periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year	Period
	ended	ended	ended
	12-31-06	12-31-07	10-31-08[1]

Increase (decrease) in net assets

From operations
Net investment loss	($7,877)	($20,134)	($16,073)
Net realized gain (loss)	310,962	1,145,010	(37,375,167)
Change in net unrealized appreciation
(depreciation)	529,183	1,907,400	(33,902,531)

Increase (decrease) in net assets resulting
from operations	832,268	3,032,276	(71,293,771)

Distributions to shareholders
From investment income
Class A	(613)	—	—
Class I	(432)	—	—
From net realized gain
Class A	(309,009)	(676,814)	—
Class B	(11,446)	(57,993)	—
Class C	(11,446)	(87,454)	—
Class I	(11,444)	(63,730)	—
Class NAV	—	(294)	—

	(343,345)	(886,285)	—

From Fund share transactions (Note 6)	344,390	29,308,284	106,385,244

Total increase	832,268	31,454,275	35,091,473

Net assets

Beginning of period	3,564,123	4,396,391	35,850,666
End of period [2]	$4,396,391	$35,850,666	$70,942,139

1 For the ten month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

2 Includes accumulated net investment income (loss) of ($148), $0 and $1,231,121, respectively.

See notes to financial statements

18	Global Opportunities Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	12-31-05[1,2]	12-31-06	12-31-07	10-31-08[3]

Per share operating performance

Net asset value, beginning of year	$10.00	$11.57	$13.17	$17.00
Net investment income (loss)[4]	—[5]	(0.02)	(0.02)	—[5]
Net realized and unrealized gain
(loss) on investments	1.88	2.73	4.36	(8.53)
Total from investment operations	1.88	2.71	4.34	(8.53)
Less distributions
From net investment income	—	—[5]	—	—
From net realized gain	(0.31)	(1.11)	(0.51)	—
Total distributions	(0.31)	(1.11)	(0.51)	—
Net asset value, end of year	$11.57	$13.17	$17.00	$8.47
Total return (%)[6,8]	18.85[7]	23.38	33.05	(50.18)[7]

Ratios and supplemental data

Net assets, end of year (in millions)	$3	$4	$28	$50
Ratios (as a percentage of average net assets):
Expenses before reductions	2.83[9]	2.23	2.11	1.66[9]
Expenses net of all fee waivers	1.35[9]	1.35	1.46	1.49[9]
Expenses net of all fee waivers
and credits	1.35[9]	1.35	1.46[10]	1.49[9]
Net investment income (loss)	0.03[9]	(0.18)	(0.12)	0.01[9]
Portfolio turnover (%)	77	61	114	167

1 Beginning of operations from 2-28-05 to 12-31-05.

2 Audited by previous Independent Registered Public Accounting Firm.

3 For the ten month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

4 Based on the average of the shares outstanding.

5 Less than $0.01 per share.

6 Assumes dividend reinvestment and does not reflect the effect of sales charges.

7 Not annualized.

8 Total returns would have been lower had certain expenses not been reduced during the periods shown.

9 Annualized.

10 Includes transfer agent fee earned credits of less than 0.01% to average net assets.

See notes to financial statements

Annual report | Global Opportunities Fund	19

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	12-31-05[1,2]	12-31-06	12-31-07	10-31-08[3]

Per share operating performance

Net asset value, beginning of year	$10.00	$11.52	$13.04	$16.75
Net investment income (loss)[4]	(0.04)	(0.08)	(0.14)	(0.09)
Net realized and unrealized gain
(loss) on investments	1.87	2.71	4.36	(8.37)
Total from investment operations	1.83	2.63	4.22	(8.46)
Less distributions
From net realized gain	(0.31)	(1.11)	(0.51)	—
Net asset value, end of year	$11.52	$13.04	$16.75	$8.29
Total return (%)[5,6]	18.35[7]	22.76	32.46	(50.51)[7]

Ratios and supplemental data

Net assets, end of year (in millions)	—[8]	—[8]	$2	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	3.38[9]	2.68	2.78	2.29[9]
Expenses net of all fee waivers	1.85[9]	1.80	2.12	2.21[9]
Expenses net of all fee waivers
and credits	1.85[9]	1.80	2.12[10]	2.20[9]
Net investment income (loss)	(0.47)[9]	(0.63)	(0.88)	(0.72)[9]
Portfolio turnover (%)	77	61	114	167

1 Beginning of operations from 2-28-05 to 12-31-05.

2 Audited by previous Independent Registered Public Accounting Firm.

3 For the ten month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

4 Based on the average of the shares outstanding.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Less than $500,000.

9 Annualized.

10 Includes transfer agent fee earned credits of less than 0.01% to average net assets.

See notes to financial statements

20	Global Opportunities Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	12-31-05[1,2]	12-31-06	12-31-07	10-31-08[3]

Per share operating performance

Net asset value, beginning of year	$10.00	$11.52	$13.04	$16.75
Net investment income (loss)[4]	(0.04)	(0.08)	(0.16)	(0.09)
Net realized and unrealized gain
(loss) on investments	1.87	2.71	4.38	(8.37)
Total from investment operations	1.83	2.63	4.22	(8.46)
Less distributions
From net realized gain	(0.31)	(1.11)	(0.51)	—
Net asset value, end of year	$11.52	$13.04	$16.75	$8.29
Total return (%)[5,6]	18.35[7]	22.76	32.46	(50.51)[7]

Ratios and supplemental data

Net assets, end of year (in millions)	—[8]	—[8]	$4	$9
Ratios (as a percentage of average net assets):
Expenses before reductions	3.38[9]	2.68	2.79	2.33[9]
Expenses net of all fee waivers	1.85[9]	1.80	2.13	2.21[9]
Expenses net of all fee waivers
and credits	1.85[9]	1.80	2.13[10]	2.21[9]
Net investment income (loss)	(0.47)[9]	(0.63)	(1.01)	(0.76)[9]
Portfolio turnover (%)	77	61	114	167

1 Beginning of operations from 2-28-05 to 12-31-05.

2 Audited by previous Independent Registered Public Accounting Firm.

3 For the ten month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

4 Based on the average of the shares outstanding.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

7 Not annualized.

8 Less than $500,000.

9 Annualized.

10 Includes transfer agent fee earned credits of less than 0.01% to average net assets.

See notes to financial statements

Annual report | Global Opportunities Fund	21

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	12-31-05[1,2]	12-31-06	12-31-07	10-31-08[3]

Per share operating performance

Net asset value, beginning of year	$10.00	$11.60	$13.21	$17.11
Net investment income[4]	0.03	0.02	0.02	0.08
Net realized and unrealized gain
(loss) on investments	1.88	2.74	4.39	(8.64)
Total from investment operations	1.91	2.76	4.41	(8.56)
Less distributions
From net investment income	—	(0.04)	—	—
From net realized gain	(0.31)	(1.11)	(0.51)	—
Total distributions	(0.31)	(1.15)	(0.51)	—
Net asset value, end of year	$11.60	$13.21	$17.11	$8.55
Total return (%)[5,6]	19.15[7]	23.74	33.48	(50.03)[7]

Ratios and supplemental data

Net assets, end of year (in millions)	—[8]	—[8]	$2	$8
Ratios (as a percentage of average net assets):
Expenses before reductions	2.58[9]	1.93	1.74	1.18[9]
Expenses net of all fee waivers	1.05[9]	1.05	1.09	1.06[9]
Expenses net of all fee waivers
and credits	1.05[9]	1.05	1.09[10]	1.06[9]
Net investment income	0.33[9]	0.12	0.15	0.62[9]
Portfolio turnover (%)	77	61	114	167

1 Beginning of operations from 2-28-05 to 12-31-05.

2 Audited by previous Independent Registered Public Accounting Firm.

3 For the ten month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

4 Based on the average of the shares outstanding.

5 Assumes dividend reinvestment and does not reflect the effect of sales charges.

7 Not annualized.

6 Total returns would have been lower had certain expenses not been reduced during the periods shown.

8 Less than $500,000.

9 Annualized.

10 Includes transfer agent fee earned credits of less than 0.01% to average net assets.

See notes to financial statements

22	Global Opportunities Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS NAV SHARES

Period ended	12-31-07[1]	10-31-08[2]

Per share operating performance

Net asset value, beginning of year	$17.63	$17.12
Net investment income (loss)[3]	(0.01)	0.06
Net realized and unrealized gain on investments	0.01	(8.62)
Total from investment operations	0.00	8.56
Less distributions
From net realized gain	(0.51)	—
Net asset value, end of year	$17.12	$8.56
Total return (%)[4,5,6]	0.07	(50.00)

Ratios and supplemental data

Net assets, end of year (in millions)	—[7]	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.70[8]	1.02[8]
Expenses net of all fee waivers	1.05[8]	0.97[8]
Expenses net of all fee waivers and credits	1.05[8]	0.97[8]
Net investment income	(0.17)[8]	0.51[8]
Portfolio turnover (%)	114[9]	167

1 Beginning of operations from 10-29-07 to 12-31-07.

2 For the ten month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Not annualized.

6 Total return would have been lower had certain expenses not been reduced during the periods shown.

7 Less than $500,000.

8 Annualized.

9 Portfolio turnover shown is calculated for the full fiscal year.

See notes to financial statements

Annual report | Global Opportunities Fund	23

Notes to financial statements

Note 1
Organization

John Hancock Global Opportunities Fund (the Fund) is a diversified series of John Hancock Investment Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C, Class I, and Class NAV shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

The net asset value of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Listed options if no closing price is available are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by management using an independent source at the mean between the last bid and ask prices. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trust’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day

24	Global Opportunities Fund | Annual report

at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of October 31, 2008:

	INVESTMENTS IN	OTHER FINANCIAL
VALUATION INPUTS	SECURITIES	INSTRUMENTS*

Level 1 — Quoted Prices	$55,274,628	—

Level 2 — Other Significant Observable Inputs	9,779,072	$2,991,988

Level 3 — Significant Unobservable Inputs	3,389,966	—

Total	$68,443,666	$2,991,988

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/ depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	INVESTMENTS IN	OTHER FINANCIAL
	SECURITIES	INSTRUMENTS

Balance as of December 31, 2007	$153,298	—

Accrued discounts/premiums	—	—

Realized gain (loss)	—	—

Change in unrealized appreciation (depreciation)	(633,285)	—

Net purchases (sales)	2,968,122	—

Transfers in and/or out of Level 3	901,831	—

Balance as of October 31, 2008	$3,389,966	—

Annual report | Global Opportunities Fund	25

Joint repurchase agreement

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. When a Fund enters into a repurchase agreement, it receives delivery of collateral, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is generally 102% of the repurchase amount.

Foreign currency translation

The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, transfer agent fees, printing fees and registration and filing fees for Class A, Class B, Class C, and Class I shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a line of credit agreement with The Bank of New York Mellon (BNYM), the Swing Line Lender and Administrative Agent. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with BNYM, which permits borrowings of up to $150 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. There was no outstanding borrowing under the line of credit on October 31, 2008.

26	Global Opportunities Fund | Annual report

Pursuant to the custodian agreement, the Custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the Custodian for any overdraft together with interest due thereon. The Custodian has a lien, security interest or security entitlement in any Fund property, to the maximum extent permitted by law to the extent of any overdraft.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required cash collateral is delivered to the Fund on the next business day. Cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund may receive compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

The Fund has entered into an agreement with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers in an agency relationship) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or loss of rights in the collateral).

Options

The Fund may purchase and sell put and call options on securities (whether or not it holds the securities in its portfolio).

When the Fund writes a put or call option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently “marked-to-market” to reflect the current market value of the option written. If an option expires or if the Fund enters into an offsetting purchase option, the Fund realizes a gain (or loss if the cost of an offsetting purchase option exceeds the premium received when the option was written). If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security with the proceeds of the sale increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option.

The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of the unfavorable change in the prices of the securities underlying the written option.

When the Fund purchases a put or call option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect the current market value of the option. If the purchased option expires, the Fund realizes a loss for the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the original cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the

Annual report | Global Opportunities Fund	27

proceeds from such sale are decreased by the premium originally paid.

The Fund may use options to manage exposure to fluctuations in currency values. Writing puts and buying calls may increase the Fund’s exposure to the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to the underlying instrument. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the terms of the contract. The Fund had no outstanding written options on October 31, 2008.

Forward foreign currency contracts

The Fund may purchase and sell forward foreign currency contracts in order to hedge a specific transaction or Fund position. Forward foreign currency contracts are valued at forward foreign currency exchange rates and marked to market daily. Net realized gains (losses) on foreign currency and forward foreign currency contracts shown in the Statements of Operations include net gains or losses realized by the Fund on contracts that have matured.

The net U.S. dollar value of foreign currency underlying all contractual commitments held at the end of the period, the resulting net unrealized appreciation (depreciation) and related net receivable or payable amount are determined using forward foreign currency exchange rates supplied by a quotation service. The Fund could be exposed to risks in excess of amounts recognized on the Statements of Assets and Liabilities if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the forward foreign currency contract changes unfavorably.

At October 31, 2008, the Fund entered into forward foreign currency contracts, which contractually obligate the Fund to deliver currency at future dates.

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has $30,838,236 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforwards expire as follows: October 31, 2016 — $30,838,236.

The Fund is subject to the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48), at the beginning of the Fund’s fiscal year. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not have a material impact on the Fund’s financial statements. Each of the Fund’s federal tax returns for the prior three years remain subject to examination by the Internal Revenue Service.

New accounting pronouncement

In March 2008, FASB No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (FAS 133), was issued and is effective for fiscal years or interim periods beginning after November 15, 2008. FAS 161 amends and expands the disclosure requirements of FAS 133 in order to provide financial statement users an understanding of a company’s use of derivative instruments, how derivative instruments are accounted for under FAS 133 and related interpretations and how these instruments affect a company’s financial position, performance, and cash flows. FAS 161 requires companies to disclose information detailing the objectives and strategies for using derivative instruments, the level of derivative activity entered into by the company, and any credit risk-related contingent features of the agreements. Management is currently evaluating the adoption of FAS 161 on the Fund’s financial statement disclosures.

28	Global Opportunities Fund | Annual report

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund generally declares and pays dividends and capital gains distributions, if any, annually. During the year ended December 31, 2006, the tax character of distributions paid was as follows: ordinary income $163,031 and long-term capital gain $181,358. During the year ended December 31, 2007, the tax character of distributions paid was as follows: ordinary income $440,415 and long-term capital gain $445,870. There were no distributions during the period ended October 31, 2008. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of October 31, 2008, the components of distributable earnings on a tax basis included $4,452,663 of undistributed ordinary income and $26,304 of undistributed long-term capital gain.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Permanent book-tax differences are primarily attributable to foreign currency transactions and passive foreign investment companies.

Note 3
Risk and uncertainties
Sector risk— financial industry

Fund performance will be closely tied to a single sector of the economy, which may underperform other sectors over any given period of time. Financial services companies can be hurt by economic declines, changes in interest rates, regulatory and market impacts. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall more rapidly.

Risk associated with foreign investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example there is generally less information available about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

Derivatives and counterparty risk

The use of derivative instruments may involve risk different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivative instruments expose a fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the fund will have

Annual report | Global Opportunities Fund	29

contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations of that, in the event of default, the fund will succeed in enforcing them.

Small and medium-size company risk

Stocks of small and medium-size companies tend to be more volatile than those of large companies, and may underperform stocks of large companies. Small and medium-size companies may have limited product lines or markets, less access to financial resources or less operating experience, or may depend on a few key employees. Given this, small and medium-size stocks may be thinly traded, leading to additional liquidity risk due to the inabilities to trade in large volume.

Note 4
Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 5
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser at an annual rate of 0.85% of the first $500,000,000 of average daily net asset value, (b) 0.825% of the next $500,000,000 and (c) 0.80% of the Fund’s daily net asset value in excess of $1,000,000,000. The effective rate for the period ended October 31, 2008 is 0.85% of the Fund’s average daily net asset value. The Fund has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, a subsidiary of John Hancock Financial Services, Inc. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has agreed to limit the Fund’s total expenses excluding the distribution and service fees, transfer agent fees, brokerage commissions and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, to 1.05% of the Fund’s average daily net asset value, on an annual basis, at least until April 30, 2009. Accordingly, the expense reductions related to this total expense limitation amounted to $124,336 for the period ended October 31, 2008. The Adviser reserves the right to terminate this limitation in the future.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, to pay JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the period ended October 31, 2008, JH Funds received net up-front sales charges of $607,299 with regard to sales of Class A shares. Of this amount, $97,465 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $508,564 was paid as sales commissions to unrelated broker-dealers and $1,270 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a

30	Global Opportunities Fund | Annual report

contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended October 31, 2008, CDSCs received by JH Funds amounted to $9,528 for Class B shares and $28,123 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.05%, 0.05%, 0.05%, and 0.04% for Classes A, B, C, and I, respectively, of each class’s average daily net assets.

• For the period of January 1, 2008 to May 31, 2008, the Fund paid a monthly fee which is based on an annual rate of $15.00, $17.50, $16.50 and $15.00 for each shareholder account for Class A, B, C and I, respectively. Effective June 1, 2008, all classes paid a monthly fee based on an annual rate of $16.50 per shareholder account.

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

Signature Services has agreed to contractually limit the transfer agent expenses to 0.15% for Classes A, B and C until April 30, 2009 and thereafter until terminated by Signature Services. There were no transfer agent fee reductions during the period ended October 31, 2008. In addition, the Fund receives earnings credits from Signature Services as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the period ended October 31, 2008, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $852 for transfer agent credits earned.

Class level expenses for the period ended October 31, 2008 were as follows:

	Distribution and	Transfer		Registration and
Share class	service fees	agent fees	Printing fees	filing fees

Class A	$166,401	$83,761	$27,562	$66,088
Class B	35,097	5,370	2,233	1,205
Class C	94,556	14,299	5,594	7,877
Class I	—	5,937	6,823	11,449
Total	$296,054	$109,367	$42,212	$86,619

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting, compliance, legal and other administrative services for the Fund. The compensation for the period ended October 31, 2008 amounted to $30,270 with an effective rate of 0.04% of the Fund’s average daily net asset value.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books

Annual report | Global Opportunities Fund	31

as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 6
Fund share transactions

This listing illustrates the number of Fund shares sold and repurchased during the periods ended December 31, 2006, December 31, 2007 and October 31, 2008, along with the corresponding dollar value.

	Year ended 12-31-06		Year ended 12-31-07		Period ended 10-31-08[1]
	Shares	Amount	Shares	Amount	Shares	Amount
Class A shares

Sold	—	—	1,423,417	$23,626,225	7,826,014	$120,636,513
Distributions
reinvested	23,262	$309,622	36,526	604,511	—	—
Repurchased	—	—	(126,834)	(2,072,969)	(3,508,105)	(46,100,816)

Net increase	23,262	$309,622	1,333,109	$22,157,767	4,317,909	$74,535,697

Class B shares

Sold	—	—	125,740	$2,058,659	372,562	$5,914,312
Distributions
reinvested	869	$11,446	3,352	54,635	—	—
Repurchased	—	—	(13,634)	(213,510)	(121,630)	(1,605,918)

Net increase	869	$11,446	115,458	$1,899,784	250,932	$4,308,394

Class C shares

Sold	—	—	202,016	$3,317,467	1,239,634	$19,605,726
Distributions
reinvested	869	$11,446	4,282	69,793	—	—
Repurchased	—	—	(6,922)	(111,657)	(387,872)	(4,897,874)

Net increase	869	$11,446	199,376	$3,275,603	851,762	$14,707,852

Class I shares

Sold	—	—	126,177	$1,902,584	1,978,487	$30,011,805
Distributions
reinvested	889	$11,876	3,782	62,963	—	—
Repurchased	—	—	(49)	(811)	(1,182,703)	(18,591,905)

Net increase	889	$11,876	129,910	$1,964,736	795,784	$11,419,900

Class NAV shares

Sold	—	—	595	$10,394	177,562	$2,977,147
Repurchased	—	—	—	—	(107,285)	(1,563,746)

Net increase	—	—	595	$10,394	70,277	$1,413,401

Net increase	25,889	$344,390	1,778,448	$29,308,284	6,286,664	$106,385,244

1For the ten month period ended October 31, 2008. The Fund changed its fiscal year end from December 31 to October 31.

Note 7
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended October 31, 2008, aggregated $254,987,425 and $147,241,785, respectively.

Note 8
Change in fiscal year end

The Fund’s fiscal year end has changed to October 31.

32	Global Opportunities Fund | Annual report

Auditors’ report

To the Board of Trustees of John Hancock Investment Trust and Shareholders of John Hancock Global Opportunities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Global Opportunities Fund (the Fund) at October 31, 2008, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2008 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before December 31, 2005 were audited by another independent registered public accounting firm, whose report expressed an unqualified opinion thereon.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 22, 2008

Annual report | Global Opportunities Fund	33

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended October 31, 2008.

Shareholders will be mailed a 2008 U.S. Treasury Department Form 1099-DIV in January 2009. This will reflect the total of all distributions that are taxable for calendar year 2008.

34	Global Opportunities Fund | Annual report

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock Global
Opportunities Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Investment Trust (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock Global Opportunities Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 5–6 and June 9–10, 2008, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. This information included:

(i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group). The funds within each Category and Peer Group were selected by Morningstar Inc. (Morningstar), an independent provider of investment company data. Data covered a range of periods ended December 31, 2007,

(ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group,

(iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser,

(iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund,

(v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale,

(vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department,

(vii) the background and experience of senior management and investment professionals, and

(viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The Board principally considered data on performance and other information provided by Morningstar as of December 31, 2007. The Board also considered updated performance information provided to it by the Adviser or Subadviser at its May and June 2008 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Annual report | Global Opportunities Fund	35

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and Subadviser. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2007. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s Peer Group and benchmark index. The Board reviewed with representatives of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the Fund’s performance was appreciably higher than the performance of the Category and Peer Group medians, and its benchmark index, the S&P/Citigroup BMI Global Index, over the 1-year period.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group. The Board noted that the Advisory Agreement Rate was lower than the median rate of the Peer Group and equal to the median rate of the Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross Expense Ratio was higher than the Category and Peer Group medians. The Board also noted that the Fund’s Net Expense Ratio was higher than the Category median but lower than the Peer Group median.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expenses supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment sub-advisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board also considered a comparison of the

36	Global Opportunities Fund | Annual report

Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates, including the Subadviser, as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadviser with the Fund and benefits potentially derived from an increase in business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

Annual report | Global Opportunities Fund	37

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees
Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since[1]	Trustee

James F. Carlin, Born: 1940	2005	50

Chairman (since December 2007); Director and Treasurer, Alpha Analytical Laboratories, Inc. (chemical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since 1995);
Part Owner and Vice President, Mone Lawrence Carlin Insurance Agency, Inc. (until 2005); Chairman and Chief Executive Officer, Carlin Consolidated, Inc. (management/investments) (since 1987); Trustee,
Massachusetts Health and Education Tax Exempt Trust (1993–2003).

William H. Cunningham, Born: 1944	2005	50

Professor, University of Texas at Austin (since 1971); former Chancellor, University of Texas System and former President, University of Texas at Austin (until 2001); Chairman and Chief Executive Officer, IBT
Technologies (until 2001); Director of the following: Hicks Acquisition Company I, Inc. (since 2007);
Hire.com (until 2004), STC Broadcasting, Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc.
(electronic manufacturing) (since 2001), Adorno/Rogers Technology, Inc. (until 2004), Pinnacle Foods
Corporation (until 2003), rateGenius (until 2003), Lincoln National Corporation (insurance) (since
2006), Jefferson-Pilot Corporation (diversified life insurance company) (until 2006), New Century
Equity Holdings (formerly Billing Concepts) (until 2001), eCertain (until 2001), ClassMap.com (until
2001), Agile Ventures (until 2001), AskRed.com (until 2001), Southwest Airlines (since 2000), Introgen
(manufacturer of biopharmaceuticals) (since 2000) and Viasystems Group, Inc. (electronic manufacturer)
(until 2003); Advisory Director, Interactive Bridge, Inc. (college fundraising) (until 2001); Advisory
Director, Q Investments (until 2003); Advisory Director, JPMorgan Chase Bank (formerly Texas Commerce
Bank–Austin), LIN Television (until 2008), WilTel Communications (until 2003) and Hayes Lemmerz
International, Inc. (diversified automotive parts supply company) (since 2003).

Deborah C. Jackson,[4] Born: 1952	2008	50

Chief Executive Officer, American Red Cross of Massachusetts Bay (since 2002); Board of Directors of
Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since
2001); Board of Directors of American Student Association Corp. (since 1996); Board of Directors of
Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (since 2007).

Charles L. Ladner,[2] Born: 1938	2005	50

Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003); Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice
President and Director, AmeriGas, Inc. (retired 1998); Director, AmeriGas Partners, L.P. (gas distribution)
(until 1997); Director, EnergyNorth, Inc. (until 1997); Director, Parks and History Association (until 2005).

Stanley Martin,[2,4] Born: 1947	2008	50

Senior Vice President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006);
Executive Vice President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive
Vice President, Republic New York Corporation and Republic National Bank of New York (1998–2000);
Partner, KPMG LLP (1971–1998).

38	Global Opportunities Fund | Annual report

Independent Trustees (continued)

Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since[1]	Trustee

Dr. John A. Moore,[2] Born: 1939	2005	50

President and Chief Executive Officer, Institute for Evaluating Health Risks (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former Assistant
Administrator and Deputy Administrator, Environmental Protection Agency; Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research)
(until 2007).

Patti McGill Peterson,[2] Born: 1943	2005	50

Principal, PMP Globalinc (consulting) (since 2007); Senior Associate, Institute for Higher Education Policy
(since 2007); Executive Director, CIES (international education agency) (until 2007); Vice President,
Institute of International Education (until 2007); Senior Fellow, Cornell University Institute of Public
Affairs, Cornell University (until 1998); Former President Wells College, St. Lawrence University and the
Association of Colleges and Universities of the State of New York. Director of the following: Niagara
Mohawk Power Corporation (until 2003); Security Mutual Life (insurance) (until 1997); ONBANK (until
1993). Trustee of the following: Board of Visitors, The University of Wisconsin, Madison (since 2007);
Ford Foundation, International Fellowships Program (until 2007); UNCF, International Development
Partnerships (until 2005); Roth Endowment (since 2002); Council for International Educational Exchange
(since 2003).

Steven R. Pruchansky, Born: 1944	2005	50

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (since 2008); Managing Director, JonJames, LLC (real estate) (since 2000); Director, First
Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell
Building Corp. (until 1991).

Non-Independent Trustees[3]
Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since[1]	Trustee

James R. Boyle, Born: 1959	2005	267

Executive Vice President, Manulife Financial Corporation (since 1999); Director and President, John
Hancock Variable Life Insurance Company (since 2007); Director and Executive Vice President, John
Hancock Life Insurance Company (since 2004); Chairman and Director, John Hancock Advisers, LLC (the
Adviser), John Hancock Funds, LLC (John Hancock Funds) and The Berkeley Financial Group, LLC (The
Berkeley Group) (holding company) (since 2005); Chairman and Director, John Hancock Investment
Management Services, LLC (since 2006); Senior Vice President, The Manufacturers Life Insurance
Company (U.S.A.) (until 2004).

Annual report | Global Opportunities Fund	39

Principal officers who are not Trustees
Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

Keith F. Hartstein, Born: 1956	2005

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief
Executive Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (since 2005); Director,
MFC Global Investment Management (U.S.), LLC (MFC Global (U.S.)) (since 2005); Chairman and
Director, John Hancock Signature Services, Inc. (since 2005); Director, President and Chief Executive
Officer, John Hancock Investment Management Services, LLC (since 2006); President and Chief Executive
Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust
(since 2005); Director, Chairman and President, NM Capital Management, Inc. (since 2005); Member and former Chairman, Investment Company Institute Sales Force Marketing Committee (since 2003);
Director, President and Chief Executive Officer, MFC Global (U.S.) (2005–2006); Executive Vice President,
John Hancock Funds, LLC (until 2005).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.) (since 2006); Secretary and
Chief Legal Officer, John Hancock Funds, John Hancock Funds II and John Hancock Trust (since 2006);
Vice President and Associate General Counsel, Massachusetts Mutual Life Insurance Company (1999–
2006); Secretary and Chief Legal Counsel, MML Series Investment Fund (2000–2006); Secretary and
Chief Legal Counsel, MassMutual Institutional Funds (2000–2004); Secretary and Chief Legal Counsel,
MassMutual Select Funds and MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment Management Services, LLC,
the Adviser and MFC Global (U.S.) (since 2005); Chief Compliance Officer, John Hancock Funds, John
Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005); Vice President and
Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and Ethics & Compliance Officer,
Fidelity Investments (until 2001).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (registered investment companies) (2005–2007); Vice President, Goldman Sachs (2005–2007); Managing Director
and Treasurer of Scudder Funds, Deutsche Asset Management (2003–2005); Director, Tax and Financial
Reporting, Deutsche Asset Management (2002–2003); Vice President and Treasurer, Deutsche Global
Fund Services (1999–2002).

Gordon M. Shone, Born: 1956	2006

Treasurer
Senior Vice President, John Hancock Life Insurance Company (U.S.A.) (since 2001); Treasurer, John
Hancock Funds (since 2006), John Hancock Funds II, John Hancock Funds III and John Hancock Trust
(since 2005); Vice President and Chief Financial Officer, John Hancock Trust (2003–2005); Vice President,
John Hancock Investment Management Services, LLC, John Hancock Advisers, LLC (since 2006) and The
Manufacturers Life Insurance Company (U.S.A.) (1998–2000).

40	Global Opportunities Fund | Annual report

Principal officers who are not Trustees (continued)

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

John G. Vrysen, Born: 1955	2005

Chief Operating Officer
Senior Vice President, Manulife Financial Corporation (since 2006); Senior Vice President, John Hancock
Life Insurance Company (since 2004); Director, Executive Vice President and Chief Operating Officer,
the Adviser, The Berkeley Group and John Hancock Funds, LLC (since 2007); Director, Executive Vice
President and Chief Operating Officer, John Hancock Investment Management Services, LLC (since
2007); Chief Operating Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III
and John Hancock Trust (since 2007); Director, Executive Vice President and Chief Financial Officer,
the Adviser, The Berkeley Group and John Hancock Funds, LLC (2005–2007); Director, Executive Vice
President and Chief Financial Officer, John Hancock Investment Management Services, LLC (2005–2007);
Executive Vice President and Chief Financial Officer, MFC Global (U.S.) (2005–2007); Director, John
Hancock Signature Services, Inc. (since 2005); Chief Financial Officer, John Hancock Funds, John Hancock
Funds II, John Hancock Funds III and John Hancock Trust (2005–2007); Vice President and General
Manager, John Hancock Fixed Annuities, U.S. Wealth Management (2004–2005); Vice President,
Operations, Manulife Wood Logan (2000–2004).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit and Compliance Committee.

3 Non-Independent Trustee holds positions with the Fund’s investment adviser, underwriter and certain other affiliates.

4 Mr. Martin was appointed by the Board as Trustee on September 8, 2008 and Ms. Jackson was appointed effective October 1, 2008.

Annual report | Global Opportunities Fund	41

More information

Trustees	Investment adviser
James . Carlin, Chairman	John Hancock Advisers, LLC
James R. Boyle†
William H. Cunningham	Subadviser
Deborah C. Jackson	MFC Global Investment
Charles L. Ladner*	Management (U.S.), LLC
Stanley Martin*
Dr. John A. Moore*	Principal distributor
Patti McGill Peterson*	John Hancock Funds, LLC
Steven R. Pruchansky
*Members of the Audit Committee	Custodian
†Non-Independent Trustee	State Street Bank & Trust Company

Officers	Transfer agent
Keith . Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Thomas M. Kinzler	K&L Gates LLP
Secretary and Chief Legal Officer
Independent registered
Francis V. Knox, Jr.	public accounting firm
Chief Compliance Officer	PricewaterhouseCoopers LLP

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Additional information about your fund is available without charge in several ways. As required by the SEC, you can access proxy voting information and quarterly portfolio information on your fund. The proxy vot-
ing information includes a description of proxy voting policies, procedures and information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30. The quarterly portfolio information that includes a complete list of the fund’s holdings for the first and third quarters of the fund’s fiscal period is filed on Form N-Q. You have access to this information:

By phone	On the fund’s Website	At the SEC
1-800-225-5291	www.jhfunds.com	www.sec.gov
1-800-SEC-0330
SEC Public Reference Room

You can also contact us:
Regular mail:	Express mail:
John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
P.O. Box 9510	Mutual Fund Image Operations
Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Month-end portfolio holdings are available at www.jhfunds.com.

42	Global Opportunities Fund | Annual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Global Opportunities Fund.	6900A 10/08
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	12/08

ITEM 2. CODE OF ETHICS.

As of the end of the period, October 31, 2008, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Charles L. Ladner is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees
The aggregate fees billed for professional services rendered by the principal accountant(s) for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant(s) in connection with statutory and regulatory filings or engagements amounted to $168,421 for the fiscal period ended October 31, 2008 (the funds of the registrant changed the fiscal year end to October 31) (broken out as follows: John Hancock Balanced Fund - $36,556, John Hancock Large Cap Equity Fund - $37,607, John Hancock Global Opportunities Fund -$25,263, John Hancock Small Cap Intrinsic Value Fund - $24,763 and John Hancock Sovereign Investors Fund - $44,232) and $105,450 for the fiscal year ended December 31, 2007 (broken out as follows: John Hancock Balanced Fund - $26,250, John Hancock Large Cap Equity Fund -$30,500, John Hancock Global Opportunities Fund - $8,700, John Hancock Small Cap Intrinsic Value Fund - $8,700 and John Hancock Sovereign Investors Fund - $31,300). These fees were billed to the registrant and were approved by the registrant’s audit committee.

(b) Audit-Related Services
There were no audit-related fees during the fiscal period ended October 31, 2008 and fiscal year ended December 31, 2007 billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates").

(c) Tax Fees
The aggregate fees billed for professional services rendered by the principal accountant(s) for the tax compliance, tax advice and tax planning (“tax fees”) amounted to $13,300 for the fiscal period ended October 31, 2008 (broken out as follows: John Hancock Balanced Fund - $3,300, John Hancock Large Cap Equity Fund - $3,900, John Hancock Global Opportunities Fund - $1,050, John Hancock Small Cap Intrinsic Value Fund - $1,050 and John Hancock Sovereign Investors Fund - $4,000) and $15,900 for the fiscal year ended December 31, 2007 broken out as follows: John Hancock Balanced Fund - $3,300, John Hancock Large Cap Equity Fund - $3,900, John Hancock Global Opportunities Fund - $2,350, John Hancock Small Cap Intrinsic Value Fund -$2,350 and John Hancock Sovereign Investors Fund - $4,000). The nature of the services comprising the tax fees was the review of the registrant’s income tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee. There were no tax fees billed to the control affiliates.

(d) All Other Fees
There were no other fees during the fiscal period ended October 31, 2008 and fiscal year ended December 31, 2007 billed to the registrant or to the control affiliates.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:
There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant’s principal accountant, for the fiscal period ended October 31, 2008, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's accountant(s) for services rendered to the registrant and rendered to the registrant's control affiliates for each of the last two fiscal years of the registrant were $4,601,072 for the fiscal period ended October 31, 2008, and $1,566,723 for the fiscal year ended December 31, 2007.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Dr. John A. Moore - Chairman
Charles L. Ladner
Patti McGill Peterson

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds – Governance Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: December 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: December 16, 2008

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: December 16, 2008